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                        NYLIAC CORPEXEC VUL ANNUAL REPORT

                                  JUNE 30, 2008

                        TABLE OF CONTENTS - VOLUME 1 OF 3



Message from New York Life Insurance and Annuity Corporation............      3
Performance Summaries...................................................      4

NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I
Statement of Assets and Liabilities.....................................     16
Statement of Operations.................................................     32
Statement of Changes in Net Assets......................................     40
Notes to Financial Statements...........................................     54

The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Balanced Portfolio - Initial Class*
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Initial Class*
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Initial Class*
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class (Closed to new purchases)
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Initial Class*
  Moderate Growth Allocation Portfolio - Initial Class*
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class*

*The MainStay VP Balanced Portfolio - Initial Class, Conservative
 Allocation Portfolio - Initial Class, Developing Growth
 Portfolio - Initial Class, Growth Allocation Portfolio - Initial Class,
 Moderate Allocation Portfolio - Initial Class, Moderate Growth
 Allocation Portfolio - Initial Class and Total Return
 Portfolio - Initial Class are not available under the CorpExec VUL policy.


                       TABLE OF CONTENTS - VOLUME 2 OF 3

The Semi-Annual Reports for the Portfolios listed below:
AIM V.I. Global Real Estate Fund - Series I Shares
AIM V.I. International Growth Fund - Series I Shares
Alger American Capital Appreciation Portfolio - Class O Shares (Formerly
  Alger American Leveraged AllCap Portfolio - Class O Shares. Closed to new purchases)
Alger American SmallCap Growth Portfolio - Class O Shares (Formerly
  Alger American Small Capitalization Portfolio - Class O Shares. Closed to new purchases)
Alger American SmallCap and MidCap Growth Portfolio - Class O Shares
AllianceBernstein VPS International Value Portfolio - Class A Shares
AllianceBernstein VPS Small/MidCap Value Portfolio - Class A Shares
American Century(R) VP Value - Class II
American Funds Asset Allocation Fund - Class 2 Shares
American Funds Global Small Capitalization Fund - Class 2 Shares
American Funds Growth Fund - Class 2 Shares
American Funds Growth - Income Fund - Class 2 Shares
American Funds International Fund - Class 2 Shares
CVS Calvert Social Balanced Portfolio (Closed to new purchases)
Davis Value Portfolio
Delaware VIP International Value Equity Series - Standard Class
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares (Closed to new
  purchases)
DWS Dremen Small Mid Cap Value VIP - Class A Shares
DWS Global Opportunities VIP - Class A Shares
DWS Small Cap Index VIP - Class A Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP 2010 - Initial Class
Fidelity(R) VIP 2020 - Initial Class
Fidelity(R) VIP 2030 - Initial Class

Fidelity(R) VIP Growth - Initial Class
Fidelity(R) VIP Index 500 - Initial Class
Fidelity(R) VIP Investment Grade Bond - Initial Class
Fidelity(R) VIP Mid-Cap - Initial Class
Fidelity(R) VIP Overseas - Initial Class
Fidelity(R) VIP Value Leaders - Initial Class
Fidelity(R) VIP Value Strategies - Service Class 2


                       TABLE OF CONTENTS - VOLUME 3 OF 3

Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Forty - Institutional Shares
Janus Aspen Series Mid Cap Growth - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund - Service Class
MFS(R) Investors Trust Series - Initial Class (Closed to new purchases)
MFS(R) New Discovery Series - Initial Class (Closed to new purchases)
MFS(R) Utilities Series - Initial Class
MFS(R) Value Series - Initial Class
Morgan Stanley UIF Emerging Markets Debt - Class I
Morgan Stanley UIF Emerging Markets Equity - Class I
Morgan Stanley Mid Cap Value - Class I
Morgan Stanley UIF U.S. Real Estate - Class I
Neuberger Berman AMT Partners Portfolio - I Class Shares
Oppenheimer Capital Appreciation Fund/VA - Non-Service Shares
Oppenheimer Core Bond Fund/VA - Non-Service Shares
PIMCO Long-Term U.S. Government Portfolio - Administrative Class Shares
PIMCO Low Duration Portfolio - Administrative Class Shares
PIMCO Real Return Portfolio - Administrative Class Shares
PIMCO Total Return Portfolio - Administrative Class Shares
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return Fund - Initial Class Shares
Van Eck Worldwide Bond Fund - Initial Class Shares
Van Eck Worldwide Hard Assets Fund - Initial Class Shares



Please see the individual fund semi-annual reports for any applicable fund prospectus supplement(s) that may have been included.

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2008 unaudited Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2008

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

The chart below shows the Average Annual Total Returns of each Investment Division of the Separate Account based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets. These returns do not reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.



                                              PORTFOLIO     YEAR                                            SINCE          NET
                                              INCEPTION      TO         1        3        5        10     PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                            DATE(1)      DATE      YEAR     YEARS    YEARS    YEARS    INCEPTION    EXPENSES(6)


MainStay VP Series Funds, Inc.:
  Bond--Initial Class                         1/23/1984      0.26%     5.63%    3.43%    3.24%    4.95%        7.70%       0.54
  Capital Appreciation--Initial Class         1/29/1993     -9.54     -8.69     4.47     6.27     0.15         6.69        0.65
  Cash Management (Current 7-day yield as
     of June 30, 2008 is 1.96%)(2)            1/29/1993      1.25      3.45     3.87     2.60     3.00         3.41        0.49
  Common Stock--Initial Class                 1/23/1984     10.73    -12.89     4.99     8.20     3.19         9.57        0.59
  Convertible--Initial Class                  10/1/1996     -4.62      0.25     8.54     8.49     6.59         7.89        0.66
  Floating Rate--Initial Class                 5/2/2005      0.11     -0.62     3.39       NA       NA         3.07        0.67
  Government--Initial Class                   1/29/1993      1.24      7.08     3.63     3.01     4.69         5.20        0.56
  High Yield Corporate Bond--Initial Class     5/1/1995     -1.78     -2.34     4.71     7.70     6.65         8.39        0.61
  ICAP Select Equity--Initial Class(11,12)     5/1/1998    -13.09    -15.45     5.20     8.30     3.56         3.25        0.84
  International Equity--Initial Class          5/1/1995    -10.27    -11.93     9.92    12.91     5.82         7.41        0.97
  Large Cap Growth--Initial Class(7)           5/1/1998     -5.93      2.96     9.91     6.80     4.26         4.87        0.80
  Mid Cap Core--Initial Class                  7/2/2001     -5.97    -11.98     7.06    13.74       NA         8.25        0.91
  Mid Cap Growth--Initial Class                7/2/2001    -10.13    -10.58     7.61    14.04       NA         6.04        0.80
  Mid Cap Value--Initial Class                 7/2/2001     -8.71    -18.39     2.20     8.65       NA         4.50        0.76
  S&P 500 Index--Initial Class(3)             1/29/1993    -12.14    -13.57     3.82     6.90     2.27         8.47        0.33
  Small Cap Growth--Initial Class              7/2/2001     -8.99    -17.08    -1.35     5.15       NA         0.51        0.96
AIM V.I. Global Real Estate Fund--Series I
  Shares                                       4/1/1998    -14.46    -18.56     7.34    16.30    11.26        10.41        1.08
AIM V.I. International Growth Fund--Series
  I Shares                                     5/5/1993    -12.18    -10.96    14.39    17.33     5.35         8.53        1.13
Alger American Capital Appreciation
  Portfolio--Class O Shares(8)                1/25/1995    -13.41      0.36    15.66    13.43     7.57        14.29        0.97
Alger American SmallCap and MidCap Growth
  Portfolio--Class O Shares                    1/2/2008    -17.65        NA       NA       NA       NA       -17.65        1.04
Alger American Small Cap Growth
  Portfolio--Class O Shares(4)                9/21/1988    -15.90    -12.67     9.84    14.36     2.06        10.23        0.96
AllianceBernstein VPS International Value
  Portfolio--Class A Shares                   5/10/2001    -13.94    -17.70    12.97    17.24       NA        12.90        0.81
AllianceBernstein VPS Small/Mid Cap Value
  Portfolio--Class A Shares                    5/2/2001     -7.24    -17.23     4.04    11.12       NA        10.09        0.83
American Century VP Value--Class II           8/14/2001    -13.20    -22.87     0.26     6.21       NA         4.15        1.09
American Funds Asset Allocation Fund--Class
  2 Shares                                    4/30/1997     -6.54     -7.76     6.66     8.07     4.68         6.49        0.57
American Funds Global Small Capitalization
  Fund -- Class 2 Shares                      4/30/1998    -12.55    -12.39    15.76    20.56    13.60        12.82        0.98
American Funds Growth Fund--Class 2 Shares    4/30/1997     -7.89     -6.60     8.29    11.13     8.72        11.62        0.52
American Funds Growth-Income Fund--Class 2
  Shares                                      4/30/1997    -11.24    -13.89     4.11     7.57     5.48         7.62        0.58
American Funds International Fund--Class 2
  Shares                                      4/30/1997    -11.99     -6.38    14.31    17.80     8.57         9.52        0.77
CVS Calvert Social Balanced Portfolio(8)       9/2/1986     -6.69     -7.48     2.44     5.13     2.57         7.85        0.90
Davis Value Portfolio                          7/1/1999    -11.49    -13.71     4.48     8.41      N/A         3.69        0.81
Delaware VIP International Value Equity
  Series--Standard Class                     10/29/1992    -14.54    -19.52     7.21    13.25     6.56         8.54        0.99
Dreyfus IP Technology Growth--Initial
  Shares                                      8/31/1999    -12.35     -6.37     4.76     5.39       NA        -3.40        0.85
Dreyfus VIF Developing Leaders
  Portfolio--Initial Shares(9)                8/31/1990     -8.90    -22.14    -4.13     2.92     1.97        17.65        0.81
DWS Dreman Small Mid Cap Value VIP--Class A
  Shares                                       5/1/1996     -9.66    -16.12     7.30    14.47     7.94         8.52        0.78
DWS Global Opportunities VIP--Class A
  Shares                                       5/1/1996    -11.33    -11.25     9.84    16.41     8.92        10.11        1.10
DWS Small Cap Index VIP--Class A Shares       8/22/1997     -9.86    -16.92     2.89     9.35     4.71         5.16        0.50

----------------------------------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM. Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

                                                                           PORTFOLIO     YEAR
                                                                           INCEPTION      TO         1        3        5        10
INVESTMENT DIVISION                                                         DATE(1)      DATE      YEAR     YEARS    YEARS    YEARS
Fidelity(R) VIP Contrafund(R)--Initial Class                                1/3/1995    -12.33%    -5.58%    8.80%   12.39%    7.08%
Fidelity(R) VIP Equity Income--Initial Class                               10/9/1986    -14.72    -20.47     3.41     7.31     3.58
Fidelity(R) VIP Freedom 2010--Initial Class(5)                             4/26/2005     -5.63     -3.46     5.59       NA       NA
Fidelity(R) VIP Freedom 2020--Initial Class(5)                             4/26/2005     -7.89     -6.05     6.70       NA       NA
Fidelity(R) VIP Freedom 2030--Initial Class(5)                             4/26/2005     -9.55     -8.04     7.37       NA       NA
Fidelity(R) VIP Growth--Initial Class                                      10/9/1986    -10.36      0.91     9.17     8.90     3.47
Fidelity(R) VIP Index 500--Initial Class                                   8/27/1992    -12.11    -13.47     3.96     7.06     2.33
Fidelity(R) VIP Investment Grade Bond--Initial Class                       12/6/1988      0.00      3.46     2.51     2.80     4.99
Fidelity(R) VIP Mid-Cap--Initial Class                                    12/28/1998     -6.91     -4.40    11.33    17.55       NA
Fidelity(R) VIP Overseas--Initial Class                                    1/28/1987    -10.63     -7.40    14.10    16.43     5.03
Fidelity(R) VIP Value Leaders--Initial Class                               6/17/2003    -15.22    -19.07     3.31     8.22       NA
Fidelity(R) VIP Value Strategies--Service Class 2                          2/20/2002    -14.82    -22.32     3.33     9.17       NA
Janus Aspen Series Balanced--Institutional Shares                          9/13/1993     -2.52      1.16     7.98     8.08     6.87
Janus Aspen Series Forty--Institutional Shares                              7/1/1995     -0.64     22.72    16.67    16.71     9.66
Janus Aspen Series Mid Cap Growth--Institutional Shares                    9/13/1993     -5.80      1.68    13.10    15.15     5.90
Janus Aspen Series Worldwide Growth--Institutional Shares                  9/13/1993     -0.64    -20.57     4.74     6.17     1.39
Lazard Retirement International Equity Portfolio                            9/1/1998    -12.90     -9.97    10.00    11.97       NA
Lord Abbett Mid-Cap Value Portfolio                                        9/15/1999    -13.34    -21.82     0.90     8.71       NA
LVIP Baron Growth Opportunities Fund--Service Class                        10/1/1998     -9.65    -12.53     3.25     9.82       NA
MFS(R) Investors Trust Series--Initial Class(10)                           10/9/1995     -8.66     -6.44     6.72     8.46     1.81
MFS(R) New Discovery Series--Initial Class(8)                               5/1/1998     -8.24    -14.19     5.06     6.85     5.81
MFS(R) Utilities Series--Initial Class                                      1/3/1995     -2.07      5.19    20.70    22.52    11.03
MFS(R) Value Series -- Initial Class                                        1/2/2002    -10.84    -11.19     6.65    10.27       NA
Morgan Stanley UIF Emerging Markets Debt--Class 1                          6/16/1997     -1.12      2.28     7.04     9.06     8.67
Morgan Stanley UIF Emerging Markets Equity--Class 1                        10/1/1996    -15.94      0.56    26.72    28.58    13.35
Morgan Stanley UIF U.S. Mid Cap Value--Class I                             10/1/1996    -13.98    -16.88     6.77    11.43     6.86
Morgan Stanley UIF U.S. Real Estate--Class I                                3/3/1997     -4.35    -18.12     5.51    15.70    11.66
Neuberger Berman AMT Partners Portfolio--I Class Shares                    3/22/1994     -4.99     -4.77     8.26    13.07     5.29
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                 4/3/1985     -8.88     -5.09     6.16     7.66     4.33
Oppenheimer Core Bond Fund/VA Non-Service Shares                            4/3/1985     -1.62      1.41     2.39     3.16     4.30
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares     4/30/1999      1.84     14.05     3.10     4.15       NA
PIMCO Low Duration Portfolio--Administrative Class Shares                  2/16/1999      0.96      6.51     3.89     2.64       NA
PIMCO Real Return Portfolio--Administrative Class Shares                   9/30/1999      4.24     14.15     4.67     5.29       NA
PIMCO Total Return Portfolio--Administrative Class Shares                 12/31/1997      2.01     10.30     4.41     4.12     5.53
Royce Micro-Cap Portfolio--Investment Class                               12/27/1996     -7.22    -11.91    10.00    13.23    13.71
Royce Small-Cap Portfolio--Investment Class                               12/27/1996      1.72    -10.15     5.89    14.08    12.08
T. Rowe Price Blue Chip Growth Portfolio                                  12/29/2000    -11.09     -7.99     5.47     7.15       NA
T. Rowe Price Equity Income Portfolio                                      3/31/1994    -13.73    -17.72     3.10     7.36     4.99
T. Rowe Price Equity Index 500 Portfolio                                  12/29/2000    -12.27    -13.82     3.68     6.84       NA
T. Rowe Price International Stock Portfolio                                3/31/1994    -10.44     -6.74    12.28    13.78     3.59
T. Rowe Price Limited-Term Bond Portfolio                                  5/13/1994      1.80      5.13     3.67     2.56     4.25
T. Rowe Price New America Growth Portfolio                                 3/31/1994     -5.02     -1.18     6.91     8.80     1.23
T. Rowe Price Personal Strategy Balanced Portfolio                        12/30/1994     -6.92     -6.38     5.55     8.35     5.66
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                5/1/2003      0.12     -3.75     3.73     2.17       NA
Van Eck Worldwide Bond Fund--Initial Class Shares                           9/1/1989      3.86     12.69     5.95     6.22     5.65
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                    9/1/1989     23.48     45.28    42.36    41.25    18.58
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            SINCE          NET
                                                                          PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                                                       INCEPTION    EXPENSES(6)
Fidelity(R) VIP Contrafund(R)--Initial Class                                12.33%         0.65
Fidelity(R) VIP Equity Income--Initial Class                                 9.41          0.55
Fidelity(R) VIP Freedom 2010--Initial Class(5)                               6.13          0.56
Fidelity(R) VIP Freedom 2020--Initial Class(5)                               7.35          0.62
Fidelity(R) VIP Freedom 2030--Initial Class(5)                               8.08          0.66
Fidelity(R) VIP Growth--Initial Class                                       10.14          0.65
Fidelity(R) VIP Index 500--Initial Class                                     8.81          0.10
Fidelity(R) VIP Investment Grade Bond--Initial Class                         6.40          0.43
Fidelity(R) VIP Mid-Cap--Initial Class                                      16.61          0.67
Fidelity(R) VIP Overseas--Initial Class                                      7.05          0.85
Fidelity(R) VIP Value Leaders--Initial Class                                 7.41          0.80
Fidelity(R) VIP Value Strategies--Service Class 2                            6.44          0.95
Janus Aspen Series Balanced--Institutional Shares                           10.35          0.57
Janus Aspen Series Forty--Institutional Shares                              13.61          0.70
Janus Aspen Series Mid Cap Growth--Institutional Shares                     10.45          0.68
Janus Aspen Series Worldwide Growth--Institutional Shares                    8.79          0.67
Lazard Retirement International Equity Portfolio                             4.65          1.18
Lord Abbett Mid-Cap Value Portfolio                                         10.10          1.12
LVIP Baron Growth Opportunities Fund--Service Class                         11.83          1.33
MFS(R) Investors Trust Series--Initial Class(10)                             7.01          0.85
MFS(R) New Discovery Series--Initial Class(8)                                5.59          1.01
MFS(R) Utilities Series--Initial Class                                      14.96          0.85
MFS(R) Value Series -- Initial Class                                         6.51          0.86
Morgan Stanley UIF Emerging Markets Debt--Class 1                            7.48          1.06
Morgan Stanley UIF Emerging Markets Equity--Class 1                          9.45          1.58
Morgan Stanley UIF U.S. Mid Cap Value--Class I                               9.96          1.01
Morgan Stanley UIF U.S. Real Estate--Class I                                11.33          1.04
Neuberger Berman AMT Partners Portfolio--I Class Shares                     10.12          0.91
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                 10.69          0.65
Oppenheimer Core Bond Fund/VA Non-Service Shares                             7.13          0.68
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares       6.96          0.63
PIMCO Low Duration Portfolio--Administrative Class Shares                    4.08          0.65
PIMCO Real Return Portfolio--Administrative Class Shares                     8.29          0.65
PIMCO Total Return Portfolio--Administrative Class Shares                    5.54          0.83
Royce Micro-Cap Portfolio--Investment Class                                 14.20          1.31
Royce Small-Cap Portfolio--Investment Class                                 13.03          1.08
T. Rowe Price Blue Chip Growth Portfolio                                     0.54          0.85
T. Rowe Price Equity Income Portfolio                                        9.80          0.85
T. Rowe Price Equity Index 500 Portfolio                                     0.73          0.40
T. Rowe Price International Stock Portfolio                                  5.45          1.05
T. Rowe Price Limited-Term Bond Portfolio                                    4.70          0.70
T. Rowe Price New America Growth Portfolio                                   7.73          0.85
T. Rowe Price Personal Strategy Balanced Portfolio                           9.16          0.90
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                 2.11          5.32
Van Eck Worldwide Bond Fund--Initial Class Shares                            5.72          1.32
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                    11.76          1.01
--------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.
Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL II AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.



                                              PORTFOLIO     YEAR                                            SINCE          NET
                                              INCEPTION      TO         1        3        5        10     PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                            DATE(1)      DATE      YEAR     YEARS    YEARS    YEARS    INCEPTION    EXPENSES(6)


MainStay VP Series Funds, Inc.:
  Bond--Initial Class                         1/23/1984      0.44%     6.02%    3.81%    3.62%    5.34%       8.10%        0.54
  Capital Appreciation--Initial Class         1/29/1993     -9.37     -8.35     4.85     6.66     0.52        7.09         0.65
  Cash Management (Current 7-day yield as
     of June 30, 2008 is 1.96%)(2)            1/29/1993      1.43      3.83     4.25     2.98     3.39        3.79         0.49
  Common Stock--Initial Class                 1/23/1984    -10.56    -12.57     5.37     8.60     3.58        9.98         0.59
  Convertible--Initial Class                  10/1/1996     -4.45      0.62     8.95     8.89     6.98        8.29         0.66
  Floating Rate--Initial Class                 5/2/2005      0.30     -0.25     3.77       NA       NA        3.45         0.67
  Government--Initial Class                   1/29/1993      1.43      7.48     4.01     3.39     5.07        5.59         0.56
  High Yield Corporate Bond--Initial Class     5/1/1995     -1.60     -1.98     5.10     8.10     7.05        8.80         0.61
  ICAP Select Equity--Initial Class(11,12)     5/1/1998    -12.93    -15.13     5.59     8.71     3.94        3.63         0.84
  International Equity--Initial Class          5/1/1995    -10.10    -11.60    10.33    13.33     6.21        7.81         0.97
  Large Cap Growth--Initial Class(7)           5/1/1998     -5.75      3.34    10.32     7.20     4.65        5.26         0.80
  Mid Cap Core--Initial Class                  7/2/2001     -5.80    -11.65     7.46    14.16       NA        8.65         0.91
  Mid Cap Growth--Initial Class                7/2/2001     -9.97    -10.25     8.01    14.47       NA        6.43         0.80
  Mid Cap Value--Initial Class                 7/2/2001     -8.54    -18.09     2.58     9.05       NA        4.89         0.76
  S&P 500 Index--Initial Class(3)             1/29/1993    -11.98    -13.25     4.20     7.30     2.65        8.87         0.33
  Small Cap Growth--Initial Class              7/2/2001     -8.82    -16.77    -0.98     5.54       NA        0.89         0.96
A.I.M. V.I. Global Real Estate Fund--Series
  I Shares                                     4/1/1998    -14.31    -18.26     7.74    16.73    11.67       10.82         1.13
AIM V.I. International Growth Fund--Series
  I Shares                                     5/5/1993    -12.01    -10.63    14.81    17.77     5.74        8.93         1.08
Alger American Capital Appreciation
  Portfolio--Class O Shares(8)                1/25/1995    -13.25      0.73    16.09    13.85     7.97       14.72         0.97
Alger American SmallCap and MidCap
  Growth--Class O Shares                       1/2/2008    -17.50        NA       NA       NA       NA      -17.50         1.04
Alger American SmallCap Growth
  Portfolio--Class O Shares(4)                9/21/1988    -15.74    -12.35    10.25    14.78     2.44       10.63         0.96
AllianceBernstein VPS International Value
  Portfolio--Class A Shares                   5/10/2001    -13.78    -17.40    13.38    17.68       NA       13.32         0.81
AllianceBernstein VPS Small/Mid Cap Value
  Portfolio--Class A Shares                    5/2/2001     -7.07    -16.92     4.43    11.54       NA       10.49         0.83
American Century VP Value--Class II           8/14/2001    -13.04    -22.59     0.63     6.60       NA        4.54         1.09
American Funds Asset Allocation Fund--Class
  2 Shares                                    4/30/1997     -6.36     -7.42     7.06     8.47     5.06        6.88         0.57
American Funds Global Small Capitalization
  Fund--Class 2 Shares                        4/30/1998    -12.39    -12.06    16.19    21.01    14.02       13.23         0.98
American Funds Growth Fund--Class 2 Shares    4/30/1997     -7.72     -6.26     8.70    11.55     9.13       12.03         0.58
American Funds Growth-Income Fund--Class 2
  Shares                                      4/30/1997    -11.08    -13.57     4.50     7.97     5.87        8.02         0.52
American Funds International Fund--Class 2
  Shares                                      4/30/1997    -11.83     -6.03    14.73    18.24     8.97        9.93         0.77
CVS Calvert Social Balanced Portfolio(8)       9/2/1986     -6.52     -7.14     2.82     5.52     2.95        8.25         0.90
Davis Value Portfolio                          7/1/1999    -11.33    -13.39     4.86     8.81       NA        4.08         0.81
Delaware VIP International Value Equity
  Series--Standard Class                     10/29/1992    -14.39    -19.22     7.61    13.67     6.95        8.95         0.99
Dreyfus IP Technology Growth--Initial
  Shares                                      8/31/1999    -12.19     -6.03     5.15     5.78       NA       -3.04         0.85
Dreyfus VIF Developing Leaders
  Portfolio--Initial Shares(9)                8/31/1990     -8.74    -21.86    -3.78     3.30     2.35       18.09         0.81
DWS Dreman Small Mid Cap Value VIP--Class A
  Shares                                       5/1/1996     -9.49    -15.81     7.70    14.90     8.34        8.92         0.78
DWS Global Opportunities VIP--Class A
  Shares                                       5/1/1996    -11.17    -10.93    10.25    16.84     9.33       10.52         1.10
DWS Small Cap Index VIP--Class A Shares       8/22/1997     -9.70    -16.61     3.27     9.76     5.09        5.54         0.50

----------------------------------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM. Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

                                                                           PORTFOLIO     YEAR
                                                                           INCEPTION      TO         1        3        5        10
INVESTMENT DIVISION                                                         DATE(1)      DATE      YEAR     YEARS    YEARS    YEARS
Fidelity(R) Contrafund(R)--Initial Class                                    1/3/1995    -12.17%    -5.23%    9.21%   12.81%    7.48%
Fidelity(R) VIP Equity Income--Initial Class                               10/9/1986    -14.56    -20.18     3.79     7.70     3.96
Fidelity(R) VIP Freedom 2010--Initial Class(5)                             4/26/2005     -5.45     -3.11     5.98       NA       NA
Fidelity(R) VIP Freedom 2020--Initial Class(5)                             4/26/2005     -7.72     -5.70     7.09       NA       NA
Fidelity(R) VIP Freedom 2030--Initial Class(5)                             4/26/2005     -9.39     -7.70     7.77       NA       NA
Fidelity(R) VIP Growth--Initial Class                                      10/9/1986    -10.20      1.28     9.57     9.30     3.85
Fidelity(R) VIP Index 500--Initial Class                                   8/27/1992    -11.95    -13.15     4.34     7.45     2.70
Fidelity(R) VIP Investment Grade Bond--Initial Class                       12/6/1988      0.18      3.84     2.89     3.18     5.38
Fidelity(R) VIP Mid-Cap--Initial Class                                    12/28/1998     -6.74     -4.05    11.74    17.98       NA
Fidelity(R) VIP Overseas--Initial Class                                    1/28/1987    -10.47     -7.06    14.52    16.86     5.42
Fidelity(R) VIP Value Leaders--Initial Class                               6/17/2003    -15.06    -18.77     3.70     8.62       NA
Fidelity(R) VIP Value Strategies--Service Class 2                          2/20/2002    -14.66    -22.03     3.71     9.57       NA
Janus Aspen Series Balanced--Institutional Shares                          9/13/1993     -2.34      1.54     8.38     8.48     7.27
Janus Aspen Series Forty--Institutional Shares                              7/1/1995     -0.46     23.17    17.10    17.14    10.07
Janus Aspen Series Mid Cap Growth--Institutional Shares                    9/13/1993     -5.62      2.05    13.52    15.58     6.29
Janus Aspen Series Worldwide Growth--Institutional Shares                  9/13/1993    -17.80    -20.28     5.13     6.56     1.77
Lazard Retirement International Equity Portfolio                            9/1/1998    -12.73     -9.63    10.41    12.39       NA
Lord Abbett Mid-Cap Value Portfolio                                        9/15/1999    -13.17    -21.53     1.27     9.11       NA
LVIP Baron Growth Opportunities Fund--Service Class                        10/1/1998     -9.48    -12.21     3.63    10.23       NA
MFS(R) Investors Trust Series--Initial Class(10)                           10/9/1995     -8.49     -6.09     7.12     8.86     2.18
MFS(R) New Discovery Series--Initial Class(8)                               5/1/1998     -8.07    -13.87     5.45     7.25     6.21
MFS(R) Utilities Series--Initial Class                                      1/3/1995     -1.89      5.58    21.15    22.97    11.44
MFS(R) Value Series--Initial Class                                          1/2/2002    -10.68    -10.86     7.04    10.68       NA
Morgan Stanley UIF Emerging Markets Debt--Class 1                          6/16/1997     -0.94      2.66     7.44     9.46     9.07
Morgan Stanley UIF Emerging Markets Equity--Class 1                        10/1/1996    -15.78      0.93    27.19    29.06    13.77
Morgan Stanley UIF U.S. Mid Cap Value--Class I                             10/1/1996    -13.82    -16.57     7.16    11.84     7.25
Morgan Stanley UIF U.S. Real Estate--Class I                                3/3/1997     -4.17    -17.82     5.90    16.13    12.08
Neuberger Berman AMT Partners Portfolio--I Class Shares                    3/22/1994     -4.81     -4.42     8.66    13.49     5.68
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                 4/3/1985     -8.71     -4.74     6.55     8.05     4.71
Oppenheimer Core Bond Fund/VA Non-Service Shares                            4/3/1985     -1.44      1.78     2.77     3.54     4.68
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares     4/30/1999      2.03     14.47     3.48     4.53       NA
PIMCO Low Duration Portfolio--Administrative Class Shares                  2/16/1999      1.14      6.91     4.28     3.02       NA
PIMCO Real Return Portfolio--Administrative Class Shares                   9/30/1999      4.43     14.58     5.06     5.68       NA
PIMCO Total Return Portfolio--Administrative Class Shares                 12/31/1997      2.19     10.71     4.80     4.50     5.93
Royce Micro-Cap Portfolio--Investment Class                               12/27/1996     -7.05    -11.58    10.40    13.65    14.13
Royce Small-Cap Portfolio--Investment Class                               12/27/1996      1.91     -9.82     6.28    14.50    12.50
T. Rowe Price Blue Chip Growth Portfolio                                  12/29/2000    -10.92     -7.65     5.86     7.55       NA
T. Rowe Price Equity Income Portfolio                                      3/31/1994    -13.57    -17.41     3.48     7.76     5.38
T. Rowe Price Equity Index 500 Portfolio                                  12/29/2000    -12.11    -13.50     4.07     7.24       NA
T. Rowe Price International Stock Portfolio                                3/31/1994    -10.28     -6.40    12.70    14.20     3.97
T. Rowe Price Limited-Term Bond Portfolio                                  5/13/1994      1.99      5.52     4.06     2.94     4.64
T. Rowe Price New America Growth Portfolio                                 3/31/1994     -4.85     -0.81     7.31     9.21     1.60
T. Rowe Price Personal Strategy Balanced Portfolio                        12/30/1994     -6.75     -6.04     5.94     8.75     6.06
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                5/1/2003      0.31     -3.39     4.11     2.55       NA
Van Eck Worldwide Bond Fund--Initial Class Shares                           9/1/1989      4.06     13.11     6.34     6.62     6.04
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                    9/1/1989     23.71     45.81    42.88    41.77    19.02
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            SINCE          NET
                                                                          PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                                                       INCEPTION    EXPENSES(6)
Fidelity(R) Contrafund(R)--Initial Class                                    12.75%         0.65
Fidelity(R) VIP Equity Income--Initial Class                                 9.81          0.55
Fidelity(R) VIP Freedom 2010--Initial Class(5)                               6.53          0.56
Fidelity(R) VIP Freedom 2020--Initial Class(5)                               7.75          0.62
Fidelity(R) VIP Freedom 2030--Initial Class(5)                               8.49          0.66
Fidelity(R) VIP Growth--Initial Class                                       10.54          0.65
Fidelity(R) VIP Index 500--Initial Class                                     9.22          0.10
Fidelity(R) VIP Investment Grade Bond--Initial Class                         6.80          0.43
Fidelity(R) VIP Mid-Cap--Initial Class                                      17.04          0.67
Fidelity(R) VIP Overseas--Initial Class                                      7.45          0.85
Fidelity(R) VIP Value Leaders--Initial Class                                 7.81          0.80
Fidelity(R) VIP Value Strategies--Service Class 2                            6.84          0.95
Janus Aspen Series Balanced--Institutional Shares                           10.76          0.57
Janus Aspen Series Forty--Institutional Shares                              14.03          0.70
Janus Aspen Series Mid Cap Growth--Institutional Shares                     10.86          0.68
Janus Aspen Series Worldwide Growth--Institutional Shares                    9.19          0.67
Lazard Retirement International Equity Portfolio                             5.04          1.18
Lord Abbett Mid-Cap Value Portfolio                                         10.51          1.12
LVIP Baron Growth Opportunities Fund--Service Class                         12.25          1.33
MFS(R) Investors Trust Series--Initial Class(10)                             7.41          0.85
MFS(R) New Discovery Series--Initial Class(8)                                5.98          1.01
MFS(R) Utilities Series--Initial Class                                      15.38          0.85
MFS(R) Value Series--Initial Class                                           6.90          0.86
Morgan Stanley UIF Emerging Markets Debt--Class 1                            7.88          1.06
Morgan Stanley UIF Emerging Markets Equity--Class 1                          9.85          1.58
Morgan Stanley UIF U.S. Mid Cap Value--Class I                              10.36          1.01
Morgan Stanley UIF U.S. Real Estate--Class I                                11.74          1.04
Neuberger Berman AMT Partners Portfolio--I Class Shares                     10.53          0.91
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                 11.10          0.65
Oppenheimer Core Bond Fund/VA Non-Service Shares                             7.52          0.68
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares       7.36          0.63
PIMCO Low Duration Portfolio--Administrative Class Shares                    4.46          0.65
PIMCO Real Return Portfolio--Administrative Class Shares                     8.69          0.65
PIMCO Total Return Portfolio--Administrative Class Shares                    5.94          0.83
Royce Micro-Cap Portfolio--Investment Class                                 14.63          1.31
Royce Small-Cap Portfolio--Investment Class                                 13.45          1.08
T. Rowe Price Blue Chip Growth Portfolio                                     0.91          0.85
T. Rowe Price Equity Income Portfolio                                       10.21          0.85
T. Rowe Price Equity Index 500 Portfolio                                     1.11          0.40
T. Rowe Price International Stock Portfolio                                  5.84          1.05
T. Rowe Price Limited-Term Bond Portfolio                                    5.09          0.70
T. Rowe Price New America Growth Portfolio                                   8.13          0.85
T. Rowe Price Personal Strategy Balanced Portfolio                           9.56          0.90
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                 2.49          5.32
Van Eck Worldwide Bond Fund--Initial Class Shares                            6.12          1.32
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                    12.17          1.01
--------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM. Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL II
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

     The investment returns and the accumulation value of your policy will fluctuate so that your policy, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates below. CorpExec VUL II was first offered for sale in December 28, 2001. This performance summary assumes the CorpExec II portfolios were available from the inception dates shown.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(2) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL FIGURES SHOWN.

(3) MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(4) New allocations and transfers to the Alger American SmallCap Growth Portfolio--Class O Shares Investment Division will not be accepted from policyowners who were not invested in this Investment Division as of June 1, 2007 (formerly Alger American Small Capitalization Portfolio--Class O Shares).

(5) Strategic Advisers(R), Inc., the investment adviser for this Portfolio, has contractually agreed to waive its management fee.

(6) Management Net Portfolio Fee as determined by fund company.

(7) Effective August 15, 2006, the MainStay VP Large Cap Growth
    Portfolio--Initial Class was closed to new purchases (including new premiums and transfers).

(8) Effective August 15, 2006, the Alger American Capital Appreciation Portfolio--Class O Shares (formerly Alger American Leveraged AllCap Portfolio--Class O Shares), CVS Calvert Social Balanced Portfolio and MFS(R) New Discovery Series--Initial Class Portfolio were closed to new purchases (including new premiums and transfers).

(9) Effective May 1, 2006, the Dreyfus VIF Developing Leaders--Initial Shares Portfolio was closed to new purchases (including new premiums and transfers).

(10) Effective August 1, 2005, the MFS(R) Investors Trust Series--Initial Class Portfolio was closed to new purchases (including new premiums and transfers).
(11) Effective May 16, 2008, the MainStay VP Value--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio.
(12) Effective May 1, 2008, the MainStay VP ICAP Select Equity Portfolio--Initial Class was reopened to new purchases (including new premiums and transfers).

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                      51 MADISON AVENUE, NEW YORK, NY 10010
                     DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER FINRA/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III, IV & V
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

The chart below shows the Average Annual Total Returns of each INVESTMENT DIVISION OF THE SEPARATE ACCOUNT based on the actual performance of the Separate Account's underlying Portfolios for the periods shown. These performance figures reflect all Investment Division level charges; that is, all Portfolio investment management fees and direct operating expenses (shown below), as well as the mortality and expense risk charge deducted from the Separate Account, and the current $5.00 monthly contract charge. The current annual mortality and expense risk charge is 0.25% of the average daily net asset value of each Investment Division's assets for year 1, 0.45% years 2 through 25, and 0.25% years 26 and beyond. These returns do NOT reflect policy fees or charges, including the cost of insurance, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN BELOW ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is not guarantee of future results.


                                                                                     PORTFOLIO     YEAR
                                                                                     INCEPTION      TO         1        3
INVESTMENT DIVISION                                                                   DATE(1)      DATE      YEAR     YEARS
MainStay VP Series Funds, Inc.:
  Bond--Initial Class                                                                1/23/1984      0.31%     5.76%    3.22%
  Capital Appreciation--Initial Class                                                1/29/1993     -9.48     -8.58     4.25
  Cash Management (Current 7-day yield as of June 30, 2008 is 1.96%)(2)              1/29/1993      1.31      3.58     3.66
  Common Stock--Initial Class                                                        1/23/1984    -10.67    -12.79     4.78
  Convertible--Initial Class                                                         10/1/1996     -4.57      0.37     8.32
  Floating Rate--Initial Class                                                        5/2/2005      0.17     -0.51     3.18
  Government--Initial Class                                                          1/29/1993      1.30      7.21     3.42
  High Yield Corporate Bond--Initial Class                                            5/1/1995     -1.72     -2.22     4.50
  ICAP Select Equity--Initial Class(11,12)                                            5/1/1998    -13.04    -15.34     4.99
  International Equity--Initial Class                                                 5/1/1995    -10.21    -11.82     9.70
  Large Cap Growth--Initial Class(7)                                                  5/1/1998     -5.87      3.08     9.69
  Mid Cap Core--Initial Class                                                         7/2/2001     -5.92    -11.87     6.85
  Mid Cap Growth--Initial Class                                                       7/2/2001    -10.08    -10.47     7.39
  Mid Cap Value--Initial Class                                                        7/2/2001     -8.65    -18.29     1.99
  S&P 500 Index--Initial Class(3)                                                    1/29/1993    -12.09    -13.47     3.61
  Small Cap Growth--Initial Class                                                     7/2/2001     -8.93    -16.98    -1.55
AIM V.I. Global Real Estate Fund--Series I Shares                                     4/1/1998    -14.42    -18.46     7.13
AIM V.I. International Growth Fund--Series I Shares                                   5/5/1993    -12.12    -10.85    14.16
Alger American Capital Appreciation Portfolio--Class O Shares(8)                     1/25/1995    -13.36      0.48    15.43
Alger American SmallCap Growth Portfolio--Class O Shares(4)                          9/21/1988    -15.85    -12.57     9.62
Alger American SmallCap and MidCap Growth Portfolio--Class O Shares                   1/2/2008    -17.60        NA       NA
AllianceBernstein VPS International Value Portfolio--Class A Shares                  5/10/2001    -13.89    -17.61    12.75
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares                   5/2/2001     -7.19    -17.13     3.85
American Century VP Value--Class II                                                  8/14/2001    -13.15    -22.76     0.07
American Funds Asset Allocation Fund--Class 2 Shares                                 4/30/1997     -6.48     -7.65     6.45
American Funds Global Small Capitalization Fund--Class 2 Shares                      4/30/1998    -12.50    -12.28    15.53
American Funds Growth Fund--Class 2 Shares                                           4/30/1997     -7.84     -6.48     8.07
American Funds Growth-Income Fund--Class 2 Shares                                    4/30/1997    -11.19    -13.79     3.91
American Funds International Fund--Class 2 Shares                                    4/30/1997    -11.94     -6.26    14.08
CVS Calvert Social Balanced Portfolio(8)                                              9/2/1986     -6.64     -7.37     2.24
Davis Value Portfolio                                                                 7/1/1999    -11.44    -13.61     4.26
Delaware VIP International Value Equity Series--Standard Class                      10/29/1992    -14.50    -19.42     7.01
Dreyfus IP Technology Growth--Initial Shares                                         8/31/1999    -12.30     -6.26     4.55
Dreyfus VIF Developing Leaders Portfolio--Initial Shares(9)                          8/31/1990     -8.85    -22.06    -4.33
---------------------------------------------------------------------------------------------------------------------------

                                                                                                        SINCE          NET
                                                                                      5        10     PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                                                                 YEARS    YEARS    INCEPTION    EXPENSES(6)
MainStay VP Series Funds, Inc.:
  Bond--Initial Class                                                                3.03%    4.74%       7.49%        0.54
  Capital Appreciation--Initial Class                                                6.05    -0.05        6.48         0.65
  Cash Management (Current 7-day yield as of June 30, 2008 is 1.96%)(2)              2.39     2.79        3.20         0.49
  Common Stock--Initial Class                                                        7.99     2.99        9.35         0.59
  Convertible--Initial Class                                                         8.27     6.37        7.67         0.66
  Floating Rate--Initial Class                                                         NA       NA        2.85         0.67
  Government--Initial Class                                                          2.80     4.47        4.99         0.56
  High Yield Corporate Bond--Initial Class                                           7.49     6.44        8.18         0.61
  ICAP Select Equity--Initial Class(11,12)                                           8.08     3.35        3.04         0.84
  International Equity--Initial Class                                               12.69     5.61        7.20         0.97
  Large Cap Growth--Initial Class(7)                                                 6.59     4.06        4.66         0.80
  Mid Cap Core--Initial Class                                                       13.51       NA        8.03         0.91
  Mid Cap Growth--Initial Class                                                     13.81       NA        5.83         0.80
  Mid Cap Value--Initial Class                                                       8.43       NA        4.28         0.76
  S&P 500 Index--Initial Class(3)                                                    6.69     2.07        8.25         0.33
  Small Cap Growth--Initial Class                                                    4.94       NA        0.31         0.96
AIM V.I. Global Real Estate Fund--Series I Shares                                   16.08    11.05       10.19         1.13
AIM V.I. International Growth Fund--Series I Shares                                 17.09     5.14        8.31         1.08
Alger American Capital Appreciation Portfolio--Class O Shares(8)                    13.20     7.36       14.06         0.97
Alger American SmallCap Growth Portfolio--Class O Shares(4)                         14.14     1.86       10.00         0.96
Alger American SmallCap and MidCap Growth Portfolio--Class O Shares                    NA       NA      -17.60         1.04
AllianceBernstein VPS International Value Portfolio--Class A Shares                 17.01       NA       12.68         0.81
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares                 10.89       NA        9.86         0.83
American Century VP Value--Class II                                                  5.99       NA        5.04         1.09
American Funds Asset Allocation Fund--Class 2 Shares                                 7.85     4.47        6.27         0.57
American Funds Global Small Capitalization Fund--Class 2 Shares                     20.32    13.38       12.59         0.98
American Funds Growth Fund--Class 2 Shares                                          10.91     8.50       11.39         0.58
American Funds Growth-Income Fund--Class 2 Shares                                    7.36     5.27        7.41         0.52
American Funds International Fund--Class 2 Shares                                   17.57     8.35        9.90         0.77
CVS Calvert Social Balanced Portfolio(8)                                             4.92     2.36        7.63         0.90
Davis Value Portfolio                                                                8.19       NA        3.48         0.81
Delaware VIP International Value Equity Series--Standard Class                      13.02     6.34        8.33         0.99
Dreyfus IP Technology Growth--Initial Shares                                         5.18       NA       -3.58         0.85
Dreyfus VIF Developing Leaders Portfolio--Initial Shares(9)                          2.71     1.77       17.41         0.81
------------------------------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM. Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

                                                                                    PORTFOLIO     YEAR
                                                                                    INCEPTION      TO         1        3        5
INVESTMENT DIVISION                                                                  DATE(1)      DATE      YEAR     YEARS    YEARS
DWS Dreman Small Mid Cap Value VIP--Class A Shares                                   5/1/1996     -9.60%   -16.02%    7.09%   14.25%
DWS Global Opportunities VIP--Class A Shares                                         5/1/1996    -11.28    -11.15     9.62    16.18
DWS Small Cap Index VIP--Class A Shares                                             8/22/1997     -9.81    -16.82     2.68     9.13
Fidelity(R) VIP Contrafund(R)--Initial Class                                         1/3/1995    -12.28     -5.47     8.59    12.16
Fidelity(R) VIP Equity Income--Initial Class                                        10/9/1986    -14.67    -20.38     3.20     7.09
Fidelity(R) VIP Freedom 2010--Initial Class(5)                                      4/26/2005     -5.57     -3.35     5.39       NA
Fidelity(R) VIP Freedom 2020--Initial Class(5)                                      4/26/2005     -7.84     -5.94     6.49       NA
Fidelity(R) VIP Freedom 2030--Initial Class(5)                                      4/26/2005     -9.50     -7.93     7.14       NA
Fidelity(R) VIP Growth--Initial Class                                               10/9/1986    -10.31      1.06     8.96     8.68
Fidelity(R) VIP Index 500--Initial Class                                            8/27/1992    -12.05    -13.37     3.75     6.84
Fidelity(R) VIP Investment Grade Bond--Initial Class                                12/6/1988      0.05      3.67     2.33     2.61
Fidelity(R) VIP Mid-Cap--Initial Class                                             12/28/1998     -6.86     -4.29    11.10    17.32
Fidelity(R) VIP Overseas--Initial Class                                             1/28/1987    -10.58     -7.29    13.87    16.20
Fidelity(R) VIP Value Leaders--Initial Class                                        6/17/2003    -15.17    -19.02     3.11     8.00
Fidelity(R) VIP Value Strategies--Service Class 2                                   2/20/2002    -14.77    -22.22     3.12     8.95
Janus Aspen Series Balanced--Institutional Shares                                   9/13/1993     -2.46      1.29     7.76     7.87
Janus Aspen Series Forty--Institutional Shares                                       5/1/1997     -0.58     22.86    16.43    16.47
Janus Aspen Series Mid Cap Growth--Institutional Shares                             9/13/1993     -5.74      1.80    12.87    14.92
Janus Aspen Series Worldwide Growth--Institutional Shares                           9/13/1993    -17.90    -20.48     4.53     5.95
Lazard Retirement International Equity Portfolio                                     9/1/1998    -12.84     -9.86     9.78    11.75
Lord Abbett Mid-Cap Value Portfolio                                                 9/15/1999    -13.28    -21.72     0.70     8.50
LVIP Baron Growth Opportunities Fund--Service Class                                 10/1/1998     -9.58    -12.43     3.04     9.61
MFS(R) Investors Trust Series--Initial Class(10)                                    10/9/1995     -8.60     -6.32     6.51     8.24
MFS(R) New Discovery Series--Initial Class(8)                                        5/1/1998     -8.18    -14.09     4.85     6.63
MFS(R) Utilities Series--Initial Class                                               1/3/1995     -2.01      5.32    20.46    22.28
MFS(R) Value Series--Initial Class                                                   1/2/2002    -10.79    -11.08     6.43    10.85
Morgan Stanley UIF Emerging Markets Debt--Class 1                                   6/16/1997     -1.06      2.40     6.83     8.84
Morgan Stanley UIF Emerging Markets Equity--Class 1                                 10/1/1996    -15.89      0.68    26.47    28.33
Morgan Stanley UIF U.S. Mid Cap Value--Class I                                      10/1/1996    -13.93    -16.78     6.55    11.20
Morgan Stanley UIF U.S. Real Estate--Class I                                         3/3/1997     -4.29    -18.03     5.30    15.47
Neuberger Berman AMT Partners Portfolio--I Class Shares                             3/22/1994     -4.93     -4.66     8.05    12.85
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                          4/3/1985     -8.82     -4.98     5.93     7.44
Oppenheimer Core Bond Fund/VA Non-Service Shares                                     4/3/1985     -1.56      1.53     2.19     2.95
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares              4/30/1999      1.90     14.16     2.90     3.95
PIMCO Low Duration Portfolio--Administrative Class Shares                           2/16/1999      1.00      6.64     3.70     2.43
PIMCO Real Return Portfolio--Administrative Class Shares                            9/30/1999      4.30     14.31     4.47     5.09
PIMCO Total Return Portfolio--Administrative Class Shares                          12/31/1997      2.05     10.44     4.22     3.92
Royce Micro-Cap Portfolio                                                          12/27/1996     -7.17    -11.80     9.77    13.00
Royce Small-Cap Portfolio                                                          12/27/1996      1.78    -10.05     5.68    13.85
T. Rowe Price Blue Chip Growth Portfolio--Investment Class                         12/29/2000    -11.03     -7.88     5.26     6.94
T. Rowe Price Equity Income Portfolio--Investment Class                             3/31/1994    -13.68    -17.62     2.89     7.15
T. Rowe Price Equity Index 500 Portfolio                                           12/29/2000    -12.22    -13.72     3.47     6.62
T. Rowe Price International Stock Portfolio                                         3/31/1994    -10.39     -6.63    12.05    13.55
T. Rowe Price Limited-Term Bond Portfolio                                           5/13/1994      1.85      5.26     3.48     2.36
T. Rowe Price New America Growth Portfolio                                          3/31/1994     -4.97     -1.06     6.70     8.59
T. Rowe Price Personal Strategy Balanced Portfolio                                 12/30/1994     -6.87     -6.26     5.34     8.12
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                         5/1/2003      0.18     -3.63     3.52     1.97
Van Eck Worldwide Bond Fund--Initial Class Shares                                    9/1/1989      3.93     12.83     5.74     6.01
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                             9/1/1989     23.56     45.45    42.07    40.96
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              SINCE          NET
                                                                                     10     PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                                                                YEARS    INCEPTION    EXPENSES(6)
DWS Dreman Small Mid Cap Value VIP--Class A Shares                                  7.72%      8.30%         0.78
DWS Global Opportunities VIP--Class A Shares                                        8.71       9.89          1.10
DWS Small Cap Index VIP--Class A Shares                                             4.49       4.97          0.50
Fidelity(R) VIP Contrafund(R)--Initial Class                                        6.87      12.11          0.65
Fidelity(R) VIP Equity Income--Initial Class                                        3.37       9.15          0.55
Fidelity(R) VIP Freedom 2010--Initial Class(5)                                        NA       5.92          0.56
Fidelity(R) VIP Freedom 2020--Initial Class(5)                                        NA       7.14          0.62
Fidelity(R) VIP Freedom 2030--Initial Class(5)                                        NA       7.84          0.66
Fidelity(R) VIP Growth--Initial Class                                               3.26       9.91          0.65
Fidelity(R) VIP Index 500--Initial Class                                            2.13       8.59          0.10
Fidelity(R) VIP Investment Grade Bond--Initial Class                                4.79       6.18          0.43
Fidelity(R) VIP Mid-Cap--Initial Class                                                NA      16.36          0.67
Fidelity(R) VIP Overseas--Initial Class                                             4.82       6.83          0.85
Fidelity(R) VIP Value Leaders--Initial Class                                          NA       7.19          0.80
Fidelity(R) VIP Value Strategies--Service Class 2                                     NA       6.21          0.95
Janus Aspen Series Balanced--Institutional Shares                                   6.66      10.13          0.57
Janus Aspen Series Forty--Institutional Shares                                      9.44      13.37          0.70
Janus Aspen Series Mid Cap Growth--Institutional Shares                             5.69      10.22          0.68
Janus Aspen Series Worldwide Growth--Institutional Shares                           1.19       8.57          0.67
Lazard Retirement International Equity Portfolio                                      NA       4.42          1.18
Lord Abbett Mid-Cap Value Portfolio                                                   NA       9.87          1.12
LVIP Baron Growth Opportunities Fund--Service Class                                   NA      11.60          1.33
MFS(R) Investors Trust Series--Initial Class(10)                                    1.61       6.79          0.85
MFS(R) New Discovery Series--Initial Class(8)                                       5.60       5.38          1.01
MFS(R) Utilities Series--Initial Class                                             10.82      14.72          0.85
MFS(R) Value Series--Initial Class                                                    NA       6.29          0.86
Morgan Stanley UIF Emerging Markets Debt--Class 1                                   8.46       7.26          1.06
Morgan Stanley UIF Emerging Markets Equity--Class 1                                13.12       9.25          1.58
Morgan Stanley UIF U.S. Mid Cap Value--Class I                                      6.64       9.73          1.01
Morgan Stanley UIF U.S. Real Estate--Class I                                       11.44      11.10          1.04
Neuberger Berman AMT Partners Portfolio--I Class Shares                             5.08       9.90          0.91
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                         4.12      10.47          0.65
Oppenheimer Core Bond Fund/VA Non-Service Shares                                    4.09       6.91          0.68
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares                NA       6.74          0.63
PIMCO Low Duration Portfolio--Administrative Class Shares                             NA       3.90          0.65
PIMCO Real Return Portfolio--Administrative Class Shares                              NA       8.07          0.65
PIMCO Total Return Portfolio--Administrative Class Shares                           5.33       5.33          0.83
Royce Micro-Cap Portfolio                                                          13.48      13.97          1.31
Royce Small-Cap Portfolio                                                          11.85      12.81          1.08
T. Rowe Price Blue Chip Growth Portfolio--Investment Class                            NA       0.34          0.85
T. Rowe Price Equity Income Portfolio--Investment Class                             4.78       9.56          0.85
T. Rowe Price Equity Index 500 Portfolio                                              NA       0.50          0.40
T. Rowe Price International Stock Portfolio                                         3.38       5.24          1.05
T. Rowe Price Limited-Term Bond Portfolio                                           4.05       4.49          0.70
T. Rowe Price New America Growth Portfolio                                          1.02       7.52          0.85
T. Rowe Price Personal Strategy Balanced Portfolio                                  5.45       8.93          0.90
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                          NA       1.90          5.32
Van Eck Worldwide Bond Fund--Initial Class Shares                                   5.44       5.52          1.32
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                           18.34      11.53          1.01
--------------------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.

These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectuses for Investment Division availability.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR CORPEXEC VUL III, IV & V
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2007

The chart below shows the Average Annual Total Returns of each Portfolio for the periods shown. No policyowner can invest directly in the Portfolios. These performance figures reflect investment management fees and direct operating expenses of the Portfolios. They do not reflect mortality and expense risk charges, cost of insurance charges, monthly contract charges, sales expense charges and state and federal tax charges. If these charges were reflected, the returns would be lower. Consequently, the returns shown below are greater than actual returns that would have been received under the policy during the periods shown. We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, gender, age and underwriting classification of the insured. Past performance is no guarantee of future results.



                                                PORTFOLIO     YEAR                                            SINCE
                                                INCEPTION      TO         1        3        5        10     PORTFOLIO
INVESTMENT DIVISION                              DATE(1)      DATE      YEAR     YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds, Inc.:
  Bond--Initial Class                           1/23/1984      0.44%     6.02%    3.81%    3.62%    5.34%       8.10%
  Capital Appreciation--Initial Class           1/29/1993     -9.37     -8.35     4.85     6.66     0.52        7.09
  Cash Management (Current 7-day yield as of
     June 30, 2008 is 1.96%)(2)                 1/29/1993      1.44      3.84     4.25     2.98     3.38        3.79
  Common Stock--Initial Class                   1/23/1984    -10.56    -12.57     5.38     8.61     3.58        9.98
  Convertible--Initial Class                    10/1/1996     -4.45      0.62     8.94     8.89     6.98        8.29
  Floating Rate--Initial Class                   5/2/2005      0.30     -0.26     3.77       NA       NA        3.44
  Government--Initial Class                     1/29/1993      1.43      7.48     4.01     3.39     5.07        5.59
  High Yield Corporate Bond--Initial Class       5/1/1995     -1.60     -1.98     5.10     8.10     7.05        8.80
  ICAP Select Equity--Initial Class(11,12)       5/1/1998    -12.93    -15.13     5.59     8.70     3.94        3.63
  International Equity--Initial Class            5/1/1995    -10.10    -11.60    10.33    13.33     6.21        7.81
  Large Cap Growth--Initial Class(7)             5/1/1998     -5.75      3.34    10.32     7.20     4.65        5.26
  Mid Cap Core--Initial Class                    7/2/2001     -5.80    -11.65     7.46    14.16       NA        8.65
  Mid Cap Growth--Initial Class                  7/2/2001     -9.97    -10.25     8.00    14.46       NA        6.43
  Mid Cap Value--Initial Class                   7/2/2001     -8.54    -18.09     2.57     9.05       NA        4.88
  S&P 500 Index--Initial Class(3)               1/29/1993    -11.98    -13.25     4.20     7.30     2.65        8.87
  Small Cap Growth--Initial Class                7/2/2001     -8.82    -16.77    -0.99     5.54       NA        0.88
AIM V.I. Global Real Estate Fund--Series I
  Shares                                         4/1/1998    -14.31    -18.26     7.74    16.74    11.68       10.82
AIM V.I. International Growth Fund--Series I
  Shares                                         5/5/1993    -12.01    -10.63    14.81    17.76     5.74        8.93
Alger American Capital Appreciation
  Portfolio--Class O Shares(8)                  1/25/1995    -13.25      0.73    16.09    13.85     7.97       14.71
Alger American SmallCap Growth
  Portfolio--Class O Shares(4)                  9/21/1988    -15.74    -12.35    10.25    14.79     2.44       10.63
Alger American SmallCap and MidCap Growth
  Portfolio--Class O Shares                      1/2/2008    -17.50        NA       NA       NA       NA      -17.50
AllianceBernstein VPS International Value
  Portfolio--Class A Shares                     5/10/2001    -13.78    -17.40    13.39    17.68       NA       13.32
AllianceBernstein VPS Small/MidCap Value
  Portfolio--Class A Shares                      5/2/2001     -7.07    -16.92     4.44    11.52       NA       10.49
American Century VP Value--Class II             8/14/2001    -13.04    -22.57     0.64     6.60       NA        5.64
American Funds Asset Allocation Fund--Class 2
  Shares                                        4/30/1997     -6.36     -7.42     7.06     8.47     5.07        6.88
American Funds Global Small Capitalization
  Fund--Class 2 Shares                          4/30/1998    -12.39    -12.06    16.19    21.01    14.03       13.23
American Funds Growth Fund--Class 2 Shares      4/30/1997     -7.72     -6.25     8.69    11.54     9.12       12.03
American Funds Growth-Income Fund--Class 2
  Shares                                        4/30/1997    -11.08    -13.57     4.50     7.97     5.87        8.02
American Funds International Fund--Class 2
  Shares                                        4/30/1997    -11.83     -6.03    14.73    18.24     8.97       10.53
CVS Calvert Social Balanced Portfolio(8)         9/2/1986     -6.52     -7.14     2.82     5.52     2.95        8.25
Davis Value Portfolio                            7/1/1999    -11.33    -13.39     4.86     8.81       NA        4.07
Delaware VIP International Value Equity
  Series--Standard Class                       10/29/1992    -14.39    -19.22     7.62    13.67     6.95        8.95
Dreyfus IP Technology Growth--Initial Shares    8/31/1999    -12.19     -6.03     5.15     5.78       NA       -3.03
Dreyfus VIF Developing Leaders
  Portfolio--Initial Shares(9)                  8/31/1990     -8.74    -21.86    -3.78     3.30     2.35       18.08
---------------------------------------------------------------------------------------------------------------------

                                                   NET
                                                PORTFOLIO
INVESTMENT DIVISION                            EXPENSES(6)
MainStay VP Series Funds, Inc.:
  Bond--Initial Class                              0.54
  Capital Appreciation--Initial Class              0.65
  Cash Management (Current 7-day yield as of
     June 30, 2008 is 1.96%)(2)                    0.49
  Common Stock--Initial Class                      0.59
  Convertible--Initial Class                       0.66
  Floating Rate--Initial Class                     0.67
  Government--Initial Class                        0.56
  High Yield Corporate Bond--Initial Class         0.61
  ICAP Select Equity--Initial Class(11,12)         0.84
  International Equity--Initial Class              0.97
  Large Cap Growth--Initial Class(7)               0.80
  Mid Cap Core--Initial Class                      0.91
  Mid Cap Growth--Initial Class                    0.80
  Mid Cap Value--Initial Class                     0.76
  S&P 500 Index--Initial Class(3)                  0.33
  Small Cap Growth--Initial Class                  0.96
AIM V.I. Global Real Estate Fund--Series I
  Shares                                           1.13
AIM V.I. International Growth Fund--Series I
  Shares                                           1.08
Alger American Capital Appreciation
  Portfolio--Class O Shares(8)                     0.97
Alger American SmallCap Growth
  Portfolio--Class O Shares(4)                     0.96
Alger American SmallCap and MidCap Growth
  Portfolio--Class O Shares                        1.04
AllianceBernstein VPS International Value
  Portfolio--Class A Shares                        0.81
AllianceBernstein VPS Small/MidCap Value
  Portfolio--Class A Shares                        0.83
American Century VP Value--Class II                1.09
American Funds Asset Allocation Fund--Class 2
  Shares                                           0.57
American Funds Global Small Capitalization
  Fund--Class 2 Shares                             0.98
American Funds Growth Fund--Class 2 Shares         0.58
American Funds Growth-Income Fund--Class 2
  Shares                                           0.52
American Funds International Fund--Class 2
  Shares                                           0.77
CVS Calvert Social Balanced Portfolio(8)           0.90
Davis Value Portfolio                              0.81
Delaware VIP International Value Equity
  Series--Standard Class                           0.99
Dreyfus IP Technology Growth--Initial Shares       0.85
Dreyfus VIF Developing Leaders
  Portfolio--Initial Shares(9)                     0.81
----------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM. Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

                                                                                    PORTFOLIO     YEAR
                                                                                    INCEPTION      TO         1        3        5
INVESTMENT DIVISION                                                                  DATE(1)      DATE      YEAR     YEARS    YEARS
DWS Dreman Small Mid Cap Value VIP--Class A Shares                                   5/1/1996     -9.49%   -15.81%    7.70%   14.90%
DWS Global Opportunities VIP -- Class A Shares                                       5/1/1996    -11.17    -10.93    10.25    16.84
DWS Small Cap Index VIP--Class A Shares                                             8/22/1997     -9.70    -16.61     3.27     9.75
Fidelity(R) VIP Contrafund(R)--Initial Class                                         1/3/1995    -12.17     -5.23     9.21    12.80
Fidelity(R) VIP Equity Income--Initial Class                                        10/9/1986    -14.56    -20.18     3.79     7.70
Fidelity(R) VIP Freedom 2010--Initial Class(5)                                      4/26/2005     -5.45     -3.11     5.99       NA
Fidelity(R) VIP Freedom 2020--Initial Class(5)                                      4/26/2005     -7.72     -5.70     7.10       NA
Fidelity(R) VIP Freedom 2030--Initial Class(5)                                      4/26/2005     -9.39     -7.70     7.75       NA
Fidelity(R) VIP Growth--Initial Class                                               10/9/1986    -10.20      1.31     9.58     9.30
Fidelity(R) VIP Index 500--Initial Class                                            8/27/1992    -11.94    -13.15     4.34     7.45
Fidelity(R) VIP Investment Grade Bond--Initial Class                                12/6/1988      0.18      3.93     2.91     3.20
Fidelity(R) VIP Mid-Cap--Initial Class                                             12/28/1998     -6.74     -4.05    11.74    17.99
Fidelity(R) VIP Overseas--Initial Class                                             1/28/1987    -10.47     -7.06    14.52    16.86
Fidelity(R) VIP Value Leaders--Initial Class                                        6/17/2003    -15.06    -18.82     3.70     8.62
Fidelity(R) VIP Value Strategies--Service Class 2                                   2/20/2002    -14.66    -22.03     3.71     9.57
Janus Aspen Series Balanced--Institutional Shares                                   9/13/1993     -2.34      1.54     8.38     8.49
Janus Aspen Series Forty--Institutional Shares                                       5/1/1997     -0.46     23.17    17.10    17.14
Janus Aspen Series Mid Cap Growth--Institutional Shares                             9/13/1993     -5.62      2.05    13.52    15.58
Janus Aspen Series Worldwide Growth--Institutional Shares                           9/13/1993    -17.80    -20.28     5.13     6.56
Lazard Retirement International Equity Portfolio                                     9/1/1998    -12.73     -9.63    10.41    12.39
Lord Abbett Mid-Cap Value Portfolio                                                 9/15/1999    -13.17    -21.52     1.28     9.12
LVIP Baron Growth Opportunities Fund--Service Class                                 10/1/1998     -9.47    -12.21     3.63    10.24
MFS(R) Investors Trust Series--Initial Class(10)                                    10/9/1995     -8.49     -6.09     7.12     8.86
MFS(R) New Discovery Series--Initial Class(8)                                        5/1/1998     -8.07    -13.87     5.45     7.24
MFS(R) Utilities Series--Initial Class                                               1/3/1995     -1.89      5.58    21.15    22.98
MFS(R) Value Series--Initial Class                                                   1/2/2002    -10.68    -10.86     7.04    10.68
Morgan Stanley UIF Emerging Markets Debt--Class 1                                   6/16/1997     -0.94      2.66     7.44     9.46
Morgan Stanley UIF Emerging Markets Equity--Class 1                                 10/1/1996    -15.78      0.93    27.19    29.06
Morgan Stanley UIF U.S. MidCap Value--Class I                                       10/1/1996    -13.82    -16.57     7.16    11.84
Morgan Stanley UIF U.S. Real Estate--Class I                                         3/3/1997     -4.17    -17.82     5.90    16.13
Neuberger Berman AMT Partners Portfolio--I Class Shares                             3/22/1994     -4.81     -4.42     8.67    13.50
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                          4/3/1985     -8.71     -4.74     6.54     8.05
Oppenheimer Core Bond Fund/VA Non-Service Shares                                     4/3/1985     -1.44      1.78     2.77     3.54
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares              4/30/1999      2.03     14.45     3.49     4.54
PIMCO Low Duration Portfolio--Administrative Class Shares                           2/16/1999      1.13      6.91     4.29     3.02
PIMCO Real Return Portfolio--Administrative Class Shares                            9/30/1999      4.43     14.60     5.07     5.69
PIMCO Total Return Portfolio--Administrative Class Shares                          12/31/1997      2.18     10.72     4.82     4.51
Royce Micro-Cap Portfolio--Investment Class                                        12/27/1996     -7.05    -11.58    10.40    13.65
Royce Small-Cap Portfolio--Investment Class                                        12/27/1996      1.91     -9.82     6.28    14.50
T. Rowe Price Blue Chip Growth Portfolio                                           12/29/2000    -10.92     -7.65     5.86     7.55
T. Rowe Price Equity Income Portfolio                                               3/31/1994    -13.57    -17.41     3.48     7.76
T. Rowe Price Equity Index 500 Portfolio                                           12/29/2000    -12.11    -13.50     4.06     7.23
T. Rowe Price International Stock Portfolio                                         3/31/1994    -10.28     -6.40    12.69    14.20
T. Rowe Price Limited-Term Bond Portfolio                                           5/13/1994      1.98      5.52     4.07     2.95
T. Rowe Price New America Growth Portfolio                                          3/31/1994     -4.85     -0.81     7.31     9.21
T. Rowe Price Personal Strategy Balanced Portfolio                                 12/30/1994     -6.75     -6.03     5.94     8.74
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                         5/1/2003      0.31     -3.39     4.11     2.55
Van Eck Worldwide Bond Fund--Initial Class Shares                                    9/1/1989      4.06     13.11     6.34     6.62
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                             9/1/1989     23.71     45.81    42.88    41.77

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                              SINCE          NET
                                                                                     10     PORTFOLIO     PORTFOLIO
INVESTMENT DIVISION                                                                YEARS    INCEPTION    EXPENSES(6)
DWS Dreman Small Mid Cap Value VIP--Class A Shares                                  8.34%      8.92%         0.78
DWS Global Opportunities VIP -- Class A Shares                                      9.33      10.52          1.10
DWS Small Cap Index VIP--Class A Shares                                             5.09       5.57          0.50
Fidelity(R) VIP Contrafund(R)--Initial Class                                        7.48      12.75          0.65
Fidelity(R) VIP Equity Income--Initial Class                                        3.96       9.77          0.55
Fidelity(R) VIP Freedom 2010--Initial Class(5)                                        NA       6.53          0.56
Fidelity(R) VIP Freedom 2020--Initial Class(5)                                        NA       7.75          0.62
Fidelity(R) VIP Freedom 2030--Initial Class(5)                                        NA       8.46          0.66
Fidelity(R) VIP Growth--Initial Class                                               3.85      10.54          0.65
Fidelity(R) VIP Index 500--Initial Class                                            2.71       9.21          0.10
Fidelity(R) VIP Investment Grade Bond--Initial Class                                5.39       6.79          0.43
Fidelity(R) VIP Mid-Cap--Initial Class                                                NA      17.03          0.67
Fidelity(R) VIP Overseas--Initial Class                                             5.42       7.44          0.85
Fidelity(R) VIP Value Leaders--Initial Class                                          NA       7.80          0.80
Fidelity(R) VIP Value Strategies--Service Class 2                                     NA       6.82          0.95
Janus Aspen Series Balanced--Institutional Shares                                   7.27      10.76          0.57
Janus Aspen Series Forty--Institutional Shares                                     10.07      14.02          0.70
Janus Aspen Series Mid Cap Growth--Institutional Shares                             6.29      10.85          0.68
Janus Aspen Series Worldwide Growth--Institutional Shares                           1.77       9.19          0.67
Lazard Retirement International Equity Portfolio                                      NA       5.02          1.18
Lord Abbett Mid-Cap Value Portfolio                                                   NA      10.50          1.12
LVIP Baron Growth Opportunities Fund--Service Class                                   NA      12.24          1.33
MFS(R) Investors Trust Series--Initial Class(10)                                    2.19       7.40          0.85
MFS(R) New Discovery Series--Initial Class(8)                                       6.20       5.98          1.01
MFS(R) Utilities Series--Initial Class                                             11.45      15.38          0.85
MFS(R) Value Series--Initial Class                                                    NA       6.90          0.86
Morgan Stanley UIF Emerging Markets Debt--Class 1                                   9.08       7.87          1.06
Morgan Stanley UIF Emerging Markets Equity--Class 1                                13.77       9.87          1.58
Morgan Stanley UIF U.S. MidCap Value--Class I                                       7.25      10.36          1.01
Morgan Stanley UIF U.S. Real Estate--Class I                                       12.08      11.74          1.04
Neuberger Berman AMT Partners Portfolio--I Class Shares                             5.68      10.53          0.91
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares                         4.72      11.10          0.65
Oppenheimer Core Bond Fund/VA Non-Service Shares                                    4.68       7.52          0.68
PIMCO Long-Term U.S. Government Portfolio--Administrative Class Shares                NA       7.35          0.63
PIMCO Low Duration Portfolio--Administrative Class Shares                             NA       4.49          0.65
PIMCO Real Return Portfolio--Administrative Class Shares                              NA       8.69          0.65
PIMCO Total Return Portfolio--Administrative Class Shares                           5.93       5.93          0.83
Royce Micro-Cap Portfolio--Investment Class                                        14.13      14.62          1.31
Royce Small-Cap Portfolio--Investment Class                                        12.49      13.45          1.08
T. Rowe Price Blue Chip Growth Portfolio                                              NA       0.91          0.85
T. Rowe Price Equity Income Portfolio                                               5.38      10.19          0.85
T. Rowe Price Equity Index 500 Portfolio                                              NA       1.07          0.40
T. Rowe Price International Stock Portfolio                                         3.97       5.84          1.05
T. Rowe Price Limited-Term Bond Portfolio                                           4.64       5.09          0.70
T. Rowe Price New America Growth Portfolio                                          1.60       8.13          0.85
T. Rowe Price Personal Strategy Balanced Portfolio                                  6.05       9.55          0.90
Van Eck Worldwide Absolute Return Fund--Initial Class Shares                          NA       2.48          5.32
Van Eck Worldwide Bond Fund--Initial Class Shares                                   6.04       6.12          1.32
Van Eck Worldwide Hard Assets Fund--Initial Class Shares                           19.02      12.17          1.01

--------------------------------------------------------------------------------------------------------------------


This report shows the actual investment performance of the Investment Divisions available with NYLIAC's CorpExec variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the prospectus for details.) If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION; PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM. Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown.
These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.
Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a NYLIAC CorpExec variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.
FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC CORPEXEC VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR
CORPEXEC VUL III, IV & V
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2008

     The investment returns and the accumulation value of your policy will fluctuate so that your policy, when surrendered, may be worth more or less than the premium payments. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

     The advisers to some of the Portfolios have assumed or reduced some of their Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for their Portfolios would have been lower.

     The returns should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Investment Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Rates of return are not representative of actual returns you would receive under the policy. Actual returns may be more or less than those shown and will depend on a number of factors, including the investment allocations by a Policyowner and the different investment rates of return for the Investment Divisions. The portfolio inception dates vary, as shown by the dates below. CorpExec III, IV and V were first offered for sale in October 1, 2003, September 1, 2004 and August 15, 2006 respectively. For the period from the inception date, until the product introduction, the performance summary assumes that the CorpExec VUL III, IV and V policies were available, which they were not.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Account. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(2) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL FIGURES SHOWN.

(3) MainStay VP S&P 500 Index Portfolio--The S&P 500 Index(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(4) New allocations and transfers to the Alger American SmallCap Growth Portfolio--Class O Shares Investment Division will not be accepted from policyowners who were not invested in this Investment Division as of June 1, 2007 (formerly Alger American Small Capitalization Portfolio--Class O Shares).

(5) Strategic Advisers(R), Inc., the investment adviser for this Portfolio, has contractually agreed to waive its management fee.

(6) Management Net Portfolio Fee as determined by fund company.

(7) Effective August 15, 2006, the MainStay VP Large Cap Growth
    Portfolio--Initial Class was closed to new purchases (including new premiums and transfers).

(8) Effective August 15, 2006, the Alger American Capital Appreciation Portfolio--Class O Shares (formerly Alger American Leveraged AllCap Portfolio--Class O Shares), CVS Calvert Social Balanced Portfolio and MFS(R) New Discovery Series--Initial Class Portfolio were closed to new purchases (including new premiums and transfers).

(9) Effective May 1, 2006, the Dreyfus VIF Developing Leaders--Initial Shares Portfolio was closed to new purchases (including new premiums and transfers).

(10) Effective August 1, 2005, the MFS(R) Investors Trust Series--Initial Class Portfolio was closed to new purchases (including new premiums and transfers).

(11) Effective May 16, 2008, the MainStay VP Value--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio.

(12) Effective May 1, 2008, the MainStay VP ICAP Select Equity
     Portfolio--Initial Class was reopened to new purchases (including new premiums and transfers).

This product is not available in all states.

           ISSUED BY: NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                      51 MADISON AVENUE, NEW YORK, NY 10010
                     DISTRIBUTED BY: NYLIFE DISTRIBUTORS LLC
                                MEMBER FINRA/SIPC

   (NOT VALID WITHOUT THE AVERAGE ANNUAL RETURNS OF EACH INVESTMENT DIVISION)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008
(Unaudited)





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,796,644        $19,254,647      $162,141,300
  Dividends due and accrued...........             --                 --           248,992
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           (146)                --            48,272

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             10              2,409            17,061
                                           ----------        -----------      ------------
       Total net assets...............     $1,796,488        $19,252,238      $162,421,503
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   13,087        $ 2,363,179      $ 23,705,574
     Series II Policies...............             --                 --           608,134
     Series III Policies..............      1,783,401         16,889,059       138,107,795
                                           ----------        -----------      ------------
       Total net assets...............     $1,796,488        $19,252,238      $162,421,503
                                           ==========        ===========      ============
     Series I Variable accumulation
       unit value.....................     $    16.10        $     10.17      $       1.32
                                           ==========        ===========      ============
     Series II Variable accumulation
       unit value.....................     $       --        $     11.21      $       1.16
                                           ==========        ===========      ============
     Series III Variable accumulation
       unit value.....................     $    11.74        $     11.97      $       1.15
                                           ==========        ===========      ============

Identified Cost of Investment.........     $1,739,880        $20,130,171      $162,132,348
                                           ==========        ===========      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                 MAINSTAY VP
        MAINSTAY VP                                                              HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       MAINSTAY VP        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $97,691,162        $653,509           $561,888         $1,455,552        $18,922,700      $161,214,295       $60,112,374
                 --              --              1,985                 --                 --                --                --

            (35,799)             --               (752)              (147)             3,532           (61,462)           16,916



             63,344             237                 33                  5                213            43,941            30,003
        -----------        --------           --------         ----------        -----------      ------------       -----------
        $97,592,019        $653,272           $563,088         $1,455,400        $18,926,019      $161,108,892       $60,099,287
        ===========        ========           ========         ==========        ===========      ============       ===========



        $   506,819        $    226           $     --         $    7,171        $   131,766      $  2,060,648       $37,155,308
         96,110,224         360,619                 --                 --            126,235       139,344,045           945,708
            974,976         292,427            563,088          1,448,229         18,668,018        19,704,199        21,998,271
        -----------        --------           --------         ----------        -----------      ------------       -----------
        $97,592,019        $653,272           $563,088         $1,455,400        $18,926,019      $161,108,892       $60,099,287
        ===========        ========           ========         ==========        ===========      ============       ===========
        $     13.41        $  13.06           $     --         $    15.76        $     18.47      $      13.15       $     17.55
        ===========        ========           ========         ==========        ===========      ============       ===========
        $     15.67        $  16.24           $   9.97         $    11.14        $     16.96      $      14.41       $     19.74
        ===========        ========           ========         ==========        ===========      ============       ===========
        $     12.78        $  13.74           $  10.86         $    11.96        $     12.72      $      12.60       $     15.48
        ===========        ========           ========         ==========        ===========      ============       ===========

        $90,030,082        $604,867           $577,934         $1,423,790        $19,903,838      $182,124,875       $56,902,701
        ===========        ========           ========         ==========        ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $131,365         $59,348,741       $ 9,801,905
  Dividends due and accrued...........            --                  --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --             (11,660)              497

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            82              29,750                64
                                            --------         -----------       -----------
       Total net assets...............      $131,283         $59,307,331       $ 9,802,338
                                            ========         ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $100,228         $        --       $        --
     Series II Policies...............            --          45,230,079                --
     Series III Policies..............        31,055          14,077,252         9,802,338
                                            --------         -----------       -----------
       Total net assets...............      $131,283         $59,307,331       $ 9,802,338
                                            ========         ===========       ===========
     Series I Variable accumulation
       unit value.....................      $   7.24         $        --       $        --
                                            ========         ===========       ===========
     Series II Variable accumulation
       unit value.....................      $     --         $     20.97       $      9.12
                                            ========         ===========       ===========
     Series III Variable accumulation
       unit value.....................      $  12.55         $     15.54       $     15.48
                                            ========         ===========       ===========


Identified Cost of Investment.........      $101,033         $54,603,271       $10,722,792
                                            ========         ===========       ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                           ALGER AMERICAN
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AIM V.I.           AIM V.I.         CAPITAL
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP         GLOBAL         INTERNATIONAL    APPRECIATION
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--  REAL ESTATE FUND--   GROWTH FUND--     PORTFOLIO--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES   SERIES I SHARES  CLASS O SHARES
      -------------------------------------------------------------------------------------------------------------------


        $58,666,716    $151,137,466     $4,373,343      $7,568,719        $1,158,234         $4,983,138        $43,397
                 --              --             --              --                --                 --             --


            (25,594)         22,653             --              --             5,774              5,756             --



             37,858         108,436             --           6,437                 9                 --             --
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $58,603,264    $151,051,683     $4,373,343      $7,562,282        $1,163,999         $4,988,894        $43,397
        ===========    ============     ==========      ==========        ==========         ==========        =======



        $        --    $135,085,105     $       --      $7,562,282        $       --         $       --        $    --
         58,004,993         538,046             --              --            13,394                 --             --
            598,271      15,428,532      4,373,343              --         1,150,605          4,988,894         43,397
        -----------    ------------     ----------      ----------        ----------         ----------        -------
        $58,603,264    $151,051,683     $4,373,343      $7,562,282        $1,163,999         $4,988,894        $43,397
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $        --    $      12.50     $       --      $    10.29        $       --         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $     12.21    $      12.78     $       --      $       --        $     8.92         $       --        $    --
        ===========    ============     ==========      ==========        ==========         ==========        =======
        $     11.55    $      12.14     $    10.21      $       --        $    10.02         $    11.88        $ 16.47
        ===========    ============     ==========      ==========        ==========         ==========        =======

        $58,566,081    $155,590,771     $5,114,317      $8,758,788        $1,700,826         $5,510,868        $31,358
        ===========    ============     ==========      ==========        ==========         ==========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                                            ALGER AMERICAN
                                        ALGER AMERICAN         SMALLCAP       ALLIANCEBERNSTEIN
                                           SMALLCAP           AND MIDCAP      VPS INTERNATIONAL
                                      GROWTH PORTFOLIO--       GROWTH--       VALUE PORTFOLIO--
                                        CLASS O SHARES      CLASS O SHARES      CLASS A SHARES
                                      ---------------------------------------------------------

ASSETS:
  Investments, at net asset value..       $1,841,332            $3,516             $733,997
  Dividends due and accrued........               --                --                   --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........              (81)               --                  (78)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................                1                --                   --
                                          ----------            ------             --------
       Total net assets............       $1,841,250            $3,516             $733,919
                                          ==========            ======             ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............       $       --            $   --             $     --
     Series II Policies............               --                --                   --
     Series III Policies...........        1,841,250             3,516              733,919
                                          ----------            ------             --------
       Total net assets............       $1,841,250            $3,516             $733,919
                                          ==========            ======             ========
     Series I Variable accumulation
       unit value..................       $       --            $   --             $     --
                                          ==========            ======             ========
     Series II Variable
       accumulation unit value.....       $       --            $   --             $     --
                                          ==========            ======             ========
     Series III Variable
       accumulation unit value.....       $    14.68            $ 8.92             $   7.98
                                          ==========            ======             ========


Identified Cost of Investment......       $2,003,070            $3,607             $873,130
                                          ==========            ======             ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









      ALLIANCEBERNSTEIN
        VPS SMALL/MID       AMERICAN      AMERICAN FUNDS    AMERICAN FUNDS                   AMERICAN FUNDS  AMERICAN FUNDS
          CAP VALUE       CENTURY(R) VP  ASSET ALLOCATION    GLOBAL SMALL    AMERICAN FUNDS   GROWTH-INCOME   INTERNATIONAL
         PORTFOLIO--         VALUE--          FUND--       CAPITALIZATION--   GROWTH FUND--      FUND--          FUND--
        CLASS A SHARES      CLASS II      CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
      ---------------------------------------------------------------------------------------------------------------------


           $128,845        $1,180,383        $327,532          $705,979        $1,357,954        $35,231       $6,415,758
                 --                --              --                --                --             --               --

                 --             5,961           1,703             4,163             1,064             --            1,545



                 --               211              --                14                44             --               --
           --------        ----------        --------          --------        ----------        -------       ----------
           $128,845        $1,186,133        $329,235          $710,128        $1,358,974        $35,231       $6,417,303
           ========        ==========        ========          ========        ==========        =======       ==========



           $     --        $       --        $     --          $     --        $       --        $    --       $       --
                 --           328,900              --            67,702           206,306             --               --
            128,845           857,233         329,235           642,426         1,152,668         35,231        6,417,303
           --------        ----------        --------          --------        ----------        -------       ----------
           $128,845        $1,186,133        $329,235          $710,128        $1,358,974        $35,231       $6,417,303
           ========        ==========        ========          ========        ==========        =======       ==========
           $     --        $       --        $     --          $     --        $       --        $    --       $       --
           ========        ==========        ========          ========        ==========        =======       ==========
           $     --        $    11.09        $     --          $   9.22        $     9.36        $    --       $    11.64
           ========        ==========        ========          ========        ==========        =======       ==========
           $   9.74        $    10.16        $  10.03          $  10.86        $    10.32        $  8.75       $    10.49
           ========        ==========        ========          ========        ==========        =======       ==========

           $143,609        $1,675,972        $361,123          $826,482        $1,626,584        $42,715       $7,552,045
           ========        ==========        ========          ========        ==========        =======       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                                                              DELAWARE VIP
                                           CVS CALVERT                        INTERNATIONAL
                                             SOCIAL                           VALUE EQUITY
                                            BALANCED         DAVIS VALUE        SERIES--
                                            PORTFOLIO         PORTFOLIO      STANDARD CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $14,383         $1,816,304         $364,470
  Dividends due and accrued...........            --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --              8,532            4,258

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                 66               --
                                             -------         ----------         --------
       Total net assets...............       $14,383         $1,824,770         $368,728
                                             =======         ==========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --         $       --         $     --
     Series II Policies...............            --                 --               --
     Series III Policies..............        14,383          1,824,770          368,728
                                             -------         ----------         --------
       Total net assets...............       $14,383         $1,824,770         $368,728
                                             =======         ==========         ========
     Series I Variable accumulation
       unit value.....................       $    --         $       --         $     --
                                             =======         ==========         ========
     Series II Variable accumulation
       unit value.....................       $    --         $    10.73         $     --
                                             =======         ==========         ========
     Series III Variable accumulation
       unit value.....................       $ 11.89         $    10.52         $   9.06
                                             =======         ==========         ========


Identified Cost of Investment.........       $15,743         $2,017,497         $579,518
                                             =======         ==========         ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










        DREYFUS IP        DREYFUS VIF       DWS DREMAN        DWS GLOBAL            DWS                            FIDELITY(R) VIP
        TECHNOLOGY        DEVELOPING       SMALL MID CAP     OPPORTUNITIES       SMALL CAP      FIDELITY(R) VIP        EQUITY-
         GROWTH--          LEADERS--        VALUE VIP--          VIP--          INDEX VIP--     CONTRAFUND(R)--        INCOME--
      INITIAL SHARES    INITIAL SHARES    CLASS A SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS      INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------------------


         $639,071           $16,985         $1,073,185          $11,491         $16,422,395       $26,444,832         $7,914,395
               --                --                 --               --                  --                --                 --

               79                --                 --               --               7,550            53,485              3,387



               --                --                 --               --                  67             1,193                  6
         --------           -------         ----------          -------         -----------       -----------         ----------
         $639,150           $16,985         $1,073,185          $11,491         $16,429,878       $26,497,124         $7,917,776
         ========           =======         ==========          =======         ===========       ===========         ==========



         $     --           $    --         $       --          $    --         $        --       $   192,990         $    4,505
               --                19                 --               --             103,998         1,556,046              9,642
          639,150            16,966          1,073,185           11,491          16,325,880        24,748,088          7,903,629
         --------           -------         ----------          -------         -----------       -----------         ----------
         $639,150           $16,985         $1,073,185          $11,491         $16,429,878       $26,497,124         $7,917,776
         ========           =======         ==========          =======         ===========       ===========         ==========
         $     --           $    --         $       --          $    --         $        --       $     20.36         $    13.53
         ========           =======         ==========          =======         ===========       ===========         ==========
         $   9.86           $ 10.90         $       --          $    --         $     13.10       $     18.18         $    14.69
         ========           =======         ==========          =======         ===========       ===========         ==========
         $  10.58           $  9.17         $     8.41          $  9.29         $     12.18       $     14.95         $    11.95
         ========           =======         ==========          =======         ===========       ===========         ==========

         $630,149           $22,947         $1,616,760          $12,364         $20,224,687       $32,465,245         $9,934,941
         ========           =======         ==========          =======         ===========       ===========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                         FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2010       FREEDOM 2020       FREEDOM 2030
                                           PORTFOLIO--        PORTFOLIO--        PORTFOLIO--
                                          INITIAL SHARES     INITIAL SHARES     INITIAL SHARES
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $661,716          $1,390,902          $908,955
  Dividends due and accrued...........             --                  --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             49               2,189             5,666

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              7                  11                --
                                             --------          ----------          --------
       Total net assets...............       $661,758          $1,393,080          $914,621
                                             ========          ==========          ========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $     --          $       --          $     --
     Series II Policies...............             --              16,830                --
     Series III Policies..............        661,758           1,376,250           914,621
                                             --------          ----------          --------
       Total net assets...............       $661,758          $1,393,080          $914,621
                                             ========          ==========          ========
     Series I Variable accumulation
       unit value.....................       $     --          $       --          $     --
                                             ========          ==========          ========
     Series II Variable accumulation
       unit value.....................       $  10.20          $    10.12          $     --
                                             ========          ==========          ========
     Series III Variable accumulation
       unit value.....................       $  11.31          $    11.38          $  11.14
                                             ========          ==========          ========


Identified Cost of Investment.........       $690,503          $1,512,175          $993,419
                                             ========          ==========          ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                              JANUS ASPEN
                                        FIDELITY(R) VIP                                    FIDELITY(R) VIP      SERIES
      FIDELITY(R) VIP  FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE         BALANCED--
          GROWTH--       INDEX 500--      GRADE BOND--      MID-CAP--        OVERSEAS--      STRATEGIES--    INSTITUTIONAL
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2      SHARES
      --------------------------------------------------------------------------------------------------------------------


         $3,556,141      $34,353,203       $6,815,917      $22,311,474      $14,233,900        $359,704       $16,929,467
                 --               --               --               --               --              --                --

                506           (3,553)            (980)          22,254           12,926              --            (1,772)



                113              191            1,149              525              104              --             8,819
         ----------      -----------       ----------      -----------      -----------        --------       -----------
         $3,556,534      $34,349,459       $6,813,788      $22,333,203      $14,246,722        $359,704       $16,918,876
         ==========      ===========       ==========      ===========      ===========        ========       ===========


         $       --      $        --       $       --      $        --      $        --        $     --       $ 9,817,510
             79,138          292,649        1,831,120          649,038          202,571              --         1,945,898
          3,477,396       34,056,810        4,982,668       21,684,165       14,044,151         359,704         5,155,468
         ----------      -----------       ----------      -----------      -----------        --------       -----------
         $3,556,534      $34,349,459       $6,813,788      $22,333,203      $14,246,722        $359,704       $16,918,876
         ==========      ===========       ==========      ===========      ===========        ========       ===========
         $       --      $        --       $       --      $        --      $        --        $     --       $     19.84
         ==========      ===========       ==========      ===========      ===========        ========       ===========
         $    13.26      $     14.88       $    13.12      $     21.21      $     13.94        $     --       $     14.67
         ==========      ===========       ==========      ===========      ===========        ========       ===========
         $    12.78      $     12.11       $    11.54      $     16.67      $     15.44        $  12.70       $     13.70
         ==========      ===========       ==========      ===========      ===========        ========       ===========


         $3,160,273      $36,358,345       $6,965,671      $25,252,091      $15,838,613        $488,648       $16,110,299
         ==========      ===========       ==========      ===========      ===========        ========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)


                                                                               JANUS ASPEN
                                                             JANUS ASPEN         SERIES
                                           JANUS ASPEN     SERIES MID CAP       WORLDWIDE
                                         SERIES FORTY--       GROWTH--          GROWTH--
                                          INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                             SHARES            SHARES            SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $8,676,545        $8,787,880         $854,387
  Dividends due and accrued...........             --                --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           (790)            3,132            1,989

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --                --              182
                                           ----------        ----------         --------
       Total net assets...............     $8,675,755        $8,791,012         $856,194
                                           ==========        ==========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --        $       --         $229,748
     Series II Policies...............             --                --               --
     Series III Policies..............      8,675,755         8,791,012          626,446
                                           ----------        ----------         --------
       Total net assets...............     $8,675,755        $8,791,012         $856,194
                                           ==========        ==========         ========
     Series I Variable accumulation
       unit value.....................     $       --        $       --         $  11.94
                                           ==========        ==========         ========
     Series II Variable accumulation
       unit value.....................     $       --        $       --         $  10.53
                                           ==========        ==========         ========
     Series III Variable accumulation
       unit value.....................     $    15.26        $    16.46         $  10.98
                                           ==========        ==========         ========


Identified Cost of Investment.........     $6,969,954        $8,520,401         $877,591
                                           ==========        ==========         ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                          LVIP BARON
           LAZARD         LORD ABBETT       GROWTH                          MFS(R) NEW                      MORGAN STANLEY
         RETIREMENT      SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES   UIF EMERGING
        INTERNATIONAL    MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--      MARKETS DEBT--
      EQUITY PORTFOLIO     PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS I
      --------------------------------------------------------------------------------------------------------------------


         $2,978,806       $6,256,245      $2,320,593        $190,075          $7,842         $1,690,909       $1,308,606
                 --               --              --              --              --                 --               --

             14,352             (112)            304              --              --                405           (8,328)



                 --              108              87             123              --                 18               80
         ----------       ----------      ----------        --------          ------         ----------       ----------
         $2,993,158       $6,256,025      $2,320,810        $189,952          $7,842         $1,691,296       $1,300,198
         ==========       ==========      ==========        ========          ======         ==========       ==========



         $       --       $       --      $       --        $     --          $   --         $       --       $       --
                 --          164,745         134,120         189,952              --             26,927          123,146
          2,993,158        6,091,280       2,186,690              --           7,842          1,664,369        1,177,052
         ----------       ----------      ----------        --------          ------         ----------       ----------
         $2,993,158       $6,256,025      $2,320,810        $189,952          $7,842         $1,691,296       $1,300,198
         ==========       ==========      ==========        ========          ======         ==========       ==========
         $       --       $       --      $       --        $     --          $   --         $       --       $       --
         ==========       ==========      ==========        ========          ======         ==========       ==========
         $    10.55       $    15.69      $     9.82        $  15.62          $   --         $    17.09       $    13.17
         ==========       ==========      ==========        ========          ======         ==========       ==========
         $    12.88       $    12.29      $    10.85        $     --          $11.16         $    18.92       $    14.21
         ==========       ==========      ==========        ========          ======         ==========       ==========


         $3,552,957       $7,773,968      $2,601,102        $154,854          $9,404         $1,752,156       $1,339,989
         ==========       ==========      ==========        ========          ======         ==========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                      MORGAN STANLEY
                                       UIF EMERGING     MORGAN STANLEY    NEUBERGER BERMAN
                                          MARKETS        UIF U.S. REAL      AMT PARTNERS
                                         EQUITY--          ESTATE--          PORTFOLIO--
                                          CLASS I           CLASS I            CLASS I
                                      ----------------------------------------------------

ASSETS:
  Investments, at net asset value..     $7,263,096        $15,313,216         $251,368
  Dividends due and accrued........             --                 --               --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........          6,364             (1,885)             (20)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................            185                281               --
                                        ----------        -----------         --------
       Total net assets............     $7,269,275        $15,311,050         $251,348
                                        ==========        ===========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............     $      437        $        --         $     --
     Series II Policies............        144,755            404,871               --
     Series III Policies...........      7,124,083         14,906,179          251,348
                                        ----------        -----------         --------
       Total net assets............     $7,269,275        $15,311,050         $251,348
                                        ==========        ===========         ========
     Series I Variable accumulation
       unit value..................     $    27.19        $        --         $     --
                                        ==========        ===========         ========
     Series II Variable
       accumulation unit value.....     $    19.62        $     21.45         $     --
                                        ==========        ===========         ========
     Series III Variable
       accumulation unit value.....     $    24.19        $     17.56         $  10.14
                                        ==========        ===========         ========

Identified Cost of Investment......     $6,775,027        $19,093,243         $264,383
                                        ==========        ===========         ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                   ROYCE             ROYCE
         PIMCO LOW        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP         SMALL-CAP       T. ROWE PRICE
        DURATION--         RETURN--          RETURN--        GOVERNMENT--       PORTFOLIO--       PORTFOLIO--        BLUE CHIP
      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          GROWTH
       CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


        $1,116,260        $6,200,293        $29,639,648        $102,102         $3,469,719        $4,234,670        $9,028,476
             3,287            17,200            104,693             300                 --                --                --

              (821)            2,730             45,277              --              7,004             2,138            30,509



                --                23                 --              --                 93                --                --
        ----------        ----------        -----------        --------         ----------        ----------        ----------
        $1,118,726        $6,220,200        $29,789,618        $102,402         $3,476,630        $4,236,808        $9,058,985
        ==========        ==========        ===========        ========         ==========        ==========        ==========



        $       --        $       --        $        --        $     --         $       --        $       --        $       --
               364             2,495                 --              --             50,998                --                --
         1,118,362         6,217,705         29,789,618         102,402          3,425,632         4,236,808         9,058,985
        ----------        ----------        -----------        --------         ----------        ----------        ----------
        $1,118,726        $6,220,200        $29,789,618        $102,402         $3,476,630        $4,236,808        $9,058,985
        ==========        ==========        ===========        ========         ==========        ==========        ==========
        $       --        $       --        $        --        $     --         $       --        $       --        $       --
        ==========        ==========        ===========        ========         ==========        ==========        ==========
        $    10.12        $    12.00        $     10.65        $     --         $    14.27        $    10.50        $    12.64
        ==========        ==========        ===========        ========         ==========        ==========        ==========
        $    11.44        $    12.11        $     12.23        $  12.15         $    14.40        $    11.69        $    12.79
        ==========        ==========        ===========        ========         ==========        ==========        ==========


        $1,117,258        $5,935,520        $28,973,589        $100,035         $3,920,786        $4,400,819        $9,165,560
        ==========        ==========        ===========        ========         ==========        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)





                                          T. ROWE PRICE     T. ROWE PRICE     T. ROWE PRICE
                                          EQUITY INCOME       INDEX 500       INTERNATIONAL
                                            PORTFOLIO         PORTFOLIO      STOCK PORTFOLIO
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $21,383,776        $473,956          $1,733,018
  Dividends due and accrued...........              --              --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          30,928            (775)               (427)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           1,429              --                 280
                                           -----------        --------          ----------
       Total net assets...............     $21,413,275        $473,181          $1,732,311
                                           ===========        ========          ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   542,236        $     --          $       --
     Series II Policies...............       1,383,056              --             425,899
     Series III Policies..............      19,487,983         473,181           1,306,412
                                           -----------        --------          ----------
       Total net assets...............     $21,413,275        $473,181          $1,732,311
                                           ===========        ========          ==========
     Series I Variable accumulation
       unit value.....................     $     15.21        $     --          $       --
                                           ===========        ========          ==========
     Series II Variable accumulation
       unit value.....................     $     13.17        $     --          $    15.66
                                           ===========        ========          ==========
     Series III Variable accumulation
       unit value.....................     $     12.30        $  11.27          $    15.66
                                           ===========        ========          ==========


Identified Cost of Investment.........     $26,020,747        $517,984          $1,874,854
                                           ===========        ========          ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                           T. ROWE PRICE        VAN ECK          VAN ECK WIT
                         T. ROWE PRICE       PERSONAL          WORLDWIDE          WORLDWIDE
       T. ROWE PRICE      NEW AMERICA        STRATEGY           ABSOLUTE         BOND FUND--
       LIMITED-TERM         GROWTH           BALANCED       RETURN--INITIAL     INITIAL CLASS
      BOND PORTFOLIO       PORTFOLIO         PORTFOLIO        CLASS SHARES         SHARES
      ---------------------------------------------------------------------------------------


        $2,151,158        $2,688,712        $15,681,679         $326,187           $  138
             6,776                --                 --               --               --

              (293)             (162)            24,474               --               --



                78                64                 --               --               --
        ----------        ----------        -----------         --------           ------
        $2,157,563        $2,688,486        $15,706,153         $326,187           $  138
        ==========        ==========        ===========         ========           ======



        $       --        $       --        $        --         $     --           $   --
           125,381                --                 --               --               --
         2,032,182         2,688,486         15,706,153          326,187              138
        ----------        ----------        -----------         --------           ------
        $2,157,563        $2,688,486        $15,706,153         $326,187           $  138
        ==========        ==========        ===========         ========           ======
        $       --        $       --        $        --         $     --           $   --
        ==========        ==========        ===========         ========           ======
        $    12.02        $    14.07        $        --         $     --           $   --
        ==========        ==========        ===========         ========           ======
        $    11.45        $    12.53        $     13.05         $  11.26           $10.68
        ==========        ==========        ===========         ========           ======


        $2,143,861        $2,864,661        $17,690,526         $324,118           $  141
        ==========        ==========        ===========         ========           ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008
(Unaudited)





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $     --       $        --    $  2,137,329
  Mortality and expense risk charges....       (3,911)          (36,514)       (304,682)
                                             --------       -----------    ------------
       Net investment income (loss).....       (3,911)          (36,514)      1,832,647
                                             --------       -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       82,167         5,183,956      29,605,526
  Cost of investments sold..............      (76,632)       (5,006,365)    (29,603,835)
                                             --------       -----------    ------------
       Net realized gain (loss) on
          investments...................        5,535           177,591           1,691
  Realized gain distribution received...           --                --              --
  Change in unrealized appreciation
     (depreciation) on investments......        2,164        (2,109,940)          8,806
                                             --------       -----------    ------------
       Net gain (loss) on investments...        7,699        (1,932,349)         10,497
                                             --------       -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $  3,788       $(1,968,863)   $  1,843,144
                                             ========       ===========    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         MID CAP
                                             GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $    --      $         --     $        --
  Mortality and expense risk charges....         (262)          (88,423)        (20,494)
                                              -------      ------------     -----------
       Net investment income (loss).....         (262)          (88,423)        (20,494)
                                              -------      ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        4,253        10,546,141       2,674,446
  Cost of investments sold..............       (3,301)      (10,960,932)     (2,563,181)
                                              -------      ------------     -----------
       Net realized gain (loss) on
          investments...................          952          (414,791)        111,265
  Realized gain distribution received...           --                --              --
  Change in unrealized appreciation
     (depreciation) on investments......       (9,294)       (3,832,102)     (1,217,810)
                                              -------      ------------     -----------
       Net gain (loss) on investments...       (8,342)       (4,246,893)     (1,106,545)
                                              -------      ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(8,604)     $ (4,335,316)    $(1,127,039)
                                              =======      ============     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through June 2008.
(b) For the period March 2008 (Commencement of Investments) through June 2008.
(c) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                          MAINSTAY VP
        MAINSTAY VP                                                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
          COMMON        MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      CORPORATE      ICAP SELECT     INTERNATIONAL
          STOCK--      CONVERTIBLE--   FLOATING RATE--   GOVERNMENT--       BOND--         EQUITY--         EQUITY--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $         --      $     --         $  16,099        $     --       $        --    $         --      $        --
           (128,215)       (1,045)           (1,255)         (3,289)          (36,945)        (54,040)        (129,056)
       ------------      --------         ---------        --------       -----------    ------------      -----------
           (128,215)       (1,045)           14,844          (3,289)          (36,945)        (54,040)        (129,056)
       ------------      --------         ---------        --------       -----------    ------------      -----------


            690,921         4,070           154,927          79,246         1,435,081         675,136       10,989,588
           (627,615)       (3,461)         (163,496)        (75,441)       (1,438,399)       (666,943)      (9,595,406)
       ------------      --------         ---------        --------       -----------    ------------      -----------
             63,306           609            (8,569)          3,805            (3,318)          8,193        1,394,182
                 --            --                --              --                --              --               --

        (11,608,380)      (29,514)            1,179          16,612          (239,375)    (20,959,501)      (8,760,722)
       ------------      --------         ---------        --------       -----------    ------------      -----------
        (11,545,074)      (28,905)           (7,390)         20,417          (242,693)    (20,951,308)      (7,366,540)
       ------------      --------         ---------        --------       -----------    ------------      -----------

       $(11,673,289)     $(29,950)        $   7,454        $ 17,128       $  (279,638)   $(21,005,348)     $(7,495,596)
       ============      ========         =========        ========       ===========    ============      ===========






                                                                                           AIM V.I.
                                                                                            GLOBAL
        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                                      REAL ESTATE       AIM V.I.
          MID CAP         S&P 500         SMALL CAP       MAINSTAY VP     MAINSTAY VP       FUND--        INTERNATIONAL
          VALUE--         INDEX--         GROWTH--      TOTAL RETURN--      VALUE--        SERIES I       GROWTH FUND--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS      SHARES       SERIES I SHARES
      ------------------------------------------------------------------------------------------------------------------


        $        --    $         --       $      --       $        --    $   4,624,422     $      --        $      --
            (77,114)       (312,576)         (8,788)          (18,109)        (174,188)       (2,940)         (11,248)
        -----------    ------------       ---------       -----------    -------------     ---------        ---------
            (77,114)       (312,576)         (8,788)          (18,109)       4,450,234        (2,940)         (11,248)
        -----------    ------------       ---------       -----------    -------------     ---------        ---------


            338,639      12,234,651         279,864         4,391,400      186,602,898        43,347          174,704
           (318,356)    (11,724,348)       (319,363)       (4,852,638)    (194,002,362)      (63,525)        (163,571)
        -----------    ------------       ---------       -----------    -------------     ---------        ---------
             20,283         510,303         (39,499)         (461,238)      (7,399,464)      (20,178)          11,133
                 --              --              --                --       25,359,094            --               --

         (5,495,086)    (21,848,789)       (344,277)         (416,409)     (24,114,007)     (163,837)        (601,541)
        -----------    ------------       ---------       -----------    -------------     ---------        ---------
         (5,474,803)    (21,338,486)       (383,776)         (877,647)      (6,154,377)     (184,015)        (590,408)
        -----------    ------------       ---------       -----------    -------------     ---------        ---------

        $(5,551,917)   $(21,651,062)      $(392,564)      $  (895,756)   $  (1,704,143)    $(186,955)       $(601,656)
        ===========    ============       =========       ===========    =============     =========        =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)



                                                                             ALGER AMERICAN
                                           ALGER AMERICAN   ALGER AMERICAN    SMALLCAP AND
                                               CAPITAL         SMALLCAP          MIDCAP
                                            APPRECIATION        GROWTH          GROWTH--
                                             PORTFOLIO--      PORTFOLIO--        CLASS O
                                           CLASS O SHARES   CLASS O SHARES      SHARES(A)
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $    --         $      --          $  --
  Mortality and expense risk charges....          (103)           (4,483)            (4)
                                               -------         ---------          -----
       Net investment income (loss).....          (103)           (4,483)            (4)
                                               -------         ---------          -----

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....           442            90,511             49
  Cost of investments sold..............          (298)          (77,116)           (53)
                                               -------         ---------          -----
       Net realized gain (loss) on
          investments...................           144            13,395             (4)
  Realized gain distribution received...            --            23,510             --
  Change in unrealized appreciation
     (depreciation) on investments......        (6,820)         (393,087)           (92)
                                               -------         ---------          -----
       Net gain (loss) on investments...        (6,676)         (356,182)           (96)
                                               -------         ---------          -----
          Net increase (decrease) in net
            assets resulting from
            operations..................       $(6,779)        $(360,665)         $(100)
                                               =======         =========          =====








                                          AMERICAN FUNDS
                                           INTERNATIONAL
                                              FUND--          CVS CALVERT       DAVIS VALUE
                                          CLASS 2 SHARES    SOCIAL BALANCED      PORTFOLIO
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $     9,413         $    --          $      --
  Mortality and expense risk charges....         (7,499)            (34)            (3,950)
                                            -----------         -------          ---------
       Net investment income (loss).....          1,914             (34)            (3,950)
                                            -----------         -------          ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         14,658             155            533,997
  Cost of investments sold..............        (15,373)           (164)          (589,680)
                                            -----------         -------          ---------
       Net realized gain (loss) on
          investments...................           (715)             (9)           (55,683)
  Realized gain distribution received...        804,496              --                 --
  Change in unrealized appreciation
     (depreciation) on investments......     (1,167,035)           (999)          (168,795)
                                            -----------         -------          ---------
       Net gain (loss) on investments...       (363,254)         (1,008)          (224,478)
                                            -----------         -------          ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $  (361,340)        $(1,042)         $(228,428)
                                            ===========         =======          =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through June 2008.
(b) For the period March 2008 (Commencement of Investments) through June 2008.
(c) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                           ALLIANCEBERNSTEIN
       ALLIANCEBERNSTEIN      VPS SMALL/           AMERICAN         AMERICAN FUNDS      AMERICAN FUNDS
       VPS INTERNATIONAL     MID CAP VALUE       CENTURY(R) VP     ASSET ALLOCATION      GLOBAL SMALL
       VALUE PORTFOLIO--      PORTFOLIO--           VALUE--             FUND--         CAPITALIZATION--
        CLASS A SHARES     CLASS A SHARES(B)       CLASS II         CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------------------------------------------------------------------


           $   7,207           $    538            $  26,012           $  1,388            $      --
              (1,760)               (98)              (2,470)              (485)              (1,268)
           ---------           --------            ---------           --------            ---------
               5,447                440               23,542                903               (1,268)
           ---------           --------            ---------           --------            ---------


              21,207                766               12,147              1,916               47,092
             (24,515)              (776)             (14,033)            (1,960)             (45,478)
           ---------           --------            ---------           --------            ---------
              (3,308)               (10)              (1,886)               (44)               1,614
              39,751              7,643              147,568             12,662               86,223

            (143,427)           (14,764)            (345,146)           (33,941)            (158,932)
           ---------           --------            ---------           --------            ---------
            (106,984)            (7,131)            (199,464)           (21,323)             (71,095)
           ---------           --------            ---------           --------            ---------

           $(101,537)          $ (6,691)           $(175,922)          $(20,420)           $ (72,363)
           =========           ========            =========           ========            =========


                            AMERICAN FUNDS
        AMERICAN FUNDS       GROWTH-INCOME
         GROWTH FUND--          FUND--
        CLASS 2 SHARES      CLASS 2 SHARES
      --------------------------------------

           $   1,146            $   110
              (2,723)               (91)
           ---------            -------
              (1,577)                19
           ---------            -------


             305,877              5,238
            (343,950)            (5,813)
           ---------            -------
             (38,073)              (575)
             138,011              2,203

            (216,739)            (5,590)
           ---------            -------
            (116,801)            (3,962)
           ---------            -------

           $(118,378)           $(3,943)
           =========            =======






         DELAWARE VIP
         INTERNATIONAL        DREYFUS IP          DREYFUS VIF         DWS DREMAN          DWS GLOBAL
         VALUE EQUITY         TECHNOLOGY          DEVELOPING         SMALL MID CAP       OPPORTUNITIES
           SERIES--            GROWTH--            LEADERS--          VALUE VIP--            VIP--
        STANDARD CLASS      INITIAL SHARES      INITIAL SHARES      CLASS A SHARES     CLASS A SHARES(C)
      --------------------------------------------------------------------------------------------------


           $  7,646            $     --             $   143            $  17,136             $  --
               (887)             (1,402)                (40)              (2,540)              (10)
           --------            --------             -------            ---------             -----
              6,759              (1,402)                103               14,596               (10)
           --------            --------             -------            ---------             -----


              4,213              17,955                 250               42,499                35
             (7,494)            (14,834)               (326)             (52,031)              (35)
           --------            --------             -------            ---------             -----
             (3,281)              3,121                 (76)              (9,532)               --
             27,988                  --                 854              419,299                --

            (92,287)            (84,875)             (2,559)            (541,219)             (872)
           --------            --------             -------            ---------             -----
            (67,580)            (81,754)             (1,781)            (131,452)             (872)
           --------            --------             -------            ---------             -----

           $(60,821)           $(83,156)            $(1,678)           $(116,856)            $(882)
           ========            ========             =======            =========             =====


         DWS SMALL CAP      FIDELITY(R) VIP
          INDEX VIP--       CONTRAFUND(R)--
        CLASS A SHARES       INITIAL CLASS
      --------------------------------------

          $   237,602         $     3,888
              (35,287)            (47,464)
          -----------         -----------
              202,315             (43,576)
          -----------         -----------


            3,240,486           1,808,051
           (3,818,622)         (2,215,514)
          -----------         -----------
             (578,136)           (407,463)
            1,510,836             505,426

           (2,605,198)         (3,271,053)
          -----------         -----------
           (1,672,498)         (3,173,090)
          -----------         -----------

          $(1,470,183)        $(3,216,666)
          ===========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)



                                                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                            FIDELITY(R) VIP      FREEDOM 2010        FREEDOM 2020
                                            EQUITY-INCOME--       PORTFOLIO--         PORTFOLIO--
                                             INITIAL CLASS      INITIAL SHARES      INITIAL SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $        --          $     --            $      --
  Mortality and expense risk charges....          (20,109)           (1,136)              (2,437)
                                              -----------          --------            ---------
       Net investment income (loss).....          (20,109)           (1,136)              (2,437)
                                              -----------          --------            ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....          728,966            54,684              261,062
  Cost of investments sold..............         (804,344)          (56,606)            (270,737)
                                              -----------          --------            ---------
       Net realized gain (loss) on
          investments...................          (75,378)           (1,922)              (9,675)
  Realized gain distribution received...            7,831             7,347               23,481
  Change in unrealized appreciation
     (depreciation) on investments......       (1,288,118)          (35,006)            (112,128)
                                              -----------          --------            ---------
       Net gain (loss) on investments...       (1,355,665)          (29,581)             (98,322)
                                              -----------          --------            ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $(1,375,774)         $(30,717)           $(100,759)
                                              ===========          ========            =========






                                                                                      JANUS ASPEN
                                              JANUS ASPEN         JANUS ASPEN       SERIES MID CAP
                                           SERIES BALANCED--    SERIES FORTY--         GROWTH--
                                             INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                SHARES              SHARES              SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   250,736          $   8,975          $     9,274
  Mortality and expense risk charges....          (32,518)           (15,828)             (18,114)
                                              -----------          ---------          -----------
       Net investment income (loss).....          218,218             (6,853)              (8,840)
                                              -----------          ---------          -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....          664,618            547,945              732,803
  Cost of investments sold..............         (552,540)          (411,838)            (571,780)
                                              -----------          ---------          -----------
       Net realized gain (loss) on
          investments...................          112,078            136,107              161,023
  Realized gain distribution received...        1,141,413                 --              450,133
  Change in unrealized appreciation
     (depreciation) on investments......       (1,922,439)          (222,759)          (1,125,530)
                                              -----------          ---------          -----------
       Net gain (loss) on investments...         (668,948)           (86,652)            (514,374)
                                              -----------          ---------          -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $  (450,730)         $ (93,505)         $  (523,214)
                                              ===========          =========          ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through June 2008.
(b) For the period March 2008 (Commencement of Investments) through June 2008.
(c) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









        FIDELITY(R) VIP                                             FIDELITY(R) VIP
         FREEDOM 2030       FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP
          PORTFOLIO--          GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--
        INITIAL SHARES       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------


           $     --            $      --          $     2,158          $ 271,830          $    26,086
             (1,862)              (7,980)             (75,300)           (13,531)             (48,239)
           --------            ---------          -----------          ---------          -----------
             (1,862)              (7,980)             (73,142)           258,299              (22,153)
           --------            ---------          -----------          ---------          -----------


             34,018              286,104            1,398,253            544,810            2,099,411
            (35,178)            (241,954)          (1,231,470)          (554,995)          (2,222,572)
           --------            ---------          -----------          ---------          -----------
             (1,160)              44,150              166,783            (10,185)            (123,161)
             17,885                   --              319,440              5,278            3,254,283

            (87,627)            (454,677)          (4,738,112)          (255,841)          (4,748,102)
           --------            ---------          -----------          ---------          -----------
            (70,902)            (410,527)          (4,251,889)          (260,748)          (1,616,980)
           --------            ---------          -----------          ---------          -----------

           $(72,764)           $(418,507)         $(4,325,031)         $  (2,449)         $(1,639,133)
           ========            =========          ===========          =========          ===========


        FIDELITY(R)    FIDELITY(R) VIP
            VIP             VALUE
        OVERSEAS--      STRATEGIES--
       INITIAL CLASS   SERVICE CLASS 2
      --------------------------------

        $        --       $      --
            (29,851)           (821)
        -----------       ---------
            (29,851)           (821)
        -----------       ---------


            405,762          62,073
           (418,996)        (72,693)
        -----------       ---------
            (13,234)        (10,620)
          1,369,790          67,478

         (2,860,573)       (119,999)
        -----------       ---------
         (1,504,017)        (63,141)
        -----------       ---------

        $(1,533,868)      $ (63,962)
        ===========       =========





          JANUS ASPEN
            SERIES              LAZARD                                LVIP BARON
           WORLDWIDE          RETIREMENT          LORD ABBETT           GROWTH              MFS(R)
           GROWTH--          INTERNATIONAL       SERIES FUND--       OPPORTUNITIES         INVESTORS
         INSTITUTIONAL          EQUITY           MID-CAP VALUE       FUND--SERVICE      TRUST SERIES--
            SHARES             PORTFOLIO           PORTFOLIO         CLASS SHARES        INITIAL CLASS
      --------------------------------------------------------------------------------------------------


           $   5,956           $      --          $        --          $      --           $  1,510
              (1,940)             (6,547)             (22,796)            (4,883)              (247)
           ---------           ---------          -----------          ---------           --------
               4,016              (6,547)             (22,796)            (4,883)             1,263
           ---------           ---------          -----------          ---------           --------


              26,567             264,298            7,869,918            724,387              2,063
             (21,250)           (310,896)          (9,684,799)          (802,447)            (1,321)
           ---------           ---------          -----------          ---------           --------
               5,317             (46,598)          (1,814,881)           (78,060)               742
                  --                  --                   --                 --             12,464

            (196,876)           (348,058)             589,943           (160,973)           (32,420)
           ---------           ---------          -----------          ---------           --------
            (191,559)           (394,656)          (1,224,938)          (239,033)           (19,214)
           ---------           ---------          -----------          ---------           --------

           $(187,543)          $(401,203)         $(1,247,734)         $(243,916)          $(17,951)
           =========           =========          ===========          =========           ========


          MFS(R) NEW            MFS(R)
           DISCOVERY           UTILITIES
           SERIES--            SERIES--
         INITIAL CLASS       INITIAL CLASS
      --------------------------------------

            $    --            $  21,204
                (19)              (3,491)
            -------            ---------
                (19)              17,713
            -------            ---------


                124              100,335
               (126)             (81,055)
            -------            ---------
                 (2)              19,280
              1,453              219,500

             (2,145)            (275,222)
            -------            ---------
               (694)             (36,442)
            -------            ---------

            $  (713)           $ (18,729)
            =======            =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)



                                          MORGAN STANLEY  MORGAN STANLEY
                                           UIF EMERGING    UIF EMERGING   MORGAN STANLEY
                                              MARKETS         MARKETS      UIF U.S. REAL
                                              DEBT--         EQUITY--        ESTATE--
                                              CLASS I         CLASS I         CLASS I
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $     --       $        --      $      --
  Mortality and expense risk charges....       (2,343)          (17,102)       (29,747)
                                             --------       -----------      ---------
       Net investment income (loss).....       (2,343)          (17,102)       (29,747)
                                             --------       -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       86,593           955,377        743,338
  Cost of investments sold..............      (85,262)         (639,566)      (815,360)
                                             --------       -----------      ---------
       Net realized gain (loss) on
          investments...................        1,331           315,811        (72,022)
  Realized gain distribution received...           --                --             --
  Change in unrealized appreciation
     (depreciation) on investments......      (18,410)       (1,677,303)      (769,098)
                                             --------       -----------      ---------
       Net gain (loss) on investments...      (17,079)       (1,361,492)      (841,120)
                                             --------       -----------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(19,422)      $(1,378,594)     $(870,867)
                                             ========       ===========      =========








                                           T. ROWE PRICE
                                             BLUE CHIP     T. ROWE PRICE   T. ROWE PRICE
                                              GROWTH       EQUITY INCOME     INDEX 500
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   229,388      $  3,787
  Mortality and expense risk charges....        (18,949)        (46,973)       (1,055)
                                            -----------     -----------      --------
       Net investment income (loss).....        (18,949)        182,415         2,732
                                            -----------     -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,165,110       3,376,833         8,724
  Cost of investments sold..............     (1,025,044)     (3,423,843)       (8,152)
                                            -----------     -----------      --------
       Net realized gain (loss) on
          investments...................        140,066         (47,010)          572
  Realized gain distribution received...             --         623,061            --
  Change in unrealized appreciation
     (depreciation) on investments......     (1,123,665)     (4,070,376)      (63,922)
                                            -----------     -----------      --------
       Net gain (loss) on investments...       (983,599)     (3,494,325)      (63,350)
                                            -----------     -----------      --------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,002,548)    $(3,311,910)     $(60,618)
                                            ===========     ===========      ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2008 (Commencement of Investments) through June 2008.
(b) For the period March 2008 (Commencement of Investments) through June 2008.
(c) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










         NEUBERGER                                                                             ROYCE            ROYCE
        BERMAN AMT           PIMCO             PIMCO           PIMCO        PIMCO U.S.       MICRO-CAP        SMALL-CAP
         PARTNERS       LOW DURATION--     REAL RETURN--  TOTAL RETURN--   GOVERNMENT--     PORTFOLIO--      PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE    INVESTMENT       INVESTMENT
        CLASS I(A)       CLASS SHARES      CLASS SHARES    CLASS SHARES    CLASS SHARES        CLASS            CLASS
      --------------------------------------------------------------------------------------------------------------------


         $     --          $ 12,950          $ 102,983      $   616,578       $1,249         $      --        $      --
             (113)           (1,552)           (12,244)         (60,664)        (165)           (7,759)          (8,921)
         --------          --------          ---------      -----------       ------         ---------        ---------
             (113)           11,398             90,739          555,914        1,084            (7,759)          (8,921)
         --------          --------          ---------      -----------       ------         ---------        ---------


              672             4,873            358,418        1,997,779          663           570,324          283,703
             (644)           (4,696)          (339,595)      (1,879,346)        (616)         (621,333)        (300,481)
         --------          --------          ---------      -----------       ------         ---------        ---------
               28               177             18,823          118,433           47           (51,009)         (16,778)
               --                --                 --               --           --                --               --

          (13,015)          (12,206)            89,066         (250,053)        (356)         (213,685)         108,821
         --------          --------          ---------      -----------       ------         ---------        ---------
          (12,987)          (12,029)           107,889         (131,620)        (309)         (264,694)          92,043
         --------          --------          ---------      -----------       ------         ---------        ---------

         $(13,100)         $   (631)         $ 198,628      $   424,294       $  775         $(272,453)       $  83,122
         ========          ========          =========      ===========       ======         =========        =========






                                                                              VAN ECK
                                                           T. ROWE PRICE     WORLDWIDE
       T. ROWE PRICE                       T. ROWE PRICE     PERSONAL        ABSOLUTE       VAN ECK WIT
       INTERNATIONAL     T. ROWE PRICE      NEW AMERICA      STRATEGY      RETURN--INI-   WORLDWIDE BOND
           STOCK         LIMITED-TERM         GROWTH         BALANCED          TIAL        FUND--INITIAL
         PORTFOLIO      BOND PORTFOLIO       PORTFOLIO       PORTFOLIO     CLASS SHARES    CLASS SHARES
      --------------------------------------------------------------------------------------------------


         $      --         $  38,813         $      --      $   165,503       $   287          $ 12
            (3,684)           (4,298)           (5,740)         (30,000)         (700)           --
         ---------         ---------         ---------      -----------       -------          ----
            (3,684)           34,515            (5,740)         135,503          (413)           12
         ---------         ---------         ---------      -----------       -------          ----


           339,529           229,916           857,722        1,886,435         1,730            10
          (320,312)         (224,714)         (889,173)      (2,021,428)       (1,653)          (10)
         ---------         ---------         ---------      -----------       -------          ----
            19,217             5,202           (31,451)        (134,993)           77            --
                --                --                --           80,023         9,188            --

          (253,546)           (8,040)         (129,825)      (1,122,472)       (8,114)           (6)
         ---------         ---------         ---------      -----------       -------          ----

          (234,329)           (2,838)         (161,276)      (1,177,442)        1,151            (6)
         ---------         ---------         ---------      -----------       -------          ----

         $(238,013)        $  31,677         $(167,016)     $(1,041,939)      $   738          $  6
         =========         =========         =========      ===========       =======          ====





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            BOND--                      CAPITAL APPRECIATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (3,911)       $    49,544       $   (36,514)      $   (55,954)
     Net realized gain (loss) on investments................          5,535             51,739           177,591         2,150,019
     Realized gain distribution received....................             --                 --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          2,164             (7,623)       (2,109,940)          145,687
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          3,788             93,660        (1,968,863)        2,239,752
                                                                 ----------        -----------       -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        121,714            313,459             4,362            14,160
     Cost of insurance......................................        (13,431)           (22,746)          (63,331)         (137,458)
     Policyowners' surrenders...............................        (10,039)        (1,071,643)          (50,899)         (870,721)
     Net transfers from (to) Fixed Account..................         24,694            155,672         2,141,556        (4,856,385)
     Transfers between Investment Divisions.................        (37,679)            14,995          (551,829)          471,308
     Policyowners' death benefits...........................           (396)           (32,772)               --                --
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................         84,863           (643,035)        1,479,859        (5,379,096)
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --                  3                 2            (1,252)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................         88,651           (549,372)         (489,002)       (3,140,596)
NET ASSETS:
     Beginning of period....................................      1,707,837          2,257,209        19,741,240        22,881,836
                                                                 ----------        -----------       -----------       -----------
     End of period..........................................     $1,796,488        $ 1,707,837       $19,252,238       $19,741,240
                                                                 ==========        ===========       ===========       ===========





                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         HIGH YIELD
                                                                         GOVERNMENT--                      CORPORATE BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (3,289)       $   41,094        $   (36,945)      $   920,067
     Net realized gain (loss) on investments................          3,805             1,155             (3,318)          267,306
     Realized gain distribution received....................             --                --                 --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         16,612             9,531           (239,375)       (1,063,401)
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         17,128            51,780           (279,638)          123,972
                                                                 ----------        ----------        -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        127,318           166,705          1,014,603         2,639,430
     Cost of insurance......................................        (12,028)          (12,290)           (76,159)          (99,489)
     Policyowners' surrenders...............................        (27,467)               --           (173,259)          (14,272)
     Net transfers from (to) Fixed Account..................         18,033           133,880             33,034         5,043,181
     Transfers between Investment Divisions.................        (25,187)          554,008          3,271,372         1,187,215
     Policyowners' death benefits...........................             --                --             (9,672)               --
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................         80,669           842,303          4,059,919         8,756,065
                                                                 ----------        ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (1)               (3)                 5                (3)
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................         97,796           894,080          3,780,286         8,880,034
NET ASSETS:
     Beginning of period....................................      1,357,604           463,524         15,145,733         6,265,699
                                                                 ----------        ----------        -----------       -----------
     End of period..........................................     $1,455,400        $1,357,604        $18,926,019       $15,145,733
                                                                 ==========        ==========        ===========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                CONVERTIBLE--                FLOATING RATE--
            CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $  1,832,647   $  4,453,362   $   (128,215)  $  1,095,848     $ (1,045)      $ 11,857       $  14,844      $ 32,244
             1,691           (671)        63,306        238,983          609          6,300          (8,569)       (4,759)
                --             --             --      8,180,167           --         15,042              --            --

             8,806          1,156    (11,608,380)    (4,406,055)     (29,514)        36,845           1,179       (17,244)
      ------------   ------------   ------------   ------------     --------       --------       ---------      --------

         1,843,144      4,453,847    (11,673,289)     5,108,943      (29,950)        70,044           7,454        10,241
      ------------   ------------   ------------   ------------     --------       --------       ---------      --------

        26,301,993     62,252,552        195,770        277,457       63,110        171,668         192,871       223,391
          (846,718)    (1,341,349)      (285,108)      (580,608)      (2,409)        (3,608)        (10,643)      (17,877)
          (106,602)      (339,179)       (22,545)       (51,755)        (866)            --              --            --
         8,790,541     36,311,103          4,354        487,186           --        (46,828)        (13,417)        9,617
        (8,465,857)   (22,190,128)        31,366         30,673        1,405            973        (112,417)      (70,401)
           (31,604)       (19,007)      (142,000)            --           --             --              --            --
      ------------   ------------   ------------   ------------     --------       --------       ---------      --------
        25,641,753     74,673,992       (218,163)       162,953       61,240        122,205          56,394       144,730
      ------------   ------------   ------------   ------------     --------       --------       ---------      --------


              (276)        (1,119)         8,363         (2,951)          13            (28)             (1)           --
      ------------   ------------   ------------   ------------     --------       --------       ---------      --------
        27,484,621     79,126,720    (11,883,089)     5,268,945       31,303        192,221          63,847       154,971

       134,936,882     55,810,162    109,475,108    104,206,163      621,969        429,748         499,241       344,270
      ------------   ------------   ------------   ------------     --------       --------       ---------      --------
      $162,421,503   $134,936,882   $ 97,592,019   $109,475,108     $653,272       $621,969       $ 563,088      $499,241
      ============   ============   ============   ============     ========       ========       =========      ========






              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          ICAP SELECT EQUITY--          INCOME AND GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    (54,040)    $   (401)         $--         $     419    $   (129,056)  $     10,148     $   (262)      $   (838)
             8,193       38,394           --           124,774       1,394,182     12,612,195          952         14,556
                --        6,098           --             3,199              --      4,557,324           --             --

       (20,959,501)     (32,808)          --          (128,357)     (8,760,722)   (12,690,627)      (9,294)        11,241
      ------------     --------          ---         ---------    ------------   ------------     --------       --------

       (21,005,348)      11,283           --                35      (7,495,596)     4,489,040       (8,604)        24,959
      ------------     --------          ---         ---------    ------------   ------------     --------       --------

               613           --           --                --       1,501,828      2,921,345           --             --
          (147,771)     (10,731)          --              (555)       (624,806)    (1,367,748)      (3,288)        (6,156)
            (8,667)          --           --            (2,926)       (497,280)    (1,709,308)          --             --
          (360,011)      19,003           --           (19,002)     (1,140,160)   (24,432,096)          --             --
       182,425,780          961           --              (961)     (5,370,302)     2,190,338         (597)       (66,997)
                --           --           --                --        (526,920)      (177,491)          --             --
      ------------     --------          ---         ---------    ------------   ------------     --------       --------
       181,909,944        9,233           --           (23,444)     (6,657,640)   (22,574,960)      (3,885)       (73,153)
      ------------     --------          ---         ---------    ------------   ------------     --------       --------


             3,076          (17)          --                --           7,064         (4,456)          21            (32)
      ------------     --------          ---         ---------    ------------   ------------     --------       --------
       160,907,672       20,499           --           (23,409)    (14,146,172)   (18,090,376)     (12,468)       (48,226)

           201,220      180,721           --            23,409      74,245,459     92,335,835      143,751        191,977
      ------------     --------          ---         ---------    ------------   ------------     --------       --------
      $161,108,892     $201,220          $--         $      --    $ 60,099,287   $ 74,245,459     $131,283       $143,751
      ============     ========          ===         =========    ============   ============     ========       ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MID CAP CORE--                     MID CAP GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    (88,423)      $    80,124       $   (20,494)      $   (36,119)
     Net realized gain (loss) on investments................        (414,791)        1,229,897           111,265           598,753
     Realized gain distribution received....................              --         6,841,998                --           675,569
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,832,102)       (5,175,300)       (1,217,810)          (10,892)
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,335,316)        2,976,719        (1,127,039)        1,227,311
                                                                ------------       -----------       -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         159,930           165,302           438,192           780,295
     Cost of insurance......................................        (164,214)         (342,699)          (40,557)          (61,520)
     Policyowners' surrenders...............................          (3,547)           (1,558)           (4,938)             (709)
     Net transfers from (to) Fixed Account..................          20,577          (634,155)            2,358        (1,015,986)
     Transfers between Investment Divisions.................      (8,427,015)        2,097,895          (446,859)          209,560
     Policyowners' death benefits...........................         (65,386)               --                --            (8,686)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (8,479,655)        1,284,785           (51,804)          (97,046)
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,923            (1,005)                5                --
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (12,812,048)        4,260,499        (1,178,838)        1,130,265
NET ASSETS:
     Beginning of period....................................      72,119,379        67,858,880        10,981,176         9,850,911
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $ 59,307,331       $72,119,379       $ 9,802,338       $10,981,176
                                                                ============       ===========       ===========       ===========






                                                                          MAINSTAY VP                       AIM V.I. GLOBAL
                                                                            VALUE--                       REAL ESTATE FUND--
                                                                         INITIAL CLASS                      SERIES I SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   4,450,234     $  2,428,244       $   (2,940)       $    62,347
     Net realized gain (loss) on investments................       (7,399,464)       1,069,667          (20,178)           495,436
     Realized gain distribution received....................       25,359,094       15,074,427               --            178,886
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (24,114,007)     (15,372,929)        (163,837)          (659,466)
                                                                -------------     ------------       ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (1,704,143)       3,199,409         (186,955)            77,203
                                                                -------------     ------------       ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................           12,038           10,945           96,585             98,087
     Cost of insurance......................................         (314,195)        (927,070)          (8,662)           (20,599)
     Policyowners' surrenders...............................           (8,173)          (1,533)          (2,222)              (245)
     Net transfers from (to) Fixed Account..................       (1,802,169)         821,111           10,792         (5,196,955)
     Transfers between Investment Divisions.................     (173,573,109)       1,357,045           46,000            675,362
     Policyowners' death benefits...........................         (217,018)              --           (4,550)                --
                                                                -------------     ------------       ----------        -----------
       Net contributions and (withdrawals)..................     (175,902,626)       1,260,498          137,943         (4,444,350)
                                                                -------------     ------------       ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            4,219           (1,875)               1                  3
                                                                -------------     ------------       ----------        -----------
          Increase (decrease) in net assets.................     (177,602,550)       4,458,032          (49,011)        (4,367,144)
NET ASSETS:
     Beginning of period....................................      177,602,550      173,144,518        1,213,010          5,580,154
                                                                -------------     ------------       ----------        -----------
     End of period..........................................    $          --     $177,602,550       $1,163,999        $ 1,213,010
                                                                =============     ============       ==========        ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










            MAINSTAY VP                     MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--                 S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--
           INITIAL CLASS                   INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
---------------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (77,114)   $   518,399   $   (312,576)  $  1,811,260    $   (8,788)    $  (15,432)    $   (18,109)   $   214,941
            20,283        124,517        510,303      1,331,816       (39,499)        57,558        (461,238)       164,949
                --      5,611,736             --             --            --        348,722              --        843,157

        (5,495,086)    (7,156,034)   (21,848,789)     3,169,157      (344,277)      (545,828)       (416,409)      (933,448)
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    -----------

        (5,551,917)      (901,382)   (21,651,062)     6,312,233      (392,564)      (154,980)       (895,756)       289,599
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    -----------

            57,340        114,472        602,677      1,524,060        13,321         51,504             196             --
          (161,006)      (344,165)    (1,905,371)    (3,500,689)      (14,354)       (20,495)        (78,482)      (146,691)
            (1,895)            --       (279,021)    (1,239,510)       (5,162)        (5,141)             --             --
             8,025        190,744       (229,853)    24,124,425           487       (480,239)     (3,746,115)     9,197,737
            76,384          4,200     (6,214,391)         1,631       249,735        534,466             515             --
           (87,308)            --     (1,071,367)      (391,492)           --             --              --             --
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    -----------
          (108,460)       (34,749)    (9,097,326)    20,518,425       244,027         80,095      (3,823,886)     9,051,046
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    -----------


             4,389            539         30,385        (10,557)           --             --           1,457           (682)
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    -----------
        (5,655,988)      (935,592)   (30,718,003)    26,820,101      (148,537)       (74,885)     (4,718,185)     9,339,963

        64,259,252     65,194,844    181,769,686    154,949,585     4,521,880      4,596,765      12,280,467      2,940,504
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    -----------
       $58,603,264    $64,259,252   $151,051,683   $181,769,686    $4,373,343     $4,521,880     $ 7,562,282    $12,280,467
       ===========    ===========   ============   ============    ==========     ==========     ===========    ===========





             AIM V.I.                      ALGER AMERICAN                ALGER AMERICAN         ALGER AMERICAN
       INTERNATIONAL GROWTH             CAPITAL APPRECIATION            SMALLCAP GROWTH          SMALLCAP AND
              FUND--                        PORTFOLIO--                   PORTFOLIO--          MIDCAP GROWTH--
          SERIES I SHARES                  CLASS O SHARES                CLASS O SHARES         CLASS O SHARES
---------------------------------- ----------------------------- ----------------------------- ---------------
          2008           2007           2008           2007           2008           2007          2008(F)
     --------------------------------------------------------------------------------------------------------------------



       $  (11,248)    $    3,637       $  (103)      $    (394)    $   (4,483)    $  (10,878)       $   (4)
           11,133          7,524           144          33,487         13,395        365,860            (4)
               --             --            --              --         23,510             --            --

         (601,541)        70,343        (6,820)         (6,110)      (393,087)        47,289           (92)
       ----------     ----------       -------       ---------     ----------     ----------        ------

         (601,656)        81,504        (6,779)         26,983       (360,665)       402,271          (100)
       ----------     ----------       -------       ---------     ----------     ----------        ------

          444,245        163,678            --              --            383        336,208         3,162
          (28,811)       (12,760)         (338)           (897)       (11,650)       (26,613)          (63)
           (4,055)          (396)           --              --        (23,077)          (592)           --
           20,820        675,559            --        (119,108)           (21)      (436,805)          517
          615,804      3,614,590            --              --        (46,938)        39,720            --
           (9,457)            --            --              --             --         (5,155)           --
       ----------     ----------       -------       ---------     ----------     ----------        ------
        1,038,546      4,440,671          (338)       (120,005)       (81,303)       (93,237)        3,616
       ----------     ----------       -------       ---------     ----------     ----------        ------


               --             --            --              --              7             (6)           --
       ----------     ----------       -------       ---------     ----------     ----------        ------
          436,890      4,522,175        (7,117)        (93,022)      (441,961)       309,028         3,516

        4,552,004         29,829        50,514         143,536      2,283,211      1,974,183            --
       ----------     ----------       -------       ---------     ----------     ----------        ------
       $4,988,894     $4,552,004       $43,397       $  50,514     $1,841,250     $2,283,211        $3,516
       ==========     ==========       =======       =========     ==========     ==========        ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)


                                                                       ALLIANCEBERNSTEIN                   ALLIANCEBERNSTEIN
                                                                       VPS INTERNATIONAL                   VPS SMALL/MID CAP
                                                                       VALUE PORTFOLIO--                   VALUE PORTFOLIO--
                                                                        CLASS A SHARES                      CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008             2007(D)           2008(G)            2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   5,447         $ (1,124)         $    440             $--
     Net realized gain (loss) on investments................         (3,308)            (734)              (10)             --
     Realized gain distribution received....................         39,751               --             7,643              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       (143,427)           4,294           (14,764)             --
                                                                  ---------         --------          --------             ---
       Net increase (decrease) in net assets resulting
          from operations...................................       (101,537)           2,436            (6,691)             --
                                                                  ---------         --------          --------             ---
  Contributions and (withdrawals):
     Payments received from policyowners....................        110,754           52,338             7,926              --
     Cost of insurance......................................         (6,503)          (4,131)             (700)             --
     Policyowners' surrenders...............................         (1,193)            (392)               --              --
     Net transfers from (to) Fixed Account..................         51,092           89,742            45,394              --
     Transfers between Investment Divisions.................         26,811          523,587            82,916              --
     Policyowners' death benefits...........................         (9,085)              --                --              --
                                                                  ---------         --------          --------             ---
       Net contributions and (withdrawals)..................        171,876          661,144           135,536              --
                                                                  ---------         --------          --------             ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --               --                --              --
                                                                  ---------         --------          --------             ---
          Increase (decrease) in net assets.................         70,339          663,580           128,845              --
NET ASSETS:
     Beginning of period....................................        663,580               --                --              --
                                                                  ---------         --------          --------             ---
     End of period..........................................      $ 733,919         $663,580          $128,845             $--
                                                                  =========         ========          ========             ===





                                                                        AMERICAN FUNDS                      AMERICAN FUNDS
                                                                         GROWTH-INCOME                       INTERNATIONAL
                                                                            FUND--                              FUND--
                                                                        CLASS 2 SHARES                      CLASS 2 SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008             2007(B)            2008             2007(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    19           $   392         $     1,914       $   19,105
     Net realized gain (loss) on investments................          (575)               (7)               (715)           3,813
     Realized gain distribution received....................         2,203               530             804,496           81,339
     Change in unrealized appreciation (depreciation)
       on investments.......................................        (5,590)           (1,894)         (1,167,035)          30,747
                                                                   -------           -------         -----------       ----------
       Net increase (decrease) in net assets resulting
          from operations...................................        (3,943)             (979)           (361,340)         135,004
                                                                   -------           -------         -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         8,027             3,754             439,027           27,129
     Cost of insurance......................................          (451)             (297)            (12,729)          (5,813)
     Policyowners' surrenders...............................            --                --                  --           (7,963)
     Net transfers from (to) Fixed Account..................         1,150             3,102             299,388        1,447,843
     Transfers between Investment Divisions.................        (2,322)           27,190           4,405,473           51,291
     Policyowners' death benefits...........................            --                --                  --               --
                                                                   -------           -------         -----------       ----------
       Net contributions and (withdrawals)..................         6,404            33,749           5,131,159        1,512,487
                                                                   -------           -------         -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                  --               (7)
                                                                   -------           -------         -----------       ----------
          Increase (decrease) in net assets.................         2,461            32,770           4,769,819        1,647,484
NET ASSETS:
     Beginning of period....................................        32,770                --           1,647,484               --
                                                                   -------           -------         -----------       ----------
     End of period..........................................       $35,231           $32,770         $ 6,417,303       $1,647,484
                                                                   =======           =======         ===========       ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                AMERICAN                   AMERICAN FUNDS                AMERICAN FUNDS
             CENTURY(R) VP                ASSET ALLOCATION                GLOBAL SMALL                 AMERICAN FUNDS
                VALUE--                        FUND--                   CAPITALIZATION--               GROWTH FUND--
                CLASS II                   CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008          2007(A)         2008          2007(A)         2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   23,542     $   12,673      $    903       $  3,055       $  (1,268)     $ 10,665      $   (1,577)      $    7,183
           (1,886)        11,068           (44)            82           1,614           650         (38,073)         (20,794)
          147,568         97,559        12,662          5,424          86,223        32,110         138,011           81,469

         (345,146)      (202,705)      (33,941)           351        (158,932)       38,429        (216,739)         (51,868)
       ----------     ----------      --------       --------       ---------      --------      ----------       ----------

         (175,922)       (81,405)      (20,420)         8,912         (72,363)       81,854        (118,378)          15,990
       ----------     ----------      --------       --------       ---------      --------      ----------       ----------

           87,456        181,755        21,943         19,589          52,436        47,708         147,762           25,331
           (8,950)       (14,432)       (1,351)        (1,456)         (3,319)       (3,473)         (5,489)          (3,388)
           (1,716)        (2,935)           --             --              --          (876)             --             (577)
            1,868        546,811       150,899        151,119         100,296       345,854           8,945          910,672
           21,609         57,814            --             --         162,010            --          (7,812)         380,726
               --         (1,833)           --             --              --            --              --               --
       ----------     ----------      --------       --------       ---------      --------      ----------       ----------
          100,267        767,180       171,491        169,252         311,423       389,213         143,406        1,312,764
       ----------     ----------      --------       --------       ---------      --------      ----------       ----------


               31             13            --             --               1            --               2               --
       ----------     ----------      --------       --------       ---------      --------      ----------       ----------
          (75,624)       685,788       151,071        178,164         239,061       471,067          25,030        1,328,754

        1,261,757        575,969       178,164             --         471,067            --       1,333,944            5,190
       ----------     ----------      --------       --------       ---------      --------      ----------       ----------
       $1,186,133     $1,261,757      $329,235       $178,164       $ 710,128      $471,067      $1,358,974       $1,333,944
       ==========     ==========      ========       ========       =========      ========      ==========       ==========






                                                                   DELAWARE VIP INTERNATIONAL            DREYFUS IP
              CVS CALVERT                      DAVIS                 VALUE EQUITY SERIES--          TECHNOLOGY GROWTH--
            SOCIAL BALANCED               VALUE PORTFOLIO                STANDARD CLASS                INITIAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008          2007(A)         2008           2007
     -----------------------------------------------------------------------------------------------------------------------



         $   (34)       $   304      $   (3,950)    $   16,887      $  6,759       $   6,034      $ (1,402)         $ (2,291)
              (9)           326         (55,683)        44,442        (3,281)         (1,736)        3,121            12,279
              --            874              --         75,773        27,988         136,377            --                --

            (999)        (1,059)       (168,795)       (75,021)      (92,287)       (122,761)      (84,875)           60,148
         -------        -------      ----------     ----------      --------       ---------      --------          --------

          (1,042)           445        (228,428)        62,081       (60,821)         17,914       (83,156)           70,136
         -------        -------      ----------     ----------      --------       ---------      --------          --------

              --             --         556,222        824,494        29,809          44,867        36,492           143,642
            (121)          (279)        (12,588)       (16,490)       (2,152)         (2,884)       (4,556)           (7,033)
              --         (6,753)             --             --          (848)             --            --              (851)
              --             --          33,567        608,985            --         342,843            --           113,196
              --             --        (457,572)        (3,577)           --              --        19,237             4,599
              --             --              --             --            --              --            --           (28,846)
         -------        -------      ----------     ----------      --------       ---------      --------          --------
            (121)        (7,032)        119,629      1,413,412        26,809         384,826        51,173           224,707
         -------        -------      ----------     ----------      --------       ---------      --------          --------


              --             --               2             --            --              --            --                --
         -------        -------      ----------     ----------      --------       ---------      --------          --------
          (1,163)        (6,587)       (108,797)     1,475,493       (34,012)        402,740       (31,983)          294,843

          15,546         22,133       1,933,567        458,074       402,740              --       671,133           376,290
         -------        -------      ----------     ----------      --------       ---------      --------          --------
         $14,383        $15,546      $1,824,770     $1,933,567      $368,728       $ 402,740      $639,150          $671,133
         =======        =======      ==========     ==========      ========       =========      ========          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)






                                                                          DREYFUS VIF                         DREYFUS VIF
                                                                     DEVELOPING LEADERS--                 EMERGING LEADERS--
                                                                        INITIAL SHARES                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   103          $     59             $--            $    (189)
     Net realized gain (loss) on investments................           (76)              793              --                5,151
     Realized gain distribution received....................           854             2,856              --                  169
     Change in unrealized appreciation (depreciation)
       on investments.......................................        (2,559)           (5,994)             --               (2,357)
                                                                   -------          --------             ---            ---------
       Net increase (decrease) in net assets resulting
          from operations...................................        (1,678)           (2,286)             --                2,774
                                                                   -------          --------             ---            ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --                --              --                4,649
     Cost of insurance......................................          (210)             (509)             --                 (963)
     Policyowners' surrenders...............................            --              (901)             --                   --
     Net transfers from (to) Fixed Account..................            --           (11,961)             --              124,016
     Transfers between Investment Divisions.................            --                --              --             (148,916)
     Policyowners' death benefits...........................            --                --              --                   --
                                                                   -------          --------             ---            ---------
       Net contributions and (withdrawals)..................          (210)          (13,371)             --              (21,214)
                                                                   -------          --------             ---            ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --              --                   --
                                                                   -------          --------             ---            ---------
          Increase (decrease) in net assets.................        (1,888)          (15,657)             --              (18,440)
NET ASSETS:
     Beginning of period....................................        18,873            34,530              --               18,440
                                                                   -------          --------             ---            ---------
     End of period..........................................       $16,985          $ 18,873             $--            $      --
                                                                   =======          ========             ===            =========






                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                FREEDOM 2010 PORTFOLIO--
                                                                         INITIAL CLASS                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (20,109)      $   135,589        $ (1,136)         $  7,383
     Net realized gain (loss) on investments................         (75,378)          225,825          (1,922)           11,216
     Realized gain distribution received....................           7,831           773,547           7,347             8,829
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,288,118)       (1,012,516)        (35,006)              941
                                                                 -----------       -----------        --------          --------
       Net increase (decrease) in net assets resulting
          from operations...................................      (1,375,774)          122,445         (30,717)           28,369
                                                                 -----------       -----------        --------          --------
  Contributions and (withdrawals):
     Payments received from policyowners....................         566,989         1,059,820         275,053           250,871
     Cost of insurance......................................         (50,638)          (80,638)         (5,335)           (6,872)
     Policyowners' surrenders...............................         (64,140)           (7,433)        (40,706)               --
     Net transfers from (to) Fixed Account..................         (26,218)         (917,669)         12,717           (79,909)
     Transfers between Investment Divisions.................        (392,995)          758,303          79,842            (1,078)
     Policyowners' death benefits...........................          (8,697)               --              --                --
                                                                 -----------       -----------        --------          --------
       Net contributions and (withdrawals)..................          24,301           812,383         321,571           163,012
                                                                 -----------       -----------        --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               9                (1)             --                --
                                                                 -----------       -----------        --------          --------
          Increase (decrease) in net assets.................      (1,351,464)          934,827         290,854           191,381
NET ASSETS:
     Beginning of period....................................       9,269,240         8,334,413         370,904           179,523
                                                                 -----------       -----------        --------          --------
     End of period..........................................     $ 7,917,776       $ 9,269,240        $661,758          $370,904
                                                                 ===========       ===========        ========          ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










               DWS DREMAN                    DWS GLOBAL                       DWS                     FIDELITY(R) VIP
       SMALL MID CAP VALUE VIP--        OPPORTUNITIES VIP--          SMALL CAP INDEX VIP--            CONTRAFUND(R)--
             CLASS A SHARES                CLASS A SHARES                CLASS A SHARES                INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008          2007(C)        2008(H)         2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   14,596     $     (128)      $   (10)         $--        $   202,315   $     91,420    $   (43,576)   $   121,452
           (9,532)          (231)           --           --           (578,136)     1,041,787       (407,463)       335,052
          419,299             --            --           --          1,510,836      1,229,389        505,426      5,071,408

         (541,219)        (2,356)         (872)          --         (2,605,198)    (2,657,066)    (3,271,053)    (2,838,489)
       ----------     ----------       -------          ---        -----------   ------------    -----------    -----------

         (116,856)        (2,715)         (882)          --         (1,470,183)      (294,470)    (3,216,666)     2,689,423
       ----------     ----------       -------          ---        -----------   ------------    -----------    -----------

               --          3,792            --           --            501,891        970,990      1,601,497      2,661,642
          (11,629)          (463)          (25)          --            (64,223)      (119,554)      (179,592)      (222,495)
               --             --            --           --                 --         (6,665)      (193,300)       (54,957)
            5,124         95,778            --           --             15,310    (10,293,148)       293,066        748,550
          (23,363)     1,123,517        12,398           --          3,074,846       (917,014)     6,697,637      2,302,045
               --             --            --           --               (397)       (49,641)            --        (17,054)
       ----------     ----------       -------          ---        -----------   ------------    -----------    -----------
          (29,868)     1,222,624        12,373           --          3,527,427    (10,415,032)     8,219,308      5,417,731
       ----------     ----------       -------          ---        -----------   ------------    -----------    -----------


               --             --            --           --                  9              2            211           (215)
       ----------     ----------       -------          ---        -----------   ------------    -----------    -----------
         (146,724)     1,219,909        11,491           --          2,057,253    (10,709,500)     5,002,853      8,106,939

        1,219,909             --            --           --         14,372,625     25,082,125     21,494,271     13,387,332
       ----------     ----------       -------          ---        -----------   ------------    -----------    -----------
       $1,073,185     $1,219,909       $11,491          $--        $16,429,878   $ 14,372,625    $26,497,124    $21,494,271
       ==========     ==========       =======          ===        ===========   ============    ===========    ===========






            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
        FREEDOM 2020 PORTFOLIO--      FREEDOM 2030 PORTFOLIO--              GROWTH--                    INDEX 500--
             INITIAL SHARES                INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (2,437)     $ 17,657       $ (1,862)      $  10,162     $   (7,980)    $   11,890     $   (73,142)   $ 1,003,934
           (9,675)        5,363         (1,160)         40,108         44,150         69,510         166,783      1,779,757
           23,481        23,222         17,885          24,125             --          3,323         319,440             --

         (112,128)      (14,354)       (87,627)         (9,868)      (454,677)       667,164      (4,738,112)    (1,282,767)
       ----------      --------       --------       ---------     ----------     ----------     -----------    -----------

         (100,759)       31,888        (72,764)         64,527       (418,507)       751,887      (4,325,031)     1,500,924
       ----------      --------       --------       ---------     ----------     ----------     -----------    -----------

          169,262       177,722        109,311          70,764        149,503        570,414       4,426,530      6,888,647
          (11,397)      (10,437)       (10,504)        (14,197)       (15,165)       (24,531)       (284,645)      (497,038)
               --          (481)            --          (3,557)       (13,013)        (3,353)        (39,498)       (33,436)
           96,141       247,536         25,958         540,151         15,351        132,677         299,812     (3,086,650)
          290,810       325,753        219,083        (244,501)      (227,806)            --       1,304,329        251,968
               --            --             --              --             --             --        (271,783)       (39,749)
       ----------      --------       --------       ---------     ----------     ----------     -----------    -----------
          544,816       740,093        343,848         348,660        (91,130)       675,207       5,434,745      3,483,742
       ----------      --------       --------       ---------     ----------     ----------     -----------    -----------


                1            (1)            --              --             16            (11)             28            (34)
       ----------      --------       --------       ---------     ----------     ----------     -----------    -----------
          444,058       771,980        271,084         413,187       (509,621)     1,427,083       1,109,742      4,984,632

          949,022       177,042        643,537         230,350      4,066,155      2,639,072      33,239,717     28,255,085
       ----------      --------       --------       ---------     ----------     ----------     -----------    -----------
       $1,393,080      $949,022       $914,621       $ 643,537     $3,556,534     $4,066,155     $34,349,459    $33,239,717
       ==========      ========       ========       =========     ==========     ==========     ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                    INVESTMENT GRADE BOND--                    MID-CAP--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  258,299        $  187,781        $   (22,153)      $   101,933
     Net realized gain (loss) on investments................        (10,185)          (37,228)          (123,161)          800,535
     Realized gain distribution received....................          5,278                --          3,254,283         1,777,300
     Change in unrealized appreciation (depreciation)
       on investments.......................................       (255,841)           69,653         (4,748,102)          306,951
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting
          from operations...................................         (2,449)          220,206         (1,639,133)        2,986,719
                                                                 ----------        ----------        -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        584,869         1,456,749          1,471,876         3,276,673
     Cost of insurance......................................        (69,729)         (107,981)          (186,397)         (324,935)
     Policyowners' surrenders...............................       (291,363)          (74,698)          (533,018)         (242,736)
     Net transfers from (to) Fixed Account..................         38,581           471,564             99,401           398,908
     Transfers between Investment Divisions.................         56,704           455,539           (215,843)       (1,125,222)
     Policyowners' death benefits...........................        (20,355)               --            (16,756)          (54,252)
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................        298,707         2,201,173            619,263         1,928,436
                                                                 ----------        ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (5)              (36)                66              (105)
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................        296,253         2,421,343         (1,019,804)        4,915,050
NET ASSETS:
     Beginning of period....................................      6,517,535         4,096,192         23,353,007        18,437,957
                                                                 ----------        ----------        -----------       -----------
     End of period..........................................     $6,813,788        $6,517,535        $22,333,203       $23,353,007
                                                                 ==========        ==========        ===========       ===========






                                                                          JANUS ASPEN                         JANUS ASPEN
                                                                    SERIES MID CAP GROWTH--            SERIES WORLDWIDE GROWTH--
                                                                     INSTITUTIONAL SHARES                INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    (8,840)      $  (14,549)       $    4,016        $    2,726
     Net realized gain (loss) on investments................         161,023          421,233             5,317            20,004
     Realized gain distribution received....................         450,133           35,244                --                --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,125,530)         796,882          (196,876)           58,831
                                                                 -----------       ----------        ----------        ----------
       Net increase (decrease) in net assets resulting
          from operations...................................        (523,214)       1,238,810          (187,543)           81,561
                                                                 -----------       ----------        ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         720,046        1,062,714            23,958            72,113
     Cost of insurance......................................         (47,133)         (68,279)          (13,650)          (25,550)
     Policyowners' surrenders...............................          (4,659)            (778)          (12,794)          (26,348)
     Net transfers from (to) Fixed Account..................           6,988           69,721               325            12,297
     Transfers between Investment Divisions.................         641,312          508,614                --            56,779
     Policyowners' death benefits...........................              --           (4,353)               --                --
                                                                 -----------       ----------        ----------        ----------
       Net contributions and (withdrawals)..................       1,316,554        1,567,639            (2,161)           89,291
                                                                 -----------       ----------        ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --               --                57               (49)
                                                                 -----------       ----------        ----------        ----------
          Increase (decrease) in net assets.................         793,340        2,806,449          (189,647)          170,803
NET ASSETS:
     Beginning of period....................................       7,997,672        5,191,223         1,045,841           875,038
                                                                 -----------       ----------        ----------        ----------
     End of period..........................................     $ 8,791,012       $7,997,672        $  856,194        $1,045,841
                                                                 ===========       ==========        ==========        ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









            FIDELITY(R) VIP            FIDELITY(R) VIP VALUE              JANUS ASPEN                   JANUS ASPEN
               OVERSEAS--                   STRATEGIES--               SERIES BALANCED--               SERIES FORTY--
             INITIAL CLASS                SERVICE CLASS 2             INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (29,851)   $   391,236     $    (821)     $    761      $   218,218    $   310,705    $   (6,853)    $   (1,161)
           (13,234)     1,413,895       (10,620)         (217)         112,078         68,635       136,107         85,425
         1,369,790        947,800        67,478        30,612        1,141,413             --            --             --

        (2,860,573)      (370,320)     (119,999)      (18,929)      (1,922,439)     1,030,773      (222,759)     1,684,401
       -----------    -----------     ---------      --------      -----------    -----------    ----------     ----------

        (1,533,868)     2,382,611       (63,962)       12,227         (450,730)     1,410,113       (93,505)     1,768,665
       -----------    -----------     ---------      --------      -----------    -----------    ----------     ----------

         1,259,312      2,599,856        37,521        67,634          467,647        985,153       435,255      1,199,484
          (114,999)      (196,993)       (4,118)       (5,997)        (217,682)      (389,725)      (34,369)       (45,386)
            (8,974)        (6,134)      (57,445)      (10,810)         (35,479)       (29,244)           --             --
            37,898     (2,538,698)          163        42,911          100,671        547,944       242,236        555,130
           950,877     (2,626,299)       15,458        71,187          179,015      1,256,905       605,511        (33,848)
                --             --            --            --          (12,741)       (22,535)           --             --
       -----------    -----------     ---------      --------      -----------    -----------    ----------     ----------
         2,124,114     (2,768,268)       (8,421)      164,925          481,431      2,348,498     1,248,633      1,675,380
       -----------    -----------     ---------      --------      -----------    -----------    ----------     ----------



                12             --            --            --              759         (1,671)           --             --
       -----------    -----------     ---------      --------      -----------    -----------    ----------     ----------
           590,258       (385,657)      (72,383)      177,152           31,460      3,756,940     1,155,128      3,444,045

        13,656,464     14,042,121       432,087       254,935       16,887,416     13,130,476     7,520,627      4,076,582
       -----------    -----------     ---------      --------      -----------    -----------    ----------     ----------
       $14,246,722    $13,656,464     $ 359,704      $432,087      $16,918,876    $16,887,416    $8,675,755     $7,520,627
       ===========    ===========     =========      ========      ===========    ===========    ==========     ==========





                                            LORD ABBETT
           LAZARD RETIREMENT               SERIES FUND--               LVIP BARON GROWTH                   MFS(R)
          INTERNATIONAL EQUITY             MID-CAP VALUE              OPPORTUNITIES FUND--        INVESTORS TRUST SERIES--
               PORTFOLIO                     PORTFOLIO                SERVICE CLASS SHARES             INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (6,547)    $   66,469     $   (22,796)   $     7,537    $   (4,883)    $   (6,007)     $  1,263       $  1,161
          (46,598)        (6,186)     (1,814,881)       345,950       (78,060)        12,671           742          1,580
               --        512,480              --      1,814,743            --        154,836        12,464          1,695

         (348,058)      (293,853)        589,943     (2,301,048)     (160,973)      (175,271)      (32,420)        14,901
       ----------     ----------     -----------    -----------    ----------     ----------      --------       --------

         (401,203)       278,910      (1,247,734)      (132,818)     (243,916)       (13,771)      (17,951)        19,337
       ----------     ----------     -----------    -----------    ----------     ----------      --------       --------

          265,063        506,230       1,266,020      2,876,661       213,805        785,770            --             --
          (37,124)       (47,112)        (94,887)      (218,408)      (13,517)       (19,565)       (1,815)        (3,668)
           (1,048)        (7,047)         (8,034)       (42,905)           --           (289)           --             --
            8,397         67,677         268,163     (1,349,274)        3,968      1,053,258            --             --
           72,685         (3,317)     (7,494,987)       362,074      (468,705)       164,181            --             --
               --             --              --           (204)           --             --            --             --
       ----------     ----------     -----------    -----------    ----------     ----------      --------       --------
          307,973        516,431      (6,063,725)     1,627,944      (264,449)     1,983,355        (1,815)        (3,668)
       ----------     ----------     -----------    -----------    ----------     ----------      --------       --------


               --             (3)             17             (1)           10             --            14            (11)
       ----------     ----------     -----------    -----------    ----------     ----------      --------       --------
          (93,230)       795,338      (7,311,442)     1,495,125      (508,355)     1,969,584       (19,752)        15,658

        3,086,388      2,291,050      13,567,467     12,072,342     2,829,165        859,581       209,704        194,046
       ----------     ----------     -----------    -----------    ----------     ----------      --------       --------
       $2,993,158     $3,086,388     $ 6,256,025    $13,567,467    $2,320,810     $2,829,165      $189,952       $209,704
       ==========     ==========     ===========    ===========    ==========     ==========      ========       ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                            MFS(R)                              MFS(R)
                                                                    NEW DISCOVERY SERIES--                UTILITIES SERIES--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (19)          $   (45)        $   17,713        $    4,637
     Net realized gain (loss) on investments................            (2)            1,100             19,280            33,446
     Realized gain distribution received....................         1,453             1,075            219,500            65,558
     Change in unrealized appreciation (depreciation)
       on investments.......................................        (2,145)           (1,382)          (275,222)          130,901
                                                                   -------           -------         ----------        ----------
       Net increase (decrease) in net assets resulting
          from operations...................................          (713)              748            (18,729)          234,542
                                                                   -------           -------         ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --                --            302,444           306,964
     Cost of insurance......................................          (105)             (178)           (16,872)          (19,706)
     Policyowners' surrenders...............................            --              (177)            (6,173)          (16,673)
     Net transfers from (to) Fixed Account..................            --            (6,825)            21,094             7,464
     Transfers between Investment Divisions.................            --                --            123,922           152,490
     Policyowners' death benefits...........................            --                --                 --              (171)
                                                                   -------           -------         ----------        ----------
       Net contributions and (withdrawals)..................          (105)           (7,180)           424,415           430,368
                                                                   -------           -------         ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                  3                (8)
                                                                   -------           -------         ----------        ----------
          Increase (decrease) in net assets.................          (818)           (6,432)           405,689           664,902
NET ASSETS:
     Beginning of period....................................         8,660            15,092          1,285,607           620,705
                                                                   -------           -------         ----------        ----------
     End of period..........................................       $ 7,842           $ 8,660         $1,691,296        $1,285,607
                                                                   =======           =======         ==========        ==========





                                                                             PIMCO                               PIMCO
                                                                        LOW DURATION--                       REAL RETURN--
                                                                        ADMINISTRATIVE                      ADMINISTRATIVE
                                                                         CLASS SHARES                        CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   11,398         $ 15,098         $   90,739        $  155,381
     Net realized gain (loss) on investments................            177              388             18,823           (77,247)
     Realized gain distribution received....................             --               --                 --            11,107
     Change in unrealized appreciation (depreciation)
       on investments.......................................        (12,206)          10,318             89,066           315,800
                                                                 ----------         --------         ----------        ----------
       Net increase (decrease) in net assets resulting
          from operations...................................           (631)          25,804            198,628           405,041
                                                                 ----------         --------         ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        205,557          117,390            856,846         1,888,903
     Cost of insurance......................................         (6,813)          (6,775)           (29,273)          (37,607)
     Policyowners' surrenders...............................           (876)          (5,476)          (126,344)           (1,542)
     Net transfers from (to) Fixed Account..................        404,546            3,995             23,880           (77,673)
     Transfers between Investment Divisions.................        101,420           16,089            418,106           (10,890)
     Policyowners' death benefits...........................             --               --                 --                --
                                                                 ----------         --------         ----------        ----------
       Net contributions and (withdrawals)..................        703,834          125,223          1,143,215         1,761,191
                                                                 ----------         --------         ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --               --                 (2)               (4)
                                                                 ----------         --------         ----------        ----------
          Increase (decrease) in net assets.................        703,203          151,027          1,341,841         2,166,228
NET ASSETS:
     Beginning of period....................................        415,523          264,496          4,878,359         2,712,131
                                                                 ----------         --------         ----------        ----------
     End of period..........................................     $1,118,726         $415,523         $6,220,200        $4,878,359
                                                                 ==========         ========         ==========        ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                                                                      NEUBERGER BERMAN
           MORGAN STANLEY UIF            MORGAN STANLEY UIF            MORGAN STANLEY UIF               AMT PARTNERS
        EMERGING MARKETS DEBT--      EMERGING MARKETS EQUITY--         U.S. REAL ESTATE--               PORTFOLIO--
                CLASS I                       CLASS I                       CLASS I                       CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007          2008(F)         2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (2,343)     $ 39,221      $   (17,102)   $   (2,447)    $   (29,747)   $    79,613     $    (113)        $--
            1,331        (1,708)         315,811       252,226         (72,022)       599,813            28          --
               --        17,667               --       579,373              --        939,199            --          --

          (18,410)      (21,423)      (1,677,303)    1,112,724        (769,098)    (3,980,199)      (13,015)         --
       ----------      --------      -----------    ----------     -----------    -----------     ---------         ---

          (19,422)       33,757       (1,378,594)    1,941,876        (870,867)    (2,361,574)      (13,100)         --
       ----------      --------      -----------    ----------     -----------    -----------     ---------         ---

          300,427       313,235          606,218     1,299,856         784,346      1,436,173         3,189          --
           (8,925)      (10,158)         (43,269)      (62,009)        (53,490)       (65,582)         (814)         --
           (9,704)       (4,784)        (589,362)       (7,837)        (73,741)        (7,768)           --          --
            4,380        83,218           44,562     1,032,782          23,525      6,361,776        32,886          --
          300,827         8,667           19,129       920,478       3,703,542        895,678       229,187          --
               --            --               --          (597)        (67,766)        (9,810)           --          --
       ----------      --------      -----------    ----------     -----------    -----------     ---------         ---
          587,005       390,178           37,278     3,182,673       4,316,416      8,610,467       264,448          --
       ----------      --------      -----------    ----------     -----------    -----------     ---------         ---


                1            (4)              79           (99)              4             40            --          --
       ----------      --------      -----------    ----------     -----------    -----------     ---------         ---
          567,584       423,931       (1,341,237)    5,124,450       3,445,553      6,248,933       251,348          --

          732,614       308,683        8,610,512     3,486,062      11,865,497      5,616,564            --          --
       ----------      --------      -----------    ----------     -----------    -----------     ---------         ---
       $1,300,198      $732,614      $ 7,269,275    $8,610,512     $15,311,050    $11,865,497     $251, 348         $--
       ==========      ========      ===========    ==========     ===========    ===========     =========         ===





                 PIMCO                         PIMCO
             TOTAL RETURN--              U.S. GOVERNMENT--                   ROYCE                         ROYCE
             ADMINISTRATIVE                ADMINISTRATIVE            MICRO-CAP PORTFOLIO--         SMALL-CAP PORTFOLIO--
              CLASS SHARES                  CLASS SHARES                INVESTMENT CLASS              INVESTMENT CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   555,914    $   889,601     $  1,084       $   1,781     $   (7,759)    $   42,660     $   (8,921)    $  (10,004)
           118,433       (202,042)          47          (5,090)       (51,009)       105,188        (16,778)        12,775
                --             --           --              --             --        314,497             --        171,318

          (250,053)     1,114,403         (356)         11,978       (213,685)      (360,610)       108,821       (341,247)
       -----------    -----------     --------       ---------     ----------     ----------     ----------     ----------

           424,294      1,801,962          775           8,669       (272,453)       101,735         83,122       (167,158)
       -----------    -----------     --------       ---------     ----------     ----------     ----------     ----------

         3,395,241      6,305,111       16,893           4,288        344,352        518,796        345,930        601,929
          (219,739)      (288,552)        (682)         (1,002)       (30,040)       (47,405)       (30,549)       (35,957)
           (11,191)       (31,134)          --              --       (332,232)       (21,233)        (8,534)       (19,175)
           148,451      5,450,410       21,374        (557,277)        97,883      1,001,917         64,118        957,055
         1,640,049     (3,244,199)      21,461           8,503        (37,665)        36,481        (13,851)       914,456
                --        (16,102)          --              --             --        (10,490)            --           (284)
       -----------    -----------     --------       ---------     ----------     ----------     ----------     ----------
         4,952,811      8,175,534       59,046        (545,488)        42,298      1,478,066        357,114      2,418,024
       -----------    -----------     --------       ---------     ----------     ----------     ----------     ----------

                --             --           --              --             18            (14)            --             --
       -----------    -----------     --------       ---------     ----------     ----------     ----------     ----------
         5,377,105      9,977,496       59,821        (536,819)      (230,137)     1,579,787        440,236      2,250,866

        24,412,513     14,435,017       42,581         579,400      3,706,767      2,126,980      3,796,572      1,545,706
       -----------    -----------     --------       ---------     ----------     ----------     ----------     ----------
       $29,789,618    $24,412,513     $102,402       $  42,581     $3,476,630     $3,706,767     $4,236,808     $3,796,572
       ===========    ===========     ========       =========     ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                         T. ROWE PRICE                       T. ROWE PRICE
                                                                       BLUE CHIP GROWTH                      EQUITY INCOME
                                                                           PORTFOLIO                           PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (18,949)      $     1,975       $   182,415       $   279,121
     Net realized gain (loss) on investments................         140,066           650,304           (47,010)          671,166
     Realized gain distribution received....................              --                --           623,061         1,310,707
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,123,665)          231,054        (4,070,376)       (1,931,299)
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (1,002,548)          883,333        (3,311,910)          329,695
                                                                 -----------       -----------       -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         807,211         1,327,964         3,268,446         5,247,415
     Cost of insurance......................................         (98,730)         (160,190)         (192,426)         (329,326)
     Policyowners' surrenders...............................         (10,023)          (20,427)         (863,287)         (112,180)
     Net transfers from (to) Fixed Account..................          11,747        (1,113,465)          293,089           574,090
     Transfers between Investment Divisions.................         474,602           605,350        (1,468,925)        2,806,604
     Policyowners' death benefits...........................              --            (9,074)               --           (50,161)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       1,184,807           630,158         1,036,897         8,136,442
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                (3)              282               (61)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         182,259         1,513,488        (2,274,731)        8,466,076
NET ASSETS:
     Beginning of period....................................       8,876,726         7,363,238        23,688,006        15,221,930
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 9,058,985       $ 8,876,726       $21,413,275       $23,688,006
                                                                 ===========       ===========       ===========       ===========





                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                       PERSONAL STRATEGY                   ABSOLUTE RETURN--
                                                                      BALANCED PORTFOLIO                 INITIAL CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   135,503      $    234,324        $   (413)         $    527
     Net realized gain (loss) on investments................        (134,993)        1,427,317              77               620
     Realized gain distribution received....................          80,023         1,242,621           9,188             6,351
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (1,122,472)       (1,682,804)         (8,114)              361
                                                                 -----------      ------------        --------          --------
       Net increase (decrease) in net assets resulting
          from operations...................................      (1,041,939)        1,221,458             738             7,859
                                                                 -----------      ------------        --------          --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       1,473,978         2,448,321          20,068            41,155
     Cost of insurance......................................        (117,478)         (190,657)         (1,030)           (1,966)
     Policyowners' surrenders...............................          (5,908)          (54,215)             --              (812)
     Net transfers from (to) Fixed Account..................          31,144       (10,002,331)             --            16,283
     Transfers between Investment Divisions.................       1,893,179           669,474              --                --
     Policyowners' death benefits...........................         (85,305)               --              --                --
                                                                 -----------      ------------        --------          --------
       Net contributions and (withdrawals)..................       3,189,610        (7,129,408)         19,038            54,660
                                                                 -----------      ------------        --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                --              --                --
                                                                 -----------      ------------        --------          --------
          Increase (decrease) in net assets.................       2,147,671        (5,907,950)         19,776            62,519
NET ASSETS:
     Beginning of period....................................      13,558,482        19,466,432         306,411           243,892
                                                                 -----------      ------------        --------          --------
     End of period..........................................     $15,706,153      $ 13,558,482        $326,187          $306,411
                                                                 ===========      ============        ========          ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.
(f) For the period January 2008 (Commencement of Investments) through June 2008.
(g) For the period March 2008 (Commencement of Investments) through June 2008.
(h) For the period May 2008 (Commencement of Investments) through June 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I










             T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
               INDEX 500                INTERNATIONAL STOCK            LIMITED-TERM BOND             NEW AMERICA GROWTH
               PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



        $  2,732       $  4,570      $   (3,684)    $   22,745     $   34,515     $   46,563     $   (5,740)    $   (6,497)
             572          3,508          19,217         31,394          5,202          3,436        (31,451)        82,639
              --             --              --        236,089             --             --             --        219,632

         (63,922)         8,346        (253,546)       (95,152)        (8,040)        11,238       (129,825)      (110,880)
        --------       --------      ----------     ----------     ----------     ----------     ----------     ----------

         (60,618)        16,424        (238,013)       195,076         31,677         61,237       (167,016)       184,894
        --------       --------      ----------     ----------     ----------     ----------     ----------     ----------

          78,460         19,458         102,577        452,693        450,268        485,864        373,562        305,585
          (8,480)        (9,669)        (24,584)       (40,341)       (17,234)       (20,762)       (21,278)       (23,052)
            (969)        (7,638)             --           (372)        (3,293)       (15,507)      (294,029)          (104)
          22,358             --          37,570        173,395         39,557       (131,317)        10,161       (292,968)
             635         75,886        (289,109)        97,392        (68,567)       376,930       (115,825)     1,434,944
              --             --          (5,403)        (9,996)            --         (4,859)        (9,351)        (3,394)
        --------       --------      ----------     ----------     ----------     ----------     ----------     ----------
          92,004         78,037        (178,949)       672,771        400,731        690,349        (56,760)     1,421,011
        --------       --------      ----------     ----------     ----------     ----------     ----------     ----------

              --             --              38            (29)            (1)            (3)             4            (22)
        --------       --------      ----------     ----------     ----------     ----------     ----------     ----------
          31,386         94,461        (416,924)       867,818        432,407        751,583       (223,772)     1,605,883

         441,795        347,334       2,149,235      1,281,417      1,725,156        973,573      2,912,258      1,306,375
        --------       --------      ----------     ----------     ----------     ----------     ----------     ----------
        $473,181       $441,795      $1,732,311     $2,149,235     $2,157,563     $1,725,156     $2,688,486     $2,912,258
        ========       ========      ==========     ==========     ==========     ==========     ==========     ==========





              VAN ECK WIT
               WORLDWIDE
              BOND FUND--
          INITIAL CLASS SHARES
     -----------------------------
          2008          2007(E)
     -----------------------------



          $ 12           $ --
            --             --
            --             --

            (6)             4
          ----           ----

             6              4
          ----           ----



            --             --
           (10)            (3)
            --             --
            --            141
            --             --
            --             --
          ----           ----

           (10)           138
          ----           ----




            --             --
          ----           ----
            (4)           142

           142             --
          ----           ----
          $138           $142
          ====           ====





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), and CorpExec VUL V policies (CESVUL5) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, the Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
Alger American Capital Appreciation Portfolio--Class O Shares(2) Alger American SmallCap Growth Portfolio--Class O Shares(3)
Alger American SmallCap and MidCap Growth--Class O Shares AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Janus Aspen Series Forty--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
MFS(R) Values Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Mid-Cap Value--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
Oppenheimer Core Bond Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares
Van Eck Worldwide Hard Assets--Initial Class Shares
Van Eck WIT Worldwide Bond Fund--Initial Class Shares

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Capital Appreciation Portfolio--Class O Shares, Alger American SmallCap Portfolios--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: Fidelity(R) VIP Value Leaders--Initial Class, MFS(R) Values Series--Initial Class, Morgan Stanley UIF U.S. Mid-Cap Value--Class I, Oppenheimer Capital Appreciation Fund/VA Non-Service Shares, Oppenheimer Core Bond Fund/VA Non-Service Shares and Van Eck Worldwide Hard Assets--Initial Class.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) Formerly Alger American Leveraged AllCap--Class O Shares

(3) Formerly Alger American Small Capitalization--Class O Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At June 30, 2008, the investments of CSVUL Separate Account-I are as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          128                780           162,133             4,629

Identified cost........       $1,740            $20,130          $162,132           $90,030







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,240               690             5,159             5,715

Identified cost........       $54,603           $10,723           $58,566          $155,591



Investment activity for the six months ended June 30, 2008, was as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............        $163             $6,629            $57,209            $381

Proceeds from sales....          82              5,184             29,606             691








                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 1,991           $2,602             $180             $ 2,655

Proceeds from sales....        10,546            2,674              339              12,235



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             49                61                130              1,908            13,025             3,656               9

           $605              $578             $1,424            $19,904          $182,125           $56,903            $101





                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


             450               446               --                 62               168                1                 66

          $5,114            $8,759              $--             $1,701            $5,511              $31             $2,003








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            $64              $228              $157             $5,454           $182,639           $ 4,143             $--

              4               155                79              1,435                675            10,990               4






                                                                                                     ALGER             ALGER
                                                               AIM V.I.          AIM V.I.          AMERICAN          AMERICAN
        MAINSTAY VP                                           GLOBAL REAL      INTERNATIONAL        CAPITAL          SMALLCAP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP      ESTATE FUND--     GROWTH FUND--     APPRECIATION         GROWTH
         GROWTH--       TOTAL RETURN--        VALUE--          SERIES I          SERIES I         PORTFOLIO--       PORTFOLIO--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES        CLASS O SHARES    CLASS O SHARES
      --------------------------------------------------------------------------------------------------------------------------


           $515             $  535           $ 40,403            $173             $1,196              $--               $28

            280              4,391            186,603              43                175               --                91

--------------------------------------------------------------------------------








                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Number of shares.......          --                36                 9                212

Identified cost........         $ 4              $873              $144             $1,676






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Number of shares.......          32                67                 1                100

Identified cost........        $580              $630               $23             $1,617







                                             ALLIANCEBERN-     ALLIANCEBERN-
                               ALGER             STEIN             STEIN
                             AMERICAN             VPS          VPS SMALL/MID
                             SMALLCAP        INTERNATIONAL          CAP            AMERICAN
                            AND MIDCAP           VALUE             VALUE         CENTURY(R) VP
                             GROWTH--         PORTFOLIO--       PORTFOLIO--         VALUE--
                          CLASS O SHARES    CLASS A SHARES    CLASS A SHARES       CLASS II
                          --------------------------------------------------------------------


Purchases..............         $ 4              $238              $144              $278

Proceeds from sales....          --                21                 1                12






                           DELAWARE VIP
                           INTERNATIONAL      DREYFUS IP        DREYFUS VIF       DWS DREMAN
                           VALUE EQUITY       TECHNOLOGY        DEVELOPING       SMALL MID CAP
                             SERIES--          GROWTH--          LEADERS--        VALUE VIP--
                          STANDARD CLASS    INITIAL SHARES    INITIAL SHARES    CLASS A SHARES
                          --------------------------------------------------------------------


Purchases..............         $62               $68               $ 1              $447

Proceeds from sales....           4                18                --                42



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


             20                 34                  25                1                337                 8

           $361               $826              $1,627              $43             $7,552               $16





         DAVIS VALUE
          PORTFOLIO
      ----------------


              141

           $2,017







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


              1                1,388              1,108              388               59                 122

            $12              $20,225            $32,465           $9,935             $691              $1,512



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


              79

            $993








      AMERICAN FUNDS                                             AMERICAN          AMERICAN
           ASSET         AMERICAN FUNDS        AMERICAN            FUNDS             FUNDS
        ALLOCATION        GLOBAL SMALL           FUNDS         GROWTH-INCOME     INTERNATIONAL       CVS CALVERT
          FUND--        CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--             SOCIAL
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES        BALANCED
      ------------------------------------------------------------------------------------------------------------


           $185               $439               $585               $14             $5,951               $--

              2                 47                306                 5                 15                --





         DAVIS VALUE
          PORTFOLIO
      ----------------


            $641

             534







                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
        DWS GLOBAL             DWS                VIP               VIP               VIP          FIDELITY(R) VIP
       OPPORTUNITIES     SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010       FREEDOM 2020
           VIP--              VIP--            FUND(R)--         INCOME--         PORTFOLIO--        PORTFOLIO--
      CLASS A SHARES     CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


            $12              $8,475             $10,436            $741              $382               $825

             --               3,240               1,808             729                55                261



       FIDELITY(R) VIP
        FREEDOM 2030
         PORTFOLIO--
       INITIAL SHARES
      ----------------


            $388

              34

--------------------------------------------------------------------------------









                                                FIDELITY(R)      FIDELITY(R) VIP
                           FIDELITY(R) VIP          VIP            INVESTMENT        FIDELITY(R) VIP
                              GROWTH--          INDEX 500--       GRADE BOND--          MID-CAP--
                            INITIAL CLASS      INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
                          --------------------------------------------------------------------------


Number of shares.......            88                 240               556                  782

Identified cost........        $3,160             $36,358            $6,966              $25,252






                             LORD ABBETT        LVIP BARON
                            SERIES FUND--         GROWTH                                 MFS(R)
                               MID-CAP         OPPORTUNITIES    MFS(R) INVESTORS      NEW DISCOVERY
                                VALUE          FUND--SERVICE     TRUST SERIES--         SERIES--
                              PORTFOLIO        CLASS SHARES       INITIAL CLASS       INITIAL CLASS
                          --------------------------------------------------------------------------


Number of shares.......           381                 86                 9                  1

Identified cost........        $7,774             $2,601              $155                 $9










                                                FIDELITY(R)      FIDELITY(R) VIP
                           FIDELITY(R) VIP          VIP            INVESTMENT        FIDELITY(R) VIP
                              GROWTH--          INDEX 500--       GRADE BOND--          MID-CAP--
                            INITIAL CLASS      INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
                          --------------------------------------------------------------------------


Purchases..............         $191              $7,084             $1,108              $5,933

Proceeds from sales....          286               1,398                545               2,099






                             LORD ABBETT        LVIP BARON
                            SERIES FUND--         GROWTH                                 MFS(R)
                               MID-CAP         OPPORTUNITIES    MFS(R) INVESTORS      NEW DISCOVERY
                                VALUE          FUND--SERVICE     TRUST SERIES--         SERIES--
                              PORTFOLIO        CLASS SHARES       INITIAL CLASS       INITIAL CLASS
                          --------------------------------------------------------------------------


Purchases..............        $1,784              $456                $14                 $ 1

Proceeds from sales....         7,870               724                  2                  --



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                            FIDELITY(R)                                           JANUS ASPEN        JANUS ASPEN
                                VIP           JANUS ASPEN                           SERIES             SERIES
                               VALUE            SERIES          JANUS ASPEN         MID CAP           WORLDWIDE
       FIDELITY(R) VIP     STRATEGIES--       BALANCED--      SERIES FORTY--       GROWTH--           GROWTH--
         OVERSEAS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
        INITIAL CLASS            2              SHARES            SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


               704               41                 629              212               246                30

           $15,839             $489             $16,110           $6,970            $8,520              $878


           LAZARD
         RETIREMENT
        INTERNATIONAL
           EQUITY
          PORTFOLIO
      ----------------


              256

           $3,553




                                                                                   NEUBERGER
                                            MORGAN STANLEY                          BERMAN              PIMCO
           MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY          AMT                LOW
          UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL       PARTNERS          DURATION--
          SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--         PORTFOLIO--      ADMINISTRATIVE
        INITIAL CLASS         CLASS I           CLASS I           CLASS I           CLASS I         CLASS SHARES
      ------------------------------------------------------------------------------------------------------------


               59                155               355                725              13                 109

           $1,752             $1,340            $6,775            $19,093            $264              $1,117



            PIMCO
        REAL RETURN--
       ADMINISTRATIVE
        CLASS SHARES
      ----------------


              481

           $5,936








                            FIDELITY(R)                                           JANUS ASPEN        JANUS ASPEN
                                VIP           JANUS ASPEN                           SERIES             SERIES
                               VALUE            SERIES          JANUS ASPEN         MID CAP           WORLDWIDE
       FIDELITY(R) VIP     STRATEGIES--       BALANCED--      SERIES FORTY--       GROWTH--           GROWTH--
         OVERSEAS--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
        INITIAL CLASS            2              SHARES            SHARES            SHARES             SHARES
      ------------------------------------------------------------------------------------------------------------


           $3,859              $120             $2,497            $1,791            $2,489               $27

              406                62                665               548               733                27


           LAZARD
         RETIREMENT
        INTERNATIONAL
           EQUITY
          PORTFOLIO
      ----------------


            $551

             264




                                                                                   NEUBERGER
                                            MORGAN STANLEY                          BERMAN              PIMCO
           MFS(R)         MORGAN STANLEY     UIF EMERGING     MORGAN STANLEY          AMT                LOW
          UTILITIES        UIF EMERGING         MARKETS        UIF U.S. REAL       PARTNERS          DURATION--
          SERIES--        MARKETS DEBT--       EQUITY--          ESTATE--         PORTFOLIO--      ADMINISTRATIVE
        INITIAL CLASS         CLASS I           CLASS I           CLASS I           CLASS I         CLASS SHARES
      ------------------------------------------------------------------------------------------------------------


            $762               $680              $969             $5,032             $265               $719

             100                 87               955                743                1                  5



            PIMCO
        REAL RETURN--
       ADMINISTRATIVE
        CLASS SHARES
      ----------------


           $1,590

              358

--------------------------------------------------------------------------------







                                                   PIMCO              ROYCE               ROYCE
                                PIMCO              U.S.             MICRO-CAP           SMALL-CAP
                           TOTAL RETURN--      GOVERNMENT--        PORTFOLIO--         PORTFOLIO--
                           ADMINISTRATIVE     ADMINISTRATIVE       INVESTMENT          INVESTMENT
                            CLASS SHARES       CLASS SHARES           CLASS               CLASS
                          --------------------------------------------------------------------------


Number of shares.......          2,828                9                 277                 417

Identified cost........        $28,974             $100              $3,921              $4,401





                               VAN ECK
                              WORLDWIDE         VAN ECK WIT
                              ABSOLUTE        WORLDWIDE BOND
                              RETURN--            FUND--
                            INITIAL CLASS      INITIAL CLASS
                               SHARES             SHARES
                          ----------------------------------


Number of shares.......           31                 --

Identified cost........         $324                $--








                                                   PIMCO              ROYCE               ROYCE
                                PIMCO              U.S.             MICRO-CAP           SMALL-CAP
                           TOTAL RETURN--      GOVERNMENT--        PORTFOLIO--         PORTFOLIO--
                           ADMINISTRATIVE     ADMINISTRATIVE       INVESTMENT          INVESTMENT
                            CLASS SHARES       CLASS SHARES           CLASS               CLASS
                          --------------------------------------------------------------------------


Purchases..............        $7,454               $61               $598                $630

Proceeds from sales....         1,998                 1                570                 284





                               VAN ECK
                              WORLDWIDE         VAN ECK WIT
                              ABSOLUTE        WORLDWIDE BOND
                              RETURN--            FUND--
                            INITIAL CLASS      INITIAL CLASS
                               SHARES             SHARES
                          ----------------------------------


Purchases..............          $30                $--

Proceeds from sales....            2                 --



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







       T. ROWE PRICE                                           T. ROWE PRICE
         BLUE CHIP        T. ROWE PRICE      T. ROWE PRICE     INTERNATIONAL     T. ROWE PRICE      T. ROWE PRICE
          GROWTH          EQUITY INCOME        INDEX 500           STOCK         LIMITED-TERM        NEW AMERICA
         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO      BOND PORTFOLIO    GROWTH PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


             858               1,087               49                109               435                128

          $9,166             $26,021             $518             $1,875            $2,144             $2,865

        T. ROWE PRICE
          PERSONAL
          STRATEGY
          BALANCED
          PORTFOLIO
      ----------------


               915

           $17,691







       T. ROWE PRICE                                           T. ROWE PRICE
         BLUE CHIP        T. ROWE PRICE      T. ROWE PRICE     INTERNATIONAL     T. ROWE PRICE      T. ROWE PRICE
          GROWTH          EQUITY INCOME        INDEX 500           STOCK         LIMITED-TERM        NEW AMERICA
         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO      BOND PORTFOLIO    GROWTH PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


          $2,301             $5,188              $104              $157              $665               $795

           1,165              3,377                 9               340               230                858

        T. ROWE PRICE
          PERSONAL
          STRATEGY
          BALANCED
          PORTFOLIO
      ----------------


           $5,267

            1,886

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:




                                                   MAINSTAY VP
                             MAINSTAY VP             CAPITAL             MAINSTAY VP
                               BOND--            APPRECIATION--             CASH
                            INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --         --        215          --       5,604      1,714
Units redeemed.........     --        (70)        (7)       (790)        (86)    (2,166)
                            --        ---        ---        ----      ------    -------
  Net increase
     (decrease)........     --        (70)       208        (790)      5,518       (452)
                            ==        ===        ===        ====      ======    =======

SERIES II POLICIES
Units issued...........     --         --         --          --          --        481
Units redeemed.........     --         --         --          --         (17)      (405)
                            --        ---        ---        ----      ------    -------
  Net increase
     (decrease)........     --         --         --          --         (17)        76
                            ==        ===        ===        ====      ======    =======

SERIES III POLICIES
Units issued...........     13         44         --         229      24,146     83,797
Units redeemed.........     (5)        (7)       (63)         (5)     (8,309)   (16,009)
                            --        ---        ---        ----      ------    -------
  Net increase
     (decrease)........      8         37        (63)        224      15,837     67,788
                            ==        ===        ===        ====      ======    =======







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT            INCOME &
                          CORPORATE BOND--          EQUITY--              GROWTH--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --          2         172         1         --         --
Units redeemed.........     (2)        (1)        (27)       (1)        --         --
                           ---        ---       -----       ---         --        ---
  Net increase
     (decrease)........     (2)         1         145        --         --         --
                           ===        ===       =====       ===         ==        ===

SERIES II POLICIES
Units issued...........     --          3       9,675        --         --         --
Units redeemed.........     (7)        --          (4)       --         --         --
                           ---        ---       -----       ---         --        ---
  Net increase
     (decrease)........     (7)         3       9,671        --         --         --
                           ===        ===       =====       ===         ==        ===

SERIES III POLICIES
Units issued...........    337        679       1,563        --         --         --
Units redeemed.........     (9)        (7)         (1)      (13)        --        (74)
                           ---        ---       -----       ---         --        ---
  Net increase
     (decrease)........    328        672       1,562       (13)        --        (74)
                           ===        ===       =====       ===         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through June 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through June 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through June 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008     2007(G)      2008       2007
      ------------------------------------------------------------------------------------


          1          5         --         --         --         --         --           --
         (3)        (6)        --         --         --         --         (2)          --
        ---        ---         --         --         --        ---         --           --
         (2)        (1)        --         --         --         --         (2)          --
        ===        ===         ==         ==         ==        ===         ==           ==


         --          1         --          1         --          8         --           --
        (21)       (30)        --         --         (8)        --         --           --
        ---        ---         --         --         --        ---         --           --
        (21)       (29)        --          1         (8)         8         --           --
        ===        ===         ==         ==         ==        ===         ==           ==


         16         51          4         12         18         24         13           74
         (1)        (1)        --         (4)        (5)       (18)        (4)          (1)
        ---        ---         --         --         --        ---         --           --
         15         50          4          8         13          6          9           73
        ===        ===         ==         ==         ==        ===         ==           ==







          MAINSTAY VP
         INTERNATIONAL          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           EQUITY--         LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008     2007(G)
      ------------------------------------------------------------------------------------


          --           2       --         --          --        --         --           --
        (111)     (1,392)      --         (1)         --        --         --           --
        ----      ------       --         --        ----       ---        ---         ----
        (111)     (1,390)      --         (1)         --        --         --           --
        ====      ======       ==         ==        ====       ===        ===         ====


          --           8       --         --          --        --         --           16
         (19)         (7)      --         (6)         (8)      (11)       (16)          --
        ----      ------       --         --        ----       ---        ---         ----
         (19)          1       --         (6)         (8)      (11)       (16)          16
        ====      ======       ==         ==        ====       ===        ===         ====


          92         307       --         --          11       135         28           86
        (368)        (15)      --         (1)       (552)      (61)       (25)        (119)
        ----      ------       --         --        ----       ---        ---         ----
        (276)        292       --         (1)       (541)       74          3          (33)
        ====      ======       ==         ==        ====       ===        ===         ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                            MID CAP VALUE--       S&P 500 INDEX--     SMALL CAP GROWTH--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --           2      1,710        --         --
Units redeemed.........      --         --        (251)      (343)       --         --
                            ---        ---        ----      -----        --         --
  Net increase
     (decrease)........      --         --        (249)     1,367        --         --
                            ===        ===        ====      =====        ==         ==

SERIES II POLICIES
Units issued...........      --         --          --          3        --         --
Units redeemed.........     (17)       (24)         --         --        --         --
                            ---        ---        ----      -----        --         --
  Net increase
     (decrease)........     (17)       (24)         --          3        --         --
                            ===        ===        ====      =====        ==         ==

SERIES III POLICIES
Units issued...........      12         23          43        109        27         12
Units redeemed.........      --         --        (504)       (95)       (2)        (6)
                            ---        ---        ----      -----        --         --
  Net increase
     (decrease)........      12         23        (461)        14        25          6
                            ===        ===        ====      =====        ==         ==







                            ALGER AMERICAN
                                CAPITAL           ALGER AMERICAN              ALGER AMERICAN
                             APPRECIATION         SMALLCAP GROWTH              SMALLCAP AND
                              PORTFOLIO--           PORTFOLIO--              MIDCAP GROWTH--
                            CLASS O SHARES        CLASS O SHARES              CLASS O SHARES
                          ------------------    ------------------           ---------------
                            2008       2007       2008       2007                2008(H)
                          ------------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         (2)        --                    --
                             --         --         --        ---                    --
  Net increase
     (decrease)........      --         --         (2)        --                    --
                             ==         ==         ==        ===                    ==

SERIES II POLICIES
Units issued...........      --         --         --         --                    --
Units redeemed.........      --         --         --         --                    --
                             --         --         --        ---                    --
  Net increase
     (decrease)........      --         --         --         --                    --
                             ==         ==         ==        ===                    ==

SERIES III POLICIES
Units issued...........      --         --         --         21                    --
Units redeemed.........      --         (7)        (4)       (23)                   --
                             --         --         --        ---                    --
  Net increase
     (decrease)........      --         (7)        (4)        (2)                   --
                             ==         ==         ==        ===                    ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through June 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through June 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through June 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                       AIM V.I.              AIM V.I.
          MAINSTAY VP           MAINSTAY VP           GLOBAL REAL          INTERNATIONAL
        TOTAL RETURN--            VALUE--            ESTATE FUND--         GROWTH FUND--
         INITIAL CLASS         INITIAL CLASS        SERIES I SHARES       SERIES I SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          --       831           --       77         --          --        --         --
        (364)      (13)        (331)      (5)        --          --        --         --
        ----       ---       ------      ---         --        ----        --        ---
        (364)      818         (331)      72         --          --        --         --
        ====       ===       ======      ===         ==        ====        ==        ===


          --        --           --       --         --           2        --         --
          --        --       (8,610)     (42)        --          (7)       --         --
        ----       ---       ------      ---         --        ----        --        ---
          --        --       (8,610)     (42)        --          (5)       --         --
        ====       ===       ======      ===         ==        ====        ==        ===


          --        --            1      103         13          58        85        335
          --        --       (1,031)     (33)        (1)       (401)       (3)        (1)
        ----       ---       ------      ---         --        ----        --        ---
          --        --       (1,030)      70         12        (343)       82        334
        ====       ===       ======      ===         ==        ====        ==        ===








       ALLIANCEBERNSTEIN
              VPS            ALLIANCEBERNSTEIN         AMERICAN           AMERICAN FUNDS
         INTERNATIONAL       VPS SMALL/MIDCAP         CENTURY(R)         ASSET ALLOCATION
       VALUE PORTFOLIO--     VALUE PORTFOLIO--        VP VALUE--              FUND--
        CLASS A SHARES        CLASS A SHARES           CLASS II           CLASS 2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2008     2007(E)    2008(I)      2007       2008       2007       2008     2007(A)
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
         ==         ==         ==         ==         ==         ==         ==           ==


         --         --         --         --         --          4         --           --
         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
         --         --         --         --         --          4         --           --
         ==         ==         ==         ==         ==         ==         ==           ==


         22         72         13         --         10         58         16           17
         (2)        --         --         --         (1)        (1)        --           --
         --         --         --         --         --         --         --           --
         20         72         13         --          9         57         16           17
         ==         ==         ==         ==         ==         ==         ==           ==


--------------------------------------------------------------------------------








                            AMERICAN FUNDS                              AMERICAN FUNDS
                             GLOBAL SMALL         AMERICAN FUNDS         GROWTH-INCOME
                           CAPITALIZATION--        GROWTH FUND--            FUND--
                            CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                          ------------------    ------------------    ------------------
                          2008(K)    2007(A)    2008(K)      2007       2008     2007(C)
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---        ---         --         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==        ===        ===         ==         ==

SERIES II POLICIES
Units issued...........       7         --         22         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --        ---        ---         --         --
  Net increase
     (decrease)........       7         --         22         --         --         --
                             ==         ==        ===        ===         ==         ==

SERIES III POLICIES
Units issued...........      21         38         16        130          1          3
Units redeemed.........      --         --        (23)       (12)        --         --
                             --         --        ---        ---         --         --
  Net increase
     (decrease)........      21         38         (7)       118          1          3
                             ==         ==        ===        ===         ==         ==







                              DREYFUS IP            DREYFUS VIF           DREYFUS VIF
                              TECHNOLOGY            DEVELOPING             EMERGING
                               GROWTH--              LEADERS--             LEADERS--
                            INITIAL SHARES        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES II POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --         --         --        ---
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==         ==         ==        ===

SERIES III POLICIES
Units issued...........       4         23         --         --         --         14
Units redeemed.........      --         (3)        --         (1)        --        (16)
                             --         --         --         --         --        ---
  Net increase
     (decrease)........       4         20         --         (1)        --         (2)
                             ==         ==         ==         ==         ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III polices, represents the period January 2008 (Commencement of Investments) through June 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through June 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through June 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                              DELAWARE VIP
          AMERICAN FUNDS                                                      INTERNATIONAL
          INTERNATIONAL                                                           VALUE
              FUND--               CVS CALVERT           DAVIS VALUE         EQUITY SERIES--
          CLASS 2 SHARES         SOCIAL BALANCED          PORTFOLIO          STANDARD CLASS
      ---------------------    ------------------    ------------------    ------------------
        2008     2007(A)(B)      2008       2007       2008       2007       2008     2007(A)
      ---------------------------------------------------------------------------------------


         --           --          --         --         --         --         --           --
         --           --          --         --         --         --         --           --
        ---          ---          --         --        ---        ---         --           --
         --           --          --         --         --         --         --           --
        ===          ===          ==         ==        ===        ===         ==           ==


         --           --          --         --         --          1         --           --
         --           --          --         --        (14)        --         --           --
        ---          ---          --         --        ---        ---         --           --
         --           --          --         --        (14)         1         --           --
        ===          ===          ==         ==        ===        ===         ==           ==


        475          139          --         --         53        123          2           38
         (1)          (1)         --         (1)       (30)        (1)        --           --
        ---          ---          --         --        ---        ---         --           --
        474          138          --         (1)        23        122          2           38
        ===          ===          ==         ==        ===        ===         ==           ==







          DWS DREMAN            DWS GLOBAL                DWS
         SMALL MID CAP         OPPORTUNITIES           SMALL CAP          FIDELITY(R) VIP
          VALUE VIP--              VIP--              INDEX VIP--         CONTRAFUND(R)--
        CLASS A SHARES        CLASS A SHARES        CLASS A SHARES         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008     2007(D)    2008(J)      2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --        --          1
         --         --         --         --         --          --        (4)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --          --        (4)        --
         ==        ===         ==         ==        ===        ====       ===        ===


         --         --         --         --         --           1         2         18
         --         --         --         --         --          --        (2)        (1)
         --        ---         --         --        ---        ----       ---        ---
         --         --         --         --         --           1        --         17
         ==        ===         ==         ==        ===        ====       ===        ===


          1        131          1         --        288          69       527        335
         (4)        --         --         --         (5)       (828)      (15)       (17)
         --        ---         --         --        ---        ----       ---        ---
         (3)       131          1         --        283        (759)      512        318
         ==        ===         ==         ==        ===        ====       ===        ===


--------------------------------------------------------------------------------








                                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                            FIDELITY(R) VIP        FREEDOM 2010          FREEDOM 2020
                            EQUITY-INCOME--         PORTFOLIO--           PORTFOLIO--
                             INITIAL CLASS        INITIAL SHARES        INITIAL SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008     2007(F)      2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      (4)        --         --         --         --         --
                            ---        ---         --        ---         --         --
  Net increase
     (decrease)........      (4)        --         --         --         --         --
                            ===        ===         ==        ===         ==         ==

SERIES II POLICIES
Units issued...........      --          1         --          3         --          2
Units redeemed.........      --         --         (3)        --         --         --
                            ---        ---         --        ---         --         --
  Net increase
     (decrease)........      --          1         (3)         3         --          2
                            ===        ===         ==        ===         ==         ==

SERIES III POLICIES
Units issued...........      42        185         31         23         47         60
Units redeemed.........     (39)       (41)        (1)       (11)        (1)        (1)
                            ---        ---         --        ---         --         --
  Net increase
     (decrease)........       3        144         30         12         46         59
                            ===        ===         ==        ===         ==         ==








                            FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                               MID-CAP--            OVERSEAS--        VALUE STRATEGIES--
                             INITIAL CLASS         INITIAL CLASS        SERVICE CLASS 2
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --          --        --          --
Units redeemed.........      --         --         --          --        --          --
                            ---        ---        ---        ----        --        ----
  Net increase
     (decrease)........      --         --         --          --        --          --
                            ===        ===        ===        ====        ==        ====

SERIES II POLICIES
Units issued...........      --          4          5          10        --          --
Units redeemed.........     (20)       (14)        --          --        --        ----
                            ---        ---        ---        ----        --        ----
  Net increase
     (decrease)........     (20)       (10)         5          10        --          --
                            ===        ===        ===        ====        ==        ====

SERIES III POLICIES
Units issued...........      91        207        133         165         4          12
Units redeemed.........     (34)       (80)        (7)       (337)       (5)         (1)
                            ---        ---        ---        ----        --        ----
  Net increase
     (decrease)........      57        127        126        (172)       (1)         11
                            ===        ===        ===        ====        ==        ====




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through June 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through June 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through June 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








        FIDELITY(R) VIP                                                   FIDELITY(R) VIP
         FREEDOM 2030         FIDELITY(R) VIP       FIDELITY(R) VIP         INVESTMENT
          PORTFOLIO--            GROWTH--             INDEX 500--          GRADE BOND--
        INITIAL SHARES         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --        --          --
         --         --         --         --         --          --        --          --
         --        ---        ---         --        ---        ----       ---        ----
         --         --         --         --         --          --        --        ----
         ==        ===        ===         ==        ===        ====       ===        ====


         --         --         --         10         --           3         5          24
         --         --        (10)        --         --         (77)      (18)         (2)
         --        ---        ---         --        ---        ----       ---        ----
         --         --        (10)        10         --         (74)      (13)         22
         ==        ===        ===         ==        ===        ====       ===        ====


         31         48         13         44        466         520        54         185
         (1)       (17)        (9)        (5)       (46)       (177)      (14)        (14)
         --        ---        ---         --        ---        ----       ---        ----
         30         31          4         39        420         343        40         171
         ==        ===        ===         ==        ===        ====       ===        ====






          JANUS ASPEN                                 JANUS ASPEN           JANUS ASPEN
            SERIES              JANUS ASPEN             SERIES                SERIES
          BALANCED--          SERIES FORTY--       MID CAP GROWTH--     WORLDWIDE GROWTH--
         INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL         INSTITUTIONAL
            SHARES                SHARES                SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --          2
         (8)       (14)        --         --         --         --         (1)        (3)
         --        ---         --        ---         --        ---         --         --
         (8)       (14)        --         --         --         --         (1)        (1)
         ==        ===         ==        ===         ==        ===         ==         ==


          1         16         --         --         --         --         --         --
         (1)        (2)        --         --         --         --         --         --
         --        ---         --        ---         --        ---         --         --
         --         14         --         --         --         --         --         --
         ==        ===         ==        ===         ==        ===         ==         ==


         51        190         80        130         79        112          2          8
         (6)       (11)        (2)        (4)        (3)       (17)        (1)        (1)
         --        ---         --        ---         --        ---         --         --
         45        179         78        126         76         95          1          7
         ==        ===         ==        ===         ==        ===         ==         ==


--------------------------------------------------------------------------------







                                                                       LVIP BARON GROWTH
                                LAZARD              LORD ABBETT          OPPORTUNITIES
                              RETIREMENT           SERIES FUND--            FUND--
                             INTERNATIONAL         MID-CAP VALUE         SERVICE CLASS
                           EQUITY PORTFOLIO          PORTFOLIO              SHARES
                          ------------------    ------------------    ------------------
                            2008     2007(B)      2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          --         --        --         --
Units redeemed.........      --         --          --         --        --         --
                             --         --        ----       ----       ---        ---
  Net increase
     (decrease)........      --         --          --         --        --         --
                             ==         ==        ====       ====       ===        ===

SERIES II POLICIES
Units issued...........      --         --          --          1         1          6
Units redeemed.........      --         --          --         --        --         --
                             --         --        ----       ----       ---        ---
  Net increase
     (decrease)........      --         --          --          1         1          6
                             ==         ==        ====       ====       ===        ===

SERIES III POLICIES
Units issued...........      24         42         118        217        19        157
Units redeemed.........      (2)        (5)       (567)      (118)      (42)        (1)
                             --         --        ----       ----       ---        ---
  Net increase
     (decrease)........      22         37        (449)        99       (23)       156
                             ==         ==        ====       ====       ===        ===







                            MORGAN STANLEY        MORGAN STANLEY       NEUBERGER BERMAN
                             UIF EMERGING            UIF U.S.            AMT PARTNERS
                           MARKETS EQUITY--        REAL ESTATE--          PORTFOLIO--
                                CLASS I               CLASS I               CLASS I
                          ------------------    ------------------     ----------------
                            2008       2007       2008       2007     2008(H)      2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      (2)        --         --         --         --         --
                            ---        ---        ---        ---         --         --
  Net increase
     (decrease)........      (2)        --         --         --         --         --
                            ===        ===        ===        ===         ==         ==

SERIES II POLICIES
Units issued...........       2         20         --          7         --         --
Units redeemed.........     (20)        --         (2)        --         --         --
                            ---        ---        ---        ---         --         --
  Net increase
     (decrease)........     (18)        20         (2)         7         --         --
                            ===        ===        ===        ===         ==         ==

SERIES III POLICIES
Units issued...........      22        117        234        389         25         --
Units redeemed.........      (5)        (3)        (7)        (4)        --         --
                            ---        ---        ---        ---         --         --
  Net increase
     (decrease)........      17        114        227        385         25         --
                            ===        ===        ===        ===         ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through June 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through June 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through June 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








            MFS(R)                MFS(R)                MFS(R)            MORGAN STANLEY
        INVESTORS TRUST        NEW DISCOVERY           UTILITIES           UIF EMERGING
           SERIES--              SERIES--              SERIES--           MARKETS DEBT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==         ==         ==


         --         --         --         --         --          2         --          1
         --         --         --         --         --         --         (1)        --
         --         --         --         --         --         --         --         --
         --         --         --         --         --          2         (1)         1
         ==         ==         ==         ==         ==         ==         ==         ==


         --         --         --          1         24         26         42         29
         --         --         --         (1)        (1)        (2)        (1)        (1)
         --         --         --         --         --         --         --         --
         --         --         --         --         23         24         41         28
         ==         ==         ==         ==         ==         ==         ==         ==







             PIMCO                 PIMCO                 PIMCO                 PIMCO
        LOW DURATION--         REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
         CLASS SHARES          CLASS SHARES          CLASS SHARES          CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         --         --         --         --         --          --        --         --
         --         --         --         --         --          --        --         --
         --         --        ---        ---        ---       -----        --        ---
         --         --         --         --         --          --        --         --
         ==         ==        ===        ===        ===       =====        ==        ===


         --         --         --          4         --          --        --         --
         --         --         (9)        (4)        --          (7)       --         --
         --         --        ---        ---        ---       -----        --        ---
         --         --         (9)        --         --          (7)       --         --
         ==         ==        ===        ===        ===       =====        ==        ===


         62         13        105        177        410       1,041         4          3
         (1)        (1)        (4)       (15)       (17)       (307)       --        (53)
         --         --        ---        ---        ---       -----        --        ---
         61         12        101        162        393         734         4        (50)
         ==         ==        ===        ===        ===       =====        ==        ===


--------------------------------------------------------------------------------







                                 ROYCE                 ROYCE
                               MICRO-CAP             SMALL-CAP
                              PORTFOLIO--           PORTFOLIO--          T. ROWE PRICE
                              INVESTMENT            INVESTMENT         BLUE CHIP GROWTH
                                 CLASS                 CLASS               PORTFOLIO
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --          --
Units redeemed.........      --         --         --         --         --          --
                            ---        ---         --        ---         --        ----
  Net increase
     (decrease)........      --         --         --         --         --          --
                            ===        ===         ==        ===         ==        ====

SERIES II POLICIES
Units issued...........      --          1         --         --         --          --
Units redeemed.........     (18)        (6)        --         --         --         (11)
                            ---        ---         --        ---         --        ----
  Net increase
     (decrease)........     (18)        (5)        --         --         --         (11)
                            ===        ===         ==        ===         ==        ====

SERIES III POLICIES
Units issued...........      29        107         35        204         95         161
Units redeemed.........     (10)        (5)        (4)        (5)        (7)       (110)
                            ---        ---         --        ---         --        ----
  Net increase
     (decrease)........      19        102         31        199         88          51
                            ===        ===         ==        ===         ==        ====







                                                                            VAN ECK
                                                   T. ROWE PRICE      WORLDWIDE ABSOLUTE
                             T. ROWE PRICE       PERSONAL STRATEGY         RETURN--
                          NEW AMERICA GROWTH         BALANCED            INITIAL CLASS
                               PORTFOLIO             PORTFOLIO              SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --          --        --         --
Units redeemed.........      --         --         --          --        --         --
                            ---        ---        ---        ----        --         --
  Net increase
     (decrease)........      --         --         --          --        --         --
                            ===        ===        ===        ====        ==         ==

SERIES II POLICIES
Units issued...........      --         --         --          --        --         --
Units redeemed.........     (18)        (6)        --          --        --         --
                            ---        ---        ---        ----        --         --
  Net increase
     (decrease)........     (18)        (6)        --          --        --         --
                            ===        ===        ===        ====        ==         ==

SERIES III POLICIES
Units issued...........      31        135        247         236         2          4
Units redeemed.........     (18)       (20)       (14)       (764)       --         --
                            ---        ---        ---        ----        --         --
  Net increase
     (decrease)........      13        115        233        (528)        2          4
                            ===        ===        ===        ====        ==         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(b) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(c) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(d) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(e) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(f) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(g) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.
(h) For Series III policies, represents the period January 2008 (Commencement of Investments) through June 2008.
(i) For Series III policies, represents the period March 2008 (Commencement of Investments) through June 2008.
(j) For Series III policies, represents the period May 2008 (Commencement of Investments) through June 2008.
(k) For Series II policies, represents the period June 2008 (Commencement of Investments).

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                     T. ROWE PRICE         T. ROWE PRICE
         T. ROWE PRICE         T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
         EQUITY INCOME           INDEX 500               STOCK                 BOND
           PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


           1         5         --         --         --         --         --         --
          (2)       (6)        --         --         --         --         --         --
        ----       ---         --         --        ---         --         --        ---
          (1)       (1)        --         --         --         --         --         --
        ====       ===         ==         ==        ===         ==         ==        ===


           6        29         --         --         --          3         --          1
         (42)       (1)        --         --         --         --         --         --
        ----       ---         --         --        ---         --         --        ---
         (36)       28         --         --         --          3         --          1
        ====       ===         ==         ==        ===         ==         ==        ===


         262       622          9          7          8         41         42         77
        (147)      (89)        (1)        (1)       (21)        (3)        (8)       (16)
        ----       ---         --         --        ---         --         --        ---
         115       533          8          6        (13)        38         34         61
        ====       ===         ==         ==        ===         ==         ==        ===







          VAN ECK WIT
           WORLDWIDE
          BOND FUND--
         INITIAL CLASS
            SHARES
      ------------------
        2008     2007(G)
      ------------------


         --         --
         --         --
         --         --
         --         --
         ==         ==


         --         --
         --         --
         --         --
         --         --
         ==         ==


         --         --
         --         --
         --         --
         --         --
         ==         ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2008 and December 31, 2007, 2006, 2005, 2004, and 2003:





                                                             MAINSTAY VP
                                                               BOND--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   13    $   19    $1,080    $6,193    $4,973    $3,967
Units Outstanding..................        1         1        71       423       345       284
Variable Accumulation Unit Value...   $16.10    $16.06    $15.19    $14.63    $14.41    $13.95
Total Return.......................     0.3%      5.8%      3.8%      1.5%      3.4%      3.8%
Investment Income Ratio............       --      2.1%      0.3%      3.5%      3.8%      4.2%

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $1,783    $1,689    $1,177    $1,441    $1,163    $   --
Units Outstanding..................      152       144       107       137       113        --
Variable Accumulation Unit Value...   $11.74    $11.69    $10.98    $10.50    $10.27    $   --
Total Return.......................     0.4%      6.5%      4.5%      2.2%      2.7%        --
Investment Income Ratio............       --      3.8%      1.1%      2.8%      6.0%        --







                                                             MAINSTAY VP
                                                           COMMON STOCK--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   507  $    596  $    587   $   527   $ 3,826   $30,953
Units Outstanding..................        38        40        41        42       329     2,932
Variable Accumulation Unit Value...   $ 13.41  $  15.02  $  14.38   $ 12.43   $ 11.63   $ 10.56
Total Return.......................    (10.7%)     4.4%     15.7%      6.9%     10.1%     25.5%
Investment Income Ratio............        --      1.2%      0.6%      0.2%      0.2%      1.1%

SERIES II POLICIES(b)
Net Assets.........................   $96,110  $108,001  $103,462   $89,437   $83,745   $   228
Units Outstanding..................     6,134     6,155     6,184     6,212     6,248        19
Variable Accumulation Unit Value...   $ 15.67  $  17.55  $  16.73   $ 14.40   $ 13.40   $ 12.12
Total Return.......................    (10.7%)     4.9%     16.2%      7.4%     10.6%     26.1%
Investment Income Ratio............        --      1.3%      0.6%      1.0%      9.1%      1.2%

SERIES III POLICIES(c)
Net Assets.........................   $   975  $    878  $    157   $    22   $     8   $    --
Units Outstanding..................        76        61        11         2         1        --
Variable Accumulation Unit Value...   $ 12.78  $  14.29  $  13.59   $ 11.67   $ 10.83   $    --
Total Return.......................    (10.6%)     5.1%     16.5%      7.7%      8.4%        --
Investment Income Ratio............        --      1.3%      1.1%      1.0%     14.2%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                           MAINSTAY VP
                     CAPITAL APPRECIATION--                                       MAINSTAY VP
                          INITIAL CLASS                                         CASH MANAGEMENT
      ----------------------------------------------------  ------------------------------------------------------
        2008     2007     2006     2005     2004     2003     2008      2007      2006     2005     2004     2003
      ------------------------------------------------------------------------------------------------------------


      $ 2,363  $   273  $ 8,194  $ 7,135   $1,234  $21,393  $ 23,706  $ 16,231  $16,157  $   151  $   119   $  166
          232       24      814      735      137    2,453    17,986    12,468   12,920      125      101      141
      $ 10.17  $ 11.24  $ 10.07  $  9.71   $ 9.02  $  8.72  $   1.32  $   1.30  $  1.25  $  1.20  $  1.18   $ 1.18
        (9.5%)   11.6%     3.7%     7.7%     3.4%    26.1%      1.2%      4.1%     3.9%     2.2%     0.1%       --
           --       --     0.4%       --       --     0.2%      2.7%      4.7%     4.8%     2.9%     0.8%     0.7%


      $    --  $    --  $    --  $    --   $   --  $    --  $    608  $    620  $   511  $ 1,778  $ 1,591   $8,361
           --       --       --       --       --       --       527       544      468    1,701    1,563    8,265
      $ 11.21  $ 11.21  $    --  $    --   $   --  $ 11.21  $   1.16  $   1.14  $  1.09  $  1.05  $  1.02   $ 1.01
           --       --       --       --       --    17.2%      1.3%      4.6%     4.3%     2.7%     0.6%     0.4%
           --       --       --       --       --       --      2.9%      4.7%     4.5%     3.0%     2.1%     0.7%


      $16,889  $19,469  $14,688  $11,758   $7,441  $    --  $138,108  $118,086  $39,142  $32,538  $13,693   $   --
        1,411    1,474    1,250    1,045      717       --   119,719   103,882   36,094   31,375   13,601       --
      $ 11.97  $ 13.21  $ 11.75  $ 11.25   $10.38  $    --  $   1.15  $   1.14  $  1.08  $  1.04  $  1.01   $   --
        (9.4%)   12.4%     4.4%     8.4%     3.8%       --      1.4%      4.8%     4.6%     3.0%     0.7%       --
           --     0.2%     0.4%       --     1.5%       --      2.8%      4.6%     4.7%     1.1%     0.6%       --






                           MAINSTAY VP                             MAINSTAY VP                     MAINSTAY VP
                          CONVERTIBLE--                          FLOATING RATE--                  GOVERNMENT--
                          INITIAL CLASS                           INITIAL CLASS                   INITIAL CLASS
      ----------------------------------------------------  -------------------------  ----------------------------------
        2008     2007     2006     2005     2004     2003     2008     2007     2006     2008     2007     2006     2005
      -------------------------------------------------------------------------------------------------------------------


       $   --   $    1   $    1   $    1   $   --   $   --   $   --   $   --   $   --   $    7   $   32   $   31   $1,020
           --       --       --       --       --       --       --       --       --       --        2        2       72
       $13.06   $14.05   $12.32   $11.23   $10.63   $10.09   $   --   $   --   $   --   $15.76   $15.57   $14.69   $14.22
        (7.0%)   14.1%     9.6%     5.7%     5.4%     7.6%       --       --       --     1.2%     5.9%     3.3%     1.7%
           --     2.4%     2.5%       --     2.5%    25.8%       --       --       --       --     4.9%       --     3.1%


       $  361   $  379   $  313   $  226   $  229   $  178   $   --   $   79   $   --   $   --   $   --   $   --   $   56
           22       22       21       17       18       15       --        8       --       --       --       --        5
       $16.24   $17.01   $14.85   $13.48   $12.68   $11.98   $ 9.97   $ 9.98   $   --   $11.14   $11.14   $11.14   $10.96
        (4.6%)   14.6%    10.1%     6.3%     5.8%    21.9%    (0.1%)   (0.2%)      --       --       --     1.6%     2.1%
           --     2.4%     2.7%     1.5%     5.9%    20.5%     5.8%    26.2%       --       --       --       --     3.3%


       $  292   $  242   $  116   $  292   $   --   $   --   $  563   $  420   $  344   $1,448   $1,326   $  433   $  197
           21       17        9       26       --       --       52       39       33      121      112       39       19
       $13.74   $14.38   $12.52   $11.34   $10.42   $   --   $10.86   $10.82   $10.55   $11.96   $11.79   $11.05   $10.62
        (4.4%)   14.9%    10.4%     8.9%     4.2%       --     0.3%     2.6%     5.5%     1.4%     6.7%     4.1%     2.4%
           --     2.8%     0.9%     1.4%       --       --     5.2%     6.4%     6.2%       --     5.9%     1.4%     3.4%



         MAINSTAY VP
        GOVERNMENT--
        INITIAL CLASS
      ----------------
        2004     2003
      ----------------

       $  898   $  767
           64       56
       $13.99   $13.63
         2.6%     1.2%
         4.2%     4.7%

       $   49   $   53
            5        5
       $10.74   $10.42
         3.1%     1.6%
         9.7%     5.3%

       $   57   $   --
            6       --
       $10.37   $   --
         3.7%       --
        16.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                             MAINSTAY VP
                                                     HIGH YIELD CORPORATE BOND--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   132   $   164   $  157    $4,349    $3,917    $3,188
Units Outstanding..................         7         9        8       261       241       219
Variable Accumulation Unit Value...   $ 18.47   $ 18.80   $18.51    $16.64    $16.27    $14.54
Total Return.......................     (1.8%)     1.6%    11.2%      2.2%     11.9%     35.4%
Investment Income Ratio............        --      6.4%     0.1%      6.0%      7.1%      7.5%

SERIES II POLICIES(b)
Net Assets.........................   $   126   $   250   $  194    $  131    $   58    $   68
Units Outstanding..................         7        14       11         9         4         5
Variable Accumulation Unit Value...   $ 16.96   $ 17.26   $16.91    $15.13    $14.73    $13.10
Total Return.......................     (1.7%)     2.1%    11.8%      2.7%     12.4%     36.0%
Investment Income Ratio............        --      6.0%     2.5%      7.7%     13.5%      7.8%

SERIES III POLICIES(c)
Net Assets.........................   $18,668   $14,732   $5,915    $2,391    $  391    $   --
Units Outstanding..................     1,468     1,140      468       212        36        --
Variable Accumulation Unit Value...   $ 12.72   $ 12.92   $12.63    $11.27    $10.95    $   --
Total Return.......................     (1.6%)     2.3%    12.0%      2.9%      9.5%        --
Investment Income Ratio............        --      7.8%     2.7%      6.2%     24.4%        --







                                                             MAINSTAY VP
                                                       INTERNATIONAL EQUITY--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $37,155   $43,580   $67,923   $52,190   $49,629   $16,086
Units Outstanding..................     2,117     2,228     3,618     3,626     3,697     1,396
Variable Accumulation Unit Value...   $ 17.55   $ 19.56   $ 18.77   $ 14.40   $ 13.42   $ 11.52
Total Return.......................    (10.3%)     4.2%     30.4%      7.2%     16.5%     29.1%
Investment Income Ratio............        --      0.6%      0.3%      1.7%      1.8%      1.9%

SERIES II POLICIES(b)
Net Assets.........................   $   946   $ 1,463   $ 1,377   $ 1,004   $   846   $   310
Units Outstanding..................        48        67        66        63        57        24
Variable Accumulation Unit Value...   $ 19.74   $ 21.98   $ 21.00   $ 16.03   $ 14.88   $ 12.71
Total Return.......................    (10.2%)     4.7%     31.0%      7.7%     17.1%     29.7%
Investment Income Ratio............        --      0.7%      0.4%      1.5%      4.2%      5.3%

SERIES III POLICIES(c)
Net Assets.........................   $21,998   $29,202   $23,036   $ 6,744   $ 3,331   $    --
Units Outstanding..................     1,420     1,696     1,404       540       288        --
Variable Accumulation Unit Value...   $ 15.48   $ 17.22   $ 16.41   $ 12.50   $ 11.57   $    --
Total Return.......................    (10.1%)     4.9%     31.3%      8.0%     15.7%        --
Investment Income Ratio............        --      0.7%      0.5%      1.8%      3.0%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                              MAINSTAY VP                                                 MAINSTAY VP
                         ICAP SELECT EQUITY--                                          INCOME & GROWTH--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


      $  2,061   $  177    $  176    $  430    $  396    $  353      $--       $--     $    1    $    1    $   --    $   --
           157       12        12        36        34        34       --        --         --        --        --        --
      $  13.15   $15.13    $14.26    $12.04    $11.49    $10.39      $--       $--     $12.06    $10.39    $   --    $   --
        (13.1%)    6.1%     18.5%      4.7%     10.6%     27.1%       --        --      16.1%      3.9%        --        --
            --     0.4%      0.2%      1.0%      1.0%      0.8%       --        --       0.7%      3.0%        --        --


      $139,344   $   --    $   --    $   56    $   47    $   36      $--       $--     $   --    $    5    $    4    $    4
         9,671       --        --         4         3         3       --        --         --        --        --        --
      $  14.41   $   --    $16.30    $14.98    $14.24    $12.82      $--       $--     $12.46    $12.48    $11.95    $10.63
        (11.5%)      --      8.8%      5.2%     11.1%     27.6%       --        --      (0.1%)     4.4%     12.4%     28.4%
            --       --        --      1.0%      2.9%      0.8%       --        --         --      1.2%      4.8%      1.9%


      $ 19,704   $   24    $    5    $  218    $   20    $   --      $--       $--     $   22    $  932    $   49    $   --
         1,564        2        15        19         2        --       --        --         74        79         4        --
      $  12.60   $14.47    $13.54    $11.35    $10.76    $   --      $--       $--     $13.80    $11.81    $11.28    $   --
        (12.9%)    6.9%     19.3%      5.4%      7.6%        --       --        --      16.9%      4.7%     12.8%        --
            --     0.4%      0.3%      1.8%      1.5%        --       --        --       0.6%      3.0%      4.2%        --







                              MAINSTAY VP                                                 MAINSTAY VP
                          LARGE CAP GROWTH--                                            MID CAP CORE--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $  100    $  111    $   97    $  281    $  254    $  252    $    --   $    --   $    --   $    --   $    --   $   --
           14        14        15        47        44        42         --        --        --        --        --       --
       $ 7.24    $ 7.70    $ 6.39    $ 6.00    $ 5.79    $ 5.97    $    --   $    --   $    --   $    --   $    --   $   --
        (5.9%)    20.5%      6.5%      3.6%     (3.0%)    27.2%         --        --        --        --        --       --
           --        --      0.1%        --      0.2%      0.2%         --        --        --        --        --       --


       $   --    $   --    $   67    $   63    $   48    $  158    $45,230   $48,265   $46,294   $40,564   $35,255   $   45
           --        --         6         6         5        16      2,157     2,165     2,176     2,186     2,196        3
       $   --    $   --    $10.94    $10.22    $ 9.82    $10.08    $ 20.97   $ 22.29   $ 21.28   $ 18.56   $ 16.06   $13.17
           --     (0.2%)     7.0%      4.1%     (2.6%)    27.7%      (5.9%)     4.8%     14.7%     15.6%     21.9%    35.2%
           --        --      0.1%        --      0.2%      0.2%         --      0.4%        --      0.6%      3.2%     0.6%


       $   31    $   33    $   28    $   31    $   14    $   --    $14,077   $23,854   $21,564   $ 2,931   $ 2,792   $   --
            2         2         3         3         1        --        905     1,446     1,372       214       237       --
       $12.55    $13.32    $10.98    $10.24    $ 9.81    $   --    $ 15.54   $ 16.50   $ 15.71   $ 13.67   $ 11.80   $   --
        (5.8%)    21.3%      7.2%      4.3%     (1.9%)       --      (5.8%)     5.0%     15.0%     15.9%     18.0%       --
           --      0.0%      0.1%        --      0.9%        --         --      0.4%        --      0.5%      0.5%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    INITIAL CLASS                                INITIAL CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Units Outstanding..................       --       --       --       --       --       --       --       --       --       --
Variable Accumulation Unit Value...  $    --  $    --   $   --   $   --   $   --  $    --  $    --  $    --  $    --  $    --
Total Return.......................       --       --       --       --       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --       --       --       --       --


SERIES II POLICIES(b)
Net Assets.........................  $    --  $   150   $   --   $   --   $   --  $58,005  $63,752  $64,974  $57,377  $54,668
Units Outstanding..................       --       16       --       --       --    4,752    4,769    4,793    4,815    4,837
Variable Accumulation Unit Value...  $  9.12  $  9.44   $   --   $   --   $   --  $ 12.21  $ 13.37  $ 13.56  $ 11.92  $ 11.30
Total Return.......................    (3.3%)   (5.6%)      --       --       --    (8.7%)   (1.4%)   13.8%     5.4%    13.0%
Investment Income Ratio............       --       --       --       --       --       --     1.0%     0.1%     0.8%     5.3%


SERIES III POLICIES(c)
Net Assets.........................  $ 9,802  $10,832   $9,851   $  466   $  144  $   598  $   507  $   221  $   182  $    12
Units Outstanding..................      633      630      663       34       12       52       40       17       16        1
Variable Accumulation Unit Value...  $ 15.48  $ 17.20   $14.85   $13.60   $11.61  $ 11.55  $ 12.63  $ 12.78  $ 11.21  $ 10.60
Total Return.......................   (10.0%)   15.8%     9.2%    17.1%    16.1%    (8.5%)   (1.1%)   14.0%     5.7%     6.0%
Investment Income Ratio............       --       --       --       --       --       --     1.1%     0.1%     2.0%     9.6%







                                                          MAINSTAY VP
                                                        TOTAL RETURN--
                                                         INITIAL CLASS
                                     ----------------------------------------------------
                                       2008     2007     2006     2005     2004     2003
                                     ----------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $7,562  $12,280   $2,941   $1,891   $1,361   $1,256
Units Outstanding..................      735    1,099      281      196      150      146
Variable Accumulation Unit Value...   $10.29  $ 11.17   $10.47   $ 9.63   $ 9.10   $ 8.62
Total Return.......................    (8.0%)    6.8%     8.7%     5.8%     5.6%    18.8%
Investment Income Ratio............       --     3.1%     0.9%     1.8%     1.8%     1.9%

SERIES II POLICIES(b)
Net Assets.........................   $   --  $    --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --       --
Variable Accumulation Unit Value...   $   --  $    --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................   $   --  $    --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --       --
Variable Accumulation Unit Value...   $   --  $    --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                              MAINSTAY VP                                            MAINSTAY VP
                            S&P 500 INDEX--                                      SMALL CAP GROWTH--
                             INITIAL CLASS                                          INITIAL CLASS
      ----------------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------------------


      $135,085  $157,310  $131,923  $119,908  $118,599   $93,168   $   --    $   --    $   --    $   --    $   --
        10,803    11,052     9,685    10,091    10,385     8,951       --        --        --        --        --
      $  12.50  $  14.23  $  13.62  $  11.88  $  11.42   $ 10.41   $   --    $   --    $   --    $   --    $   --
        (12.1%)     4.5%     14.6%      4.1%      9.7%     27.3%       --        --        --        --        --
            --      1.7%      0.5%      1.2%      1.8%      1.4%       --        --        --        --        --



      $    538  $    608  $    534  $    319  $    297   $   255   $   --    $   --    $   --    $   --    $   --
            42        42        39        26        26        24       --        --        --        --        --
      $  12.78  $  14.53  $  13.85  $  12.02  $  11.50   $ 10.44   $   --    $   --    $   --    $   --    $   --
        (12.1%)     5.0%     15.1%      4.5%     10.2%     27.9%       --        --        --        --        --
            --      1.7%      0.7%      1.2%      4.5%      4.3%       --        --        --        --        --



      $ 15,429  $ 23,852  $ 22,492  $ 15,506  $ 12,742   $    --   $4,373    $4,522    $4,597    $   34    $    6
         1,269     1,730     1,716     1,366     1,176        --      429       404       398         3         1
      $  12.14  $  13.79  $  13.10  $  11.35  $  10.83   $    --   $10.21    $11.19    $11.56    $10.87    $10.45
        (12.0%)     5.2%     15.4%      4.8%      8.3%        --    (8.8%)    (3.2%)     6.3%      4.1%      4.5%
            --      1.7%      0.7%      1.2%      4.9%        --       --        --        --        --        --






                                                                            AIM V.I.                      AIM V.I.
                              MAINSTAY VP                                  GLOBAL REAL                  INTERNATIONAL
                                VALUE--                                   ESTATE FUND--                 GROWTH FUND--
                             INITIAL CLASS                               SERIES I SHARES               SERIES I SHARES
      ----------------------------------------------------------  ----------------------------  ----------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2008      2007      2006
      ----------------------------------------------------------------------------------------------------------------------


         $--    $  4,536  $  3,500  $  1,143  $  2,868   $    2    $    --   $   --    $   --    $    --   $   --    $   --
          --         331       259       100       265       --         --       --        --         --       --        --
         $--    $  13.69  $  13.49  $  11.43  $  10.83   $ 9.80    $    --   $   --    $   --    $    --   $   --    $   --
          --        1.5%     18.1%      5.5%     10.5%    26.5%         --       --        --         --       --        --
          --        1.8%      0.6%      0.6%      1.9%     2.4%         --       --        --         --       --        --



         $--    $159,779  $157,522  $133,533  $126,588   $   59    $    13   $   16    $   75    $    --   $   --    $   --
          --       8,610     8,652     8,697     8,738        5          2        2         7         --       --        --
         $--    $  18.56  $  18.21  $  15.35  $  14.49   $13.05    $  8.92   $10.42    $11.06    $    --   $   --    $   --
          --        1.9%     18.6%      6.0%     11.0%    27.1%     (14.4%)   (5.8%)    10.6%         --       --        --
          --        1.6%      0.4%      1.2%      7.4%     1.6%         --     1.0%      8.0%         --       --        --



         $--    $ 13,288  $ 12,123  $  2,161  $    620   $   --    $ 1,151   $1,197    $5,505    $ 4,989   $4,552    $   30
          --       1,030       960       203        62       --        114      102       445        419      337         3
         $--    $  12.91  $  12.63  $  10.62  $  10.00   $   --    $ 10.02   $11.70    $12.38    $ 11.88   $13.50    $11.77
          --        2.2%     18.9%      6.2%        --       --     (14.3%)   (5.5%)    23.8%     (12.0%)   14.7%     16.7%
          --        1.6%      0.5%      1.5%        --       --         --     2.3%      4.0%         --       --      2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      ALGER AMERICAN
                                                          CAPITAL
                                                       APPRECIATION
                                                        PORTFOLIO--
                                                      CLASS O SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $    43   $   51    $  144    $   27    $   13
Units Outstanding..................         3        3        10         2         1
Variable Accumulation Unit Value...   $ 16.47   $18.99    $14.22    $11.92    $10.42
Total Return.......................    (13.3%)   33.5%     19.3%     14.4%      4.2%
Investment Income Ratio............        --       --        --        --        --







                                                    AMERICAN CENTURY(R)
                                                        VP VALUE--
                                                         CLASS II
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   329   $  380    $  349    $  173    $  112
Units Outstanding..................        30       30        26        15        10
Variable Accumulation Unit Value...   $ 11.09   $12.77    $13.52    $11.44    $10.94
Total Return.......................    (13.1%)   (5.5%)    18.2%      4.6%      9.4%
Investment Income Ratio............      4.2%     1.4%      1.1%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $   857   $  882    $  227    $   70    $   --
Units Outstanding..................        84       75        18         7        --
Variable Accumulation Unit Value...   $ 10.16   $11.68    $12.34    $10.41    $   --
Total Return.......................    (13.0%)   (5.3%)    18.5%      4.1%        --
Investment Income Ratio............      4.2%     1.4%      0.6%      0.5%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                         ALGER AMERICAN                     ALGER AMERICAN                        ALLIANCEBERNSTEIN
                            SMALLCAP                           SMALLCAP      ALLIANCEBERNSTEIN      VPS SMALL/MID
                             GROWTH                           AND MIDCAP     VPS INTERNATIONAL        CAP VALUE
                           PORTFOLIO--                         GROWTH--      VALUE PORTFOLIO--       PORTFOLIO--
                         CLASS O SHARES                     CLASS O SHARES     CLASS A SHARES       CLASS A SHARES
      ----------------------------------------------------  --------------   -----------------   -------------------
        2008     2007     2006     2005     2004     2003        2008         2008        2007     2008        2007
      --------------------------------------------------------------------------------------------------------------


      $    --   $   28   $   24   $   19   $  230   $  199      $    --     $    --      $   --   $   --       $--
           --        2        2        2       25       25           --          --          --       --        --
      $    --   $14.89   $12.79   $10.73   $ 9.24   $ 7.99      $    --     $    --      $   --   $   --       $--
       (13.8%)   16.4%    19.2%    16.1%    15.8%    41.4%           --          --          --       --        --
           --       --       --       --       --       --           --          --          --       --        --


      $    --   $   --   $   --   $   --   $  115   $   72      $    --     $    --      $   --   $   --       $--
           --       --       --       --        8        6           --          --          --       --        --
      $    --   $   --   $   --   $   --   $14.26   $12.27      $    --     $    --      $   --   $   --       $--
           --       --       --       --    16.3%    22.7%           --          --          --       --        --
           --       --       --       --       --       --           --          --          --       --        --


      $ 1,841   $2,255   $1,950   $  189   $   59   $   --      $     4     $   734      $  664   $  129       $--
          125      129      131       15        6       --           --          92          72       13        --
      $ 14.68   $17.43   $14.86   $12.38   $10.59   $   --      $  8.92     $  7.98      $ 9.26   $ 9.74       $--
       (15.7%)   17.2%    20.1%    16.9%     5.9%       --       (10.8%)     (13.8%)      (7.4%)   (2.6%)       --
           --       --       --       --       --       --           --        2.0%          --     1.2%        --






            AMERICAN FUNDS             AMERICAN FUNDS                                        AMERICAN FUNDS
           ASSET ALLOCATION             GLOBAL SMALL              AMERICAN FUNDS             GROWTH-INCOME
                FUND--                CAPITALIZATION--            GROWTH FUND--                  FUND--
            CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES             CLASS 2 SHARES
      -------------------------  -------------------------  -------------------------  -------------------------
        2008     2007     2006     2008     2007     2006     2008     2007     2006     2008     2007     2006
      ----------------------------------------------------------------------------------------------------------


       $   --   $   --    $--    $    --   $   --    $--     $   --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
       $   --   $   --    $--    $    --   $   --    $--     $   --   $   --   $   --  $    --   $   --    $--
           --       --     --         --       --     --         --       --       --       --       --     --
           --       --     --         --       --     --         --       --       --       --       --     --



       $   --   $   --    $--    $    68   $   --    $--     $  206   $   --   $   --  $    --   $   --    $--
           --       --     --          7       --     --         22       --       --       --       --     --
       $   --   $   --    $--    $  9.22   $   --    $--     $ 9.36   $   --   $   --  $    --   $   --    $--
           --       --     --      (7.8%)      --     --      (6.4%)      --       --       --       --     --
           --       --     --         --       --     --       1.0%       --       --       --       --     --



       $  329   $  178    $--    $   642   $  471    $--     $1,153   $1,334   $    5  $    35   $   33    $--
           33       17     --         59       38     --        112      119        1        4        3     --
       $10.03   $10.71    $--    $ 10.86   $12.39    $--     $10.32   $11.19   $ 9.96  $  8.75   $ 9.84    $--
        (6.4%)    7.1%     --     (12.4%)   23.9%     --      (7.7%)   12.3%    (0.4%)  (11.1%)   (1.6%)    --
         1.2%     2.3%     --         --     2.9%     --       0.2%     1.4%       --     0.6%     2.8%     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                           AMERICAN FUNDS
                                           INTERNATIONAL                             CVS CALVERT
                                               FUND--                              SOCIAL BALANCED
                                           CLASS 2 SHARES                             PORTFOLIO
                                     -------------------------  ----------------------------------------------------
                                       2008     2007     2006     2008     2007     2006     2005     2004     2003
                                     -------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --   $   --    $--     $   --   $   --   $   --   $    7   $    7   $   27
Units Outstanding..................       --       --     --         --       --       --        1        1        2
Variable Accumulation Unit Value...  $    --   $   --    $--     $   --   $   --   $12.64   $12.42   $11.84   $11.01
Total Return.......................       --       --     --         --       --     1.8%     4.9%     7.5%    18.5%
Investment Income Ratio............       --       --     --         --       --       --     0.0%     1.2%     2.1%

SERIES II POLICIES(b)
Net Assets.........................  $    --   $   --    $--     $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --     --         --       --       --       --       --       --
Variable Accumulation Unit Value...  $ 11.64   $11.64    $--     $   --   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --     --         --       --       --       --       --       --
Investment Income Ratio............       --     0.3%     --         --       --       --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $ 6,417   $1,647    $--     $   14   $   16   $   22   $  865   $  402   $   --
Units Outstanding..................      612      138     --          1        1        2       76       37       --
Variable Accumulation Unit Value...  $ 10.49   $11.89    $--     $11.89   $12.72   $12.38   $11.38   $10.77   $   --
Total Return.......................   (11.8%)   18.9%     --      (6.5%)    2.8%     8.8%     5.7%     7.7%       --
Investment Income Ratio............     0.4%     2.2%     --         --     2.3%     0.3%     1.5%     6.4%       --






                                                                                                  DREYFUS VIF
                                                          DREYFUS VIF                               EMERGING
                                                     DEVELOPING LEADERS--                          LEADERS--
                                                        INITIAL SHARES                           INITIAL SHARES
                                     ----------------------------------------------------  -------------------------
                                       2008     2007     2006     2005     2004     2003     2008     2007     2006
                                     -------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --  $    --   $   --   $   --   $   --   $   --    $--     $   --   $   --
Units Outstanding..................       --       --       --       --       --       --     --         --       --
Variable Accumulation Unit Value...   $   --  $    --   $   --   $   --   $   --   $   --    $--     $   --   $   --
Total Return.......................       --       --       --       --       --       --     --         --       --
Investment Income Ratio............       --       --       --       --       --       --     --         --       --

SERIES II POLICIES(b)
Net Assets.........................   $   --  $    --   $   --   $  256   $  178   $  198    $--     $   --   $   --
Units Outstanding..................       --       --       --       22       16       20     --         --       --
Variable Accumulation Unit Value...   $10.90  $ 10.90   $10.90   $11.66   $11.05   $ 9.95    $--     $   --   $   --
Total Return.......................       --       --    (6.5%)    5.5%    11.1%    31.4%     --         --       --
Investment Income Ratio............       --       --     0.6%       --     0.3%       --     --         --       --

SERIES III POLICIES(c)
Net Assets.........................   $   17  $    19   $   35   $   75   $   22   $   --    $--     $   --   $   18
Units Outstanding..................        2        2        3        7        2       --     --         --        2
Variable Accumulation Unit Value...   $ 9.17  $ 10.05   $11.30   $10.89   $10.29   $   --    $--     $11.02   $10.81
Total Return.......................    (8.7%)  (11.1%)    3.7%     5.8%     2.9%       --     --       1.9%     8.1%
Investment Income Ratio............     1.6%     0.7%     0.5%       --     0.5%       --     --         --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                 DELAWARE VIP
                                             INTERNATIONAL VALUE                          DREYFUS IP
                  DAVIS VALUE                  EQUITY SERIES--                        TECHNOLOGY GROWTH--
                   PORTFOLIO                    STANDARD CLASS                          INITIAL SHARES
      ----------------------------------  -------------------------  ----------------------------------------------------
        2008     2007     2006     2005     2008     2007     2006     2008     2007     2006     2005     2004     2003
      -------------------------------------------------------------------------------------------------------------------


      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --       --
      $    --   $   --   $   --   $   --  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --     --         --       --       --       --       --       --
           --       --       --       --       --       --     --         --       --       --       --       --       --



      $    --   $  151   $  143   $   82  $    --   $   --    $--    $    --   $   --   $   --   $   --   $   --   $    1
           --       14       13        8       --       --     --         --       --       --       --       --       --
      $ 10.73   $10.97   $11.31   $ 9.86  $    --   $   --    $--    $  9.86   $ 9.86   $ 9.86   $   --   $ 9.79   $ 9.90
        (2.2%)   (3.0%)   14.7%    (1.4%)      --       --     --         --       --     0.7%       --    (1.1%)   (1.0%)
           --     3.1%     0.6%    43.1%       --       --     --         --       --       --       --       --       --



      $ 1,825   $1,783   $  315   $  118  $   369   $  403    $--    $   639   $  671   $  376   $  336   $  133   $   --
          173      150       28       12       40       38     --         60       56       36       33       14       --
      $ 10.52   $11.86   $11.34   $ 9.86  $  9.06   $10.59    $--    $ 10.58   $12.05   $10.50   $10.07   $ 9.70   $   --
       (11.3%)    4.6%    15.0%    (1.4%)  (14.4%)    5.9%     --     (12.2%)   14.7%     4.3%     3.8%    (3.0%)      --
           --     1.4%     1.1%       --     4.0%     2.0%     --         --       --       --       --       --       --




             DWS
        DREMAN SMALL       DWS GLOBAL
           MID CAP        OPPORTUNITIES                            DWS                                    FIDELITY(R) VIP
         VALUE VIP--          VIP--                       SMALL CAP INDEX VIP--                           CONTRAFUND(R)--
       CLASS A SHARES    CLASS A SHARES                      CLASS A SHARES                                INITIAL CLASS
      ----------------  ----------------  ----------------------------------------------------  ----------------------------------
        2008     2007     2008     2007     2008     2007     2006     2005     2004     2003     2008     2007     2006     2005
      ----------------------------------------------------------------------------------------------------------------------------


       $   --   $   --   $   --    $--    $    --  $    --  $    --   $   --   $   --   $   --  $   193  $   306  $   263   $  543
           --       --       --     --         --       --       --       --       --       --        9       13       13       30
       $   --   $   --   $   --    $--    $    --  $    --  $    --   $   --   $   --   $   --  $ 20.36  $ 23.22  $ 19.88   $17.92
           --       --       --     --         --       --       --       --       --       --   (12.3%)   16.8%    10.9%    16.1%
           --       --       --     --         --       --       --       --       --       --     0.1%     1.0%     1.5%     0.3%


       $   --   $   --   $   --    $--    $   104  $   113  $   102   $  188   $   73   $    1  $ 1,556  $ 1,790  $ 1,227   $1,994
           --       --       --     --          8        8        7       15        6       --       86       86       69      126
       $   --   $   --   $   --    $--    $ 13.10  $ 14.53  $ 14.85   $12.67   $12.18   $10.37  $ 18.18  $ 20.73  $ 17.67   $15.86
           --       --       --     --      (9.8%)   (2.1%)   17.2%     4.0%    17.5%     3.7%   (12.3%)   17.3%    11.4%    16.6%
           --       --       --     --       3.0%     0.8%     0.6%     0.7%     0.2%       --     0.0%     1.1%     1.2%     0.3%


       $1,073   $1,220   $   11    $--    $16,326  $14,260  $24,980   $8,970   $5,823   $   --  $24,748  $19,399  $11,897   $3,687
          128      131        1     --      1,340    1,057    1,816      766      519       --    1,652    1,140      822      285
       $ 8.41   $ 9.29   $ 9.29    $--    $ 12.18  $ 13.49  $ 13.75   $11.70   $11.23   $   --  $ 14.95  $ 17.02  $ 14.47   $12.95
        (9.5%)   (7.1%)   (7.1%)    --      (9.7%)   (1.9%)   17.5%     4.3%    12.3%       --   (12.2%)   17.6%    11.7%    16.9%
         3.1%       --       --     --       2.8%     0.9%     0.4%     0.5%     0.1%       --     0.0%     1.1%     1.5%     0.1%



       FIDELITY(R) VIP
       CONTRAFUND(R)--
        INITIAL CLASS
      ----------------
        2004     2003
      ----------------

       $  469   $  412
           30       31
       $15.44   $13.46
        14.7%    27.6%
         0.3%     0.5%

       $1,573   $  839
          116       71
       $13.59   $11.80
        15.2%    28.1%
         0.7%     0.2%

       $  514   $   --
           46       --
       $11.08   $   --
        10.8%       --
           --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                           FIDELITY(R) VIP
                                                           EQUITY-INCOME--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $     5   $   59    $   60    $2,172    $1,873    $1,518
Units Outstanding..................        --        4         4       165       149       134
Variable Accumulation Unit Value...   $ 13.53   $15.87    $15.74    $13.18    $12.54    $11.32
Total Return.......................    (14.7%)    0.8%     19.4%      5.1%     10.8%     29.4%
Investment Income Ratio............        --     1.8%      2.5%      1.6%      1.6%      1.4%

SERIES II POLICIES(b)
Net Assets.........................   $    10   $   11    $   --    $   58    $   49    $   38
Units Outstanding..................         1        1        --         4         3         3
Variable Accumulation Unit Value...   $ 14.69   $17.21    $16.97    $15.69    $14.86    $13.35
Total Return.......................    (14.7%)    1.4%      8.2%      5.6%     11.3%     30.0%
Investment Income Ratio............        --       --      2.5%      1.4%      3.8%      1.9%

SERIES III POLICIES(c)
Net Assets.........................   $ 7,904   $9,198    $8,274    $3,577    $1,737    $   --
Units Outstanding..................       661      658       514       311       160        --
Variable Accumulation Unit Value...   $ 11.95   $13.98    $13.77    $11.46    $10.82    $   --
Total Return.......................    (14.6%)    1.5%     20.2%      5.9%      8.2%        --
Investment Income Ratio............        --     2.0%      3.5%      0.8%        --        --







                                                           FIDELITY(R) VIP
                                                              GROWTH--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --        --
Investment Income Ratio............        --       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $    79   $  244    $   71    $  339    $  270    $  208
Units Outstanding..................         6       16         6        31        26        21
Variable Accumulation Unit Value...   $ 13.26   $14.79    $11.67    $10.95    $10.38    $10.07
Total Return.......................    (10.3%)   26.6%      6.6%      5.5%      3.1%     32.5%
Investment Income Ratio............        --     0.8%      0.6%      0.4%      0.7%      0.1%

SERIES III POLICIES(c)
Net Assets.........................   $ 3,477   $3,823    $2,568    $3,613    $1,636    $   --
Units Outstanding..................       272      268       229       344       165        --
Variable Accumulation Unit Value...   $ 12.78   $14.23    $11.21    $10.49    $ 9.92    $   --
Total Return.......................    (10.2%)   27.0%      6.9%      5.8%     (0.8%)       --
Investment Income Ratio............        --     0.8%      0.6%      0.3%        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                  FIDELITY(R) VIP                         FIDELITY(R) VIP                    FIDELITY(R) VIP
                   FREEDOM 2010                            FREEDOM 2020                       FREEDOM 2030
                    PORTFOLIO--                             PORTFOLIO--                        PORTFOLIO--
                  INITIAL SHARES                          INITIAL SHARES                     INITIAL SHARES
      --------------------------------------  --------------------------------------  ----------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2008      2007      2006
      ------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --        --



       $   --    $   31    $   --    $   --    $   17    $   18    $   --    $   --    $   --    $   --    $   --
           --         3        --        --         2         2        --        --        --        --        --
       $10.20    $10.25    $   --    $   --    $10.12    $10.98    $   --    $   --    $   --    $   --    $   --
        (0.4%)     2.5%        --        --     (7.8%)     9.8%        --        --        --        --        --
           --     14.8%        --        --        --      2.5%        --        --        --        --        --



       $  662    $  340    $  180    $  221    $1,376    $  931    $  177    $   83    $  915    $  644    $  230
           58        28        16        22       121        75        16         8        82        52        21
       $11.31    $11.96    $11.01    $10.02    $11.38    $12.33    $11.19    $ 9.99    $11.14    $12.29    $11.04
        (5.5%)     8.7%      9.8%      0.2%     (7.7%)    10.2%     12.0%     (0.1%)    (9.4%)    11.4%     10.4%
           --      2.3%      1.8%        --        --      3.8%      1.8%        --        --      1.8%      4.1%







                            FIDELITY(R) VIP                                             FIDELITY(R) VIP
                              INDEX 500--                                           INVESTMENT GRADE BOND--
                             INITIAL CLASS                                               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --        --        --        --
            --        --        --        --       --        --        --        --        --        --        --        --


       $   293   $   336   $ 1,519   $ 1,050   $  816    $  394    $1,831    $2,001    $1,653    $1,150    $  926    $  616
            20        20        94        75       61        33       140       153       131        95        78        54
       $ 14.88   $ 16.91   $ 16.08   $ 13.93   $13.32    $12.08    $13.12    $13.11    $12.59    $12.10    $11.87    $11.39
        (12.1%)     5.2%     15.4%      4.6%    10.3%     28.1%      0.1%      4.1%      4.1%      1.9%      4.2%      4.9%
          0.0%      3.1%      1.3%      1.5%     2.8%      0.4%      8.3%      4.1%      3.4%      3.5%     11.0%      2.4%


       $34,057   $32,904   $26,736   $15,576   $5,552    $   --    $4,983    $4,516    $2,444    $1,191    $  115    $   --
         2,812     2,392     2,049     1,381      516        --       432       392       221       113        11        --
       $ 12.11   $ 13.75   $ 13.04   $ 11.27   $10.75    $   --    $11.54    $11.52    $11.04    $10.58    $10.35    $   --
        (11.9%)     5.4%     15.7%      4.8%     7.5%        --      0.2%      4.3%      4.3%      2.2%      3.5%        --
          0.0%      3.5%      1.3%      0.7%       --        --      7.8%      3.7%      2.8%      0.9%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                           FIDELITY(R) VIP
                                                              MID-CAP--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $    --   $   --    $   --    $   --
Units Outstanding..................        --        --        --       --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $   --    $   --    $   --
Total Return.......................        --        --        --       --        --        --
Investment Income Ratio............        --        --        --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   649   $ 1,152   $ 1,196   $  739    $  584    $  276
Units Outstanding..................        31        51        61       42        39        23
Variable Accumulation Unit Value...   $ 21.21   $ 22.77   $ 19.74   $17.56    $14.88    $11.95
Total Return.......................     (6.9%)    15.3%     12.4%    18.0%     24.6%     38.3%
Investment Income Ratio............      0.3%      0.9%      0.3%       --        --      0.1%

SERIES III POLICIES(c)
Net Assets.........................   $21,684   $22,201   $17,242   $9,912    $4,230    $   --
Units Outstanding..................     1,299     1,242     1,115      721       365        --
Variable Accumulation Unit Value...   $ 16.67   $ 17.87   $ 15.46   $13.72    $11.59    $   --
Total Return.......................     (6.7%)    15.6%     12.7%    18.3%     15.9%        --
Investment Income Ratio............      0.2%      0.9%      0.3%       --        --        --







                                                             JANUS ASPEN
                                                          SERIES BALANCED--
                                                        INSTITUTIONAL SHARES
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $9,818    $10,243   $9,579    $11,800   $11,571   $10,667
Units Outstanding..................      495        503      517        700       736       731
Variable Accumulation Unit Value...   $19.84    $ 20.35   $18.54    $ 16.86   $ 15.73   $ 14.59
Total Return.......................    (2.5%)      9.8%     9.9%       7.2%      7.8%     13.3%
Investment Income Ratio............     2.9%       2.6%     2.1%       2.3%      2.3%      2.2%

SERIES II POLICIES(b)
Net Assets.........................   $1,946    $ 1,994   $1,623    $ 1,201   $   998   $   594
Units Outstanding..................      133        133      119         97        87        56
Variable Accumulation Unit Value...   $14.67    $ 15.04   $13.64    $ 12.35   $ 11.47   $ 10.60
Total Return.......................    (2.5%)     10.3%    10.4%       7.7%      8.3%     13.8%
Investment Income Ratio............     2.9%       2.6%     2.3%       2.4%      7.8%      2.4%

SERIES III POLICIES(c)
Net Assets.........................   $5,155    $ 4,650   $1,928    $ 1,262   $   797   $    --
Units Outstanding..................      376        331      152        110        75        --
Variable Accumulation Unit Value...   $13.70    $ 14.03   $12.69    $ 11.47   $ 10.62   $    --
Total Return.......................    (2.3%)     10.5%    10.7%       7.9%      6.2%        --
Investment Income Ratio............     3.1%       2.7%     2.2%       1.7%      3.3%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         FIDELITY(R) VIP                                  FIDELITY(R) VIP
                           OVERSEAS--                                    VALUE STRATEGIES--
                          INITIAL CLASS                                   SERVICE CLASS 2
      ----------------------------------------------------  -------------------------------------------
        2008     2007     2006     2005     2004     2003     2008     2007     2006     2005     2004
      -------------------------------------------------------------------------------------------------


      $    --  $    --  $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --
      $    --  $    --  $    --   $   --   $   --   $   --  $    --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --
           --       --       --       --       --       --       --       --       --       --       --



      $   203  $   156  $    --   $  165   $   --   $   10  $    --   $   --   $   --   $   --   $   --
           15       10       --       11       --        1       --       --       --       --       --
      $ 13.94  $ 15.59  $ 15.82   $14.53   $14.40   $13.23  $    --   $   --   $   --   $   --   $   --
       (10.6%)   (1.5%)    8.9%     0.9%     8.9%    43.0%       --       --       --       --       --
           --     7.7%     1.4%       --     3.2%     0.4%       --       --       --       --       --



      $14,044  $13,500  $14,042   $4,129   $  705   $   --  $   360   $  432   $  255   $  129   $   27
          909      783      955      332       67       --       28       29       18       11        2
      $ 15.44  $ 17.25  $ 14.70   $12.45   $10.46   $   --  $ 12.70   $14.89   $14.12   $12.17   $11.88
       (10.5%)   17.3%    18.1%    19.0%     4.6%       --   (14.7%)    5.4%    16.0%     2.4%    18.8%
           --     3.0%     0.4%     0.2%       --       --       --     0.7%     0.3%       --       --






                  JANUS ASPEN                             JANUS ASPEN                              JANUS ASPEN
                SERIES FORTY--                      SERIES MID CAP GROWTH--                 SERIES WORLDWIDE GROWTH--
             INSTITUTIONAL SHARES                     INSTITUTIONAL SHARES                    INSTITUTIONAL SHARES
      ----------------------------------  -------------------------------------------  ----------------------------------
        2008     2007     2006     2005     2008     2007     2006     2005     2004     2008     2007     2006     2005
      -------------------------------------------------------------------------------------------------------------------


       $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --  $   230   $  296   $  276   $  285
           --       --       --       --       --       --       --       --       --       19       20       21       25
       $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --  $ 11.94   $14.55   $13.37   $11.39
           --       --       --       --       --       --       --       --       --   (18.0%)    8.9%    17.4%     5.1%
           --       --       --       --       --       --       --       --       --     1.2%     0.8%     1.7%     1.3%


       $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --  $    --   $   --   $   --   $   96
           --       --       --       --       --       --       --       --       --       --       --       --        9
       $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --  $ 10.53   $10.53   $10.53   $10.79
           --       --       --       --       --       --       --       --       --       --       --    (2.4%)    5.6%
           --       --       --       --       --       --       --       --       --       --       --     2.2%     1.5%


       $8,676   $7,521   $4,077   $  307   $8,791   $7,998   $5,191   $3,388   $  638  $   626   $  749   $  599   $  457
          568      490      364       30      534      458      363      269       57       57       56       49       44
       $15.26   $15.33   $11.19   $10.24   $16.46   $17.44   $14.29   $12.58   $11.20  $ 10.98   $13.36   $12.18   $10.31
        (0.5%)   37.0%     9.3%     2.4%    (5.6%)   22.0%    13.6%    12.3%    12.0%   (17.8%)    9.6%    18.2%     5.9%
         0.2%     0.4%     0.5%     0.6%     0.2%     0.2%       --       --       --     1.3%     0.8%     2.0%     1.4%



         JANUS ASPEN
      SERIES WORLDWIDE
          GROWTH--
        INSTITUTIONAL
           SHARES
      ----------------
        2004     2003
      ----------------

       $  523   $  437
           48       42
       $10.83   $10.41
         4.0%    23.1%
         1.1%     1.1%

       $   63   $   30
            6        3
       $10.21   $ 9.77
         4.5%    23.7%
         3.1%     1.4%

       $  128   $   --
           13       --
       $ 9.74   $   --
        (2.6%)      --
         1.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     LAZARD
                                         RETIREMENT INTERNATIONAL EQUITY
                                                    PORTFOLIO
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --
Units Outstanding..................        --       --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --
Total Return.......................        --       --        --        --
Investment Income Ratio............        --       --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --
Units Outstanding..................        --       --        --        --
Variable Accumulation Unit Value...   $ 10.55   $10.55    $   --    $   --
Total Return.......................        --     5.5%        --        --
Investment Income Ratio............        --     2.1%        --        --


SERIES III POLICIES(c)
Net Assets.........................   $ 2,993   $3,086    $2,291    $   26
Units Outstanding..................       231      209       172         2
Variable Accumulation Unit Value...   $ 12.88   $14.76    $13.32    $10.87
Total Return.......................    (12.7%)   10.8%     22.5%      8.7%
Investment Income Ratio............        --     2.7%      1.4%      1.0%







                                                          MFS(R) INVESTORS
                                                           TRUST SERIES--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $  190    $  210    $  194    $  176    $  169    $  109
Units Outstanding..................       12        12        12        13        13         9
Variable Accumulation Unit Value...   $15.62    $17.09    $15.54    $13.79    $12.88    $11.60
Total Return.......................    (8.6%)    10.0%     12.7%      7.0%     11.1%     21.8%
Investment Income Ratio............     1.5%      0.8%      0.5%      0.5%      1.7%      0.5%


SERIES III POLICIES(c)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                              LORD ABBETT
                             SERIES FUND--                                   LVIP BARON GROWTH
                             MID-CAP VALUE                                 OPPORTUNITIES FUND--
                               PORTFOLIO                                   SERVICE CLASS SHARES
      ----------------------------------------------------------  --------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --       --        --        --        --        --        --        --
       $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --       --        --        --        --        --        --        --
            --        --        --       --        --        --        --        --        --        --


       $   165   $   188   $   166   $1,100    $1,026    $  345    $  134    $  144    $   71    $   --
            10        10         9       68        69        29        14        13         7        --
       $ 15.69   $ 18.10   $ 18.03   $16.11    $14.92    $12.06    $ 9.82    $10.86    $10.53    $   --
        (13.3%)     0.3%     12.0%     8.0%     23.7%     24.4%     (9.6%)     3.1%      5.3%        --
            --      0.5%      0.1%     0.5%      1.2%      1.5%        --        --        --        --


       $ 6,091   $13,379   $11,906   $8,068    $5,014    $   --    $2,187    $2,685    $  788    $  128
           496       945       846      644       433        --       201       224        68        13
       $ 12.29   $ 14.15   $ 14.07   $12.53    $11.58    $   --    $10.85    $11.99    $11.59    $10.04
        (13.2%)     0.6%     12.2%     8.2%     15.8%        --     (9.5%)     3.4%     15.5%      0.4%
            --      0.5%      0.6%     0.5%      1.1%        --        --        --        --        --







                           MFS(R)                                                 MFS(R)
                   NEW DISCOVERY SERIES--                                   UTILITIES SERIES--
                        INITIAL CLASS                                          INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004      2003
      ------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   27    $   28    $   --    $    8    $   --    $  224
           --        --        --        --        --         2         2        --         1        --        20
       $   --    $   --    $   --    $   --    $   --    $17.09    $17.45    $13.64    $12.92    $11.75    $11.14
           --        --        --        --        --     (2.0%)    27.9%      5.6%     10.0%      5.5%     35.6%
           --        --        --        --        --      2.7%      1.3%      4.3%        --      8.2%      2.3%


       $    8    $    9    $   15    $  596    $  315    $1,664    $1,258    $  621    $   15    $   --    $   --
            1         1         1        57        32        88        65        41         1        --        --
       $11.16    $12.14    $11.84    $10.46    $ 9.94    $18.92    $19.28    $15.08    $11.49    $   --    $   --
        (8.1%)     2.5%     13.2%      5.2%     (0.6%)    (1.9%)    27.9%     31.3%     14.9%        --        --
           --        --        --        --        --      2.7%      0.8%      0.4%        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                    MORGAN STANLEY UIF
                                                  EMERGING MARKETS DEBT--
                                                          CLASS I
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $  123    $  132    $  116    $   64    $   --
Units Outstanding..................        9        10         9         6        --
Variable Accumulation Unit Value...   $13.17    $13.31    $12.52    $11.33    $   --
Total Return.......................    (1.1%)     6.3%     10.5%     13.3%        --
Investment Income Ratio............       --      7.3%      8.1%      6.2%        --


SERIES III POLICIES(c)
Net Assets.........................   $1,177    $  600    $  193    $   16    $   --
Units Outstanding..................       83        42        14         1        --
Variable Accumulation Unit Value...   $14.21    $14.35    $13.47    $12.15    $10.82
Total Return.......................    (0.9%)     6.5%     10.8%     12.3%      8.2%
Investment Income Ratio............       --      7.3%     10.4%      6.6%     85.3%







                                                           PIMCO
                                                      LOW DURATION--
                                                ADMINISTRATIVE CLASS SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $  228    $  152
Units Outstanding..................       --        --        --        23        15
Variable Accumulation Unit Value...   $10.12    $10.12    $10.12    $10.08    $10.00
Total Return.......................       --        --      0.5%      0.8%        --
Investment Income Ratio............       --        --      3.9%      2.9%      5.5%


SERIES III POLICIES(c)
Net Assets.........................   $1,118    $  415    $  264    $   58    $   48
Units Outstanding..................       98        37        25         6         5
Variable Accumulation Unit Value...   $11.44    $11.31    $10.54    $10.11    $10.00
Total Return.......................     1.1%      7.4%      4.3%      1.0%        --
Investment Income Ratio............     3.6%      4.8%      4.1%      1.8%      1.9%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                                                                  NEUBERGER BERMAN
                         MORGAN STANLEY                                      MORGAN STANLEY UIF                     AMT PARTNERS
                  UIF EMERGING MARKETS EQUITY--                              U.S. REAL ESTATE--                      PORTFOLIO--
                             CLASS I                                               CLASS I                             CLASS I
      ----------------------------------------------------  ----------------------------------------------------  ----------------
        2008     2007     2006     2005     2004     2003     2008     2007     2006     2005     2004     2003     2008     2007
      ----------------------------------------------------------------------------------------------------------------------------


      $    --   $   80   $   56   $   40   $   29   $   31  $    --  $    --   $   --   $   --   $   --   $   --   $   --    $--
           --        2        2        2        2        3       --       --       --       --       --       --       --     --
      $ 27.19   $32.35   $23.19   $17.03   $12.81   $10.48  $    --  $    --   $   --   $   --   $   --   $   --   $   --    $--
       (15.9%)   39.5%    36.2%    32.9%    22.3%    48.6%       --       --       --       --       --       --       --     --
           --     0.5%     0.8%     0.6%     0.7%       --       --       --       --       --       --       --       --     --



      $   145   $  572   $   78   $   86   $   --   $   --  $   405  $   466   $  378   $  594   $  952   $  658   $   --    $--
            7       25        5        7       --       --       19       21       14       30       56       53       --     --
      $ 19.62   $23.32   $16.65   $12.17   $   --   $   --  $ 21.45  $ 22.41   $27.09   $19.67   $16.85   $12.38   $   --    $--
       (15.9%)   40.1%    36.8%    21.7%       --       --    (4.3%)  (17.3%)   37.7%    16.8%    36.1%    37.2%       --     --
           --     0.1%     0.7%     0.5%       --       --       --     0.9%     0.7%     1.0%     4.6%       --       --     --



      $ 7,124   $7,958   $3,353   $1,428   $  481   $   --  $14,906  $11,399   $5,238   $2,628   $  809   $   --   $  251    $--
          295      278      164       96       43       --      849      622      237      164       59       --       25     --
      $ 24.19   $28.72   $20.45   $14.91   $11.14   $   --  $ 17.56  $ 18.32   $22.10   $16.01   $13.67   $   --   $10.14    $--
       (15.8%)   40.5%    37.1%    33.9%    11.4%       --    (4.2%)  (17.1%)   38.0%    17.1%    36.7%       --     1.4%     --
           --     0.4%     0.8%     0.3%       --       --       --     1.2%     1.1%     0.9%     1.9%       --       --     --






                                                                                                          PIMCO
                         PIMCO                                        PIMCO                         U.S. GOVERNMENT--
                     REAL RETURN--                                TOTAL RETURN--                      ADMINISTRATIVE
              ADMINISTRATIVE CLASS SHARES                  ADMINISTRATIVE CLASS SHARES                 CLASS SHARES
      -------------------------------------------  -------------------------------------------  -------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2006
      -------------------------------------------------------------------------------------------------------------------


       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
       $   --   $   --   $   --   $   --   $   --  $    --  $    --  $    --   $   --   $   --   $   --   $   --   $   --
           --       --       --       --       --       --       --       --       --       --       --       --       --
           --       --       --       --       --       --       --       --       --       --       --       --       --



       $    2   $  103   $   90   $  137   $   78  $    --  $    --  $    69   $  217   $   --   $   --   $   --   $   --
           --        9        9       13        8       --       --        7       21       --       --       --       --
       $12.00   $11.50   $10.42   $10.37   $10.18  $ 10.65  $ 10.65  $ 10.56   $10.19   $   --   $   --   $   --   $   --
         4.3%    10.4%     0.5%     1.8%     1.8%       --     0.9%     3.6%     1.9%       --       --       --       --
         3.8%     4.7%     4.2%     2.9%     4.5%       --     4.7%     4.4%     3.7%       --       --       --       --



       $6,218   $4,776   $2,622   $1,237   $   24  $29,790  $24,413  $14,366   $8,384   $3,027   $  102   $   43   $  579
          513      412      250      119        2    2,432    2,039    1,305      790      292        8        4       54
       $12.11   $11.59   $10.48   $10.40   $10.19  $ 12.23  $ 11.97  $ 11.01   $10.60   $10.35   $12.15   $11.91   $10.64
         4.4%    10.7%     0.7%     2.1%     1.9%     2.2%     8.8%     3.8%     2.5%     3.5%     2.0%    11.9%       --
         3.5%     4.6%     4.2%     3.1%     1.7%     4.4%     4.7%     4.3%     3.2%     2.1%     3.5%       --     4.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                           ROYCE
                                                   MICRO-CAP PORTFOLIO--
                                                     INVESTMENT CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   51    $  338    $  405    $  156    $   84
Units Outstanding..................        4        22        27        13         8
Variable Accumulation Unit Value...   $14.27    $15.37    $14.82    $12.25    $11.01
Total Return.......................    (7.2%)     3.7%     20.9%     11.3%     10.1%
Investment Income Ratio............       --      1.3%      0.3%      0.7%        --


SERIES III POLICIES(c)
Net Assets.........................   $3,426    $3,369    $1,722    $  642    $  211
Units Outstanding..................      237       218       116        52        19
Variable Accumulation Unit Value...   $14.40    $15.49    $14.90    $12.29    $11.01
Total Return.......................    (7.1%)     4.0%     21.2%     11.6%     10.1%
Investment Income Ratio............       --      1.7%      0.3%      0.6%        --







                                                            T. ROWE PRICE
                                                            EQUITY INCOME
                                                              PORTFOLIO
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   542   $   658   $   659   $  460    $  412    $  286
Units Outstanding..................        36        37        38       32        29        23
Variable Accumulation Unit Value...   $ 15.21   $ 17.64   $ 17.20   $14.56    $14.11    $12.36
Total Return.......................    (13.7%)     2.5%     18.1%     3.2%     14.1%     24.6%
Investment Income Ratio............      2.0%      1.7%      1.7%     1.5%      1.6%      1.6%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,383   $ 2,152   $ 1,681   $2,588    $2,044    $1,668
Units Outstanding..................       105       141       113      207       170       159
Variable Accumulation Unit Value...   $ 13.17   $ 15.26   $ 14.81   $12.48    $12.04    $10.50
Total Return.......................    (13.7%)     3.0%     18.7%     3.7%     14.6%     25.2%
Investment Income Ratio............      1.9%      1.8%      1.6%     1.6%      4.5%      1.9%

SERIES III POLICIES(c)
Net Assets.........................   $19,488   $20,879   $12,882   $8,428    $3,620    $   --
Units Outstanding..................     1,582     1,467       934      727       325        --
Variable Accumulation Unit Value...   $ 12.30   $ 14.23   $ 13.78   $11.59    $11.15    $   --
Total Return.......................    (13.6%)     3.3%     19.0%     3.9%     11.5%        --
Investment Income Ratio............      2.1%      1.8%      1.6%     1.4%      2.6%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       ROYCE                                    T. ROWE PRICE
               SMALL-CAP PORTFOLIO--                          BLUE CHIP GROWTH
                 INVESTMENT CLASS                                 PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
           --        --        --        --         --       --        --        --        --
       $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
           --        --        --        --         --       --        --        --        --
           --        --        --        --         --       --        --        --        --



       $   --    $   --    $   --    $   --    $    --   $   --    $  141    $  241    $  201
           --        --        --        --         --       --        11        21        19
       $10.50    $10.50    $10.50    $   --    $ 12.64   $12.64    $12.31    $11.25    $10.65
           --        --      5.0%        --         --     2.7%      9.4%      5.7%      6.5%
           --        --        --        --         --       --      0.2%      0.1%      6.8%



       $4,237    $3,797    $1,546    $  187    $ 9,059   $8,877    $7,222    $8,056    $4,500
          362       331       132        18        706      618       567       694       411
       $11.69    $11.47    $11.72    $10.15    $ 12.79   $14.36    $12.73    $11.61    $10.96
         1.9%     (2.1%)    15.4%      1.5%     (10.9%)   12.7%      9.7%      5.9%      9.6%
           --      0.1%      0.1%        --         --     0.5%      0.3%      0.1%      2.3%







                   T. ROWE PRICE                                T. ROWE PRICE
                     INDEX 500                               INTERNATIONAL STOCK
                     PORTFOLIO                                    PORTFOLIO
      --------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2008      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
       $    --   $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --
            --       --        --        --         --       --        --        --        --
            --       --        --        --         --       --        --        --        --



       $    --   $   --    $   --    $   --    $   426   $  477    $  377    $  275    $  117
            --       --        --        --         27       27        24        21        10
       $    --   $   --    $   --    $   --    $ 15.66   $17.47    $15.50    $13.04    $11.27
            --       --        --        --     (10.4%)   12.8%     18.8%     15.7%     12.7%
            --       --        --        --         --     1.6%      1.4%      1.8%      9.9%



       $   473   $  442    $  347    $   24    $ 1,306   $1,672    $  905    $  375    $  251
            42       34        28         2         83       96        58        29        22
       $ 11.27   $12.82    $12.20    $10.57    $ 15.66   $17.45    $15.44    $12.96    $11.17
        (12.1%)    5.1%     15.4%      5.7%     (10.3%)   13.0%     19.1%     16.0%     11.7%
          1.6%     1.7%      2.4%      2.4%         --     1.7%      0.9%      1.3%      2.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                            T. ROWE PRICE
                                                          LIMITED-TERM BOND
                                                              PORTFOLIO
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $  125    $  121    $  101    $   93    $  200    $  134
Units Outstanding..................       10        10         9         9        19        13
Variable Accumulation Unit Value...   $12.02    $11.80    $11.22    $10.80    $10.64    $10.55
Total Return.......................     1.9%      5.2%      3.8%      1.5%      0.9%      4.0%
Investment Income Ratio............     3.9%      4.3%      4.0%      3.5%      9.2%      3.6%

SERIES III POLICIES(c)
Net Assets.........................   $2,032    $1,604    $  873    $  325    $   63    $   --
Units Outstanding..................      177       143        82        32         6        --
Variable Accumulation Unit Value...   $11.45    $11.23    $10.65    $10.23    $10.05    $   --
Total Return.......................     2.0%      5.5%      4.1%      1.8%      0.5%        --
Investment Income Ratio............     3.8%      4.2%      3.8%      3.0%      4.6%        --







                                                          VAN ECK
                                                WORLDWIDE ABSOLUTE RETURN--
                                                   INITIAL CLASS SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --     $  --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --     $  --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --     $  --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --     $  --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $  326    $  306    $  244     $  75    $    9
Units Outstanding..................       29        27        23         8         1
Variable Accumulation Unit Value...   $11.26    $11.23    $10.79     $9.93    $ 9.91
Total Return.......................     0.3%      4.1%      8.7%      0.2%     (0.9%)
Investment Income Ratio............     0.2%      0.6%        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                        T. ROWE PRICE                                     T. ROWE PRICE
                     NEW AMERICA GROWTH                            PERSONAL STRATEGY BALANCED
                          PORTFOLIO                                         PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
           --        --        --        --        --         --        --        --       --        --
       $   --    $   --    $   --    $   --    $   --    $    --   $    --   $    --   $   --    $   --
           --        --        --        --        --         --        --        --       --        --
           --        --        --        --        --         --        --        --       --        --



       $   --    $  247    $  295    $   75    $   --    $    --   $    --   $    --   $   --    $   --
           --        18        24         7        --         --        --        --       --        --
       $14.07    $13.85    $12.22    $10.64    $   --    $    --   $    --   $    --   $   --    $   --
         1.6%     13.3%     14.9%      6.4%        --         --        --        --       --        --
           --        --      0.1%        --        --         --        --        --       --        --



       $2,688    $2,665    $1,011    $  449    $   49    $15,706   $13,558   $19,466   $7,790    $5,185
          215       202        87        42         5      1,202       969     1,497      670       475
       $12.53    $13.17    $11.58    $10.79    $10.32    $ 13.05   $ 13.99   $ 13.00   $11.62    $10.92
        (4.8%)    13.8%      7.3%      4.5%      3.2%      (6.7%)     7.6%     11.9%     6.4%      9.2%
           --        --      0.1%        --      0.3%       2.4%      2.1%      2.3%     1.6%      2.2%






          VAN ECK WIT
        WORLDWIDE BOND
            FUND--
         INITIAL CLASS
            SHARES
      ------------------
        2008      2007
      ------------------


       $   --    $   --
           --        --
       $   --    $   --
           --        --
           --        --



       $   --    $   --
           --        --
       $   --    $   --
           --        --
           --        --



       $   --    $   --
           --        --
       $10.68    $10.26
         4.1%        --
        16.7%        --




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

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                                       102

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                                       103